As filed with the Securities and Exchange Commission on September 5, 2017

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-01800

U.S. GLOBAL INVESTORS FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101

Jessica Chase, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2017 – June 30, 2017

ITEM 1. REPORT TO STOCKHOLDERS.

U.S. Global Investors Funds Semi-Annual Report

June 30, 2017

U.S. Global Investors Funds

Semi-Annual Report

June 30, 2017

(unaudited)

Table of Contents

Letter to Shareholders	1
Portfolios of Investments	10
Notes to Portfolios of Investments	58
Statements of Assets and Liabilities	68
Statements of Operations	72
Statements of Changes in Net Assets	76
Notes to Financial Statements	82
Financial Highlights	99
Additional Information	110
Expense Example	111
Privacy Policy

Nasdaq Symbols

U.S. Global Investors Funds

Investor Class
U.S. Government Securities Ultra-Short Bond Fund	UGSDX
Near-Term Tax Free Fund	NEARX
All American Equity Fund	GBTFX
Holmes Macro Trends Fund	MEGAX
Global Resources Fund	PSPFX
World Precious Minerals Fund	UNWPX
Gold and Precious Metals Fund	USERX
Emerging Europe Fund	EUROX
China Region Fund	USCOX

Institutional Class
Global Resources Fund	PIPFX
World Precious Minerals Fund	UNWIX

Atlantic Fund Services 3 Canal Plaza, Suite 600 Portland, ME 04101

U.S. Global Investors Funds	(unaudited)

Dear Fellow Shareholder,

Thank you for your investment in U.S. Global Investors Funds. If you joined our investment family recently, welcome! And if you are a long-time shareholder, I want to especially thank you for your commitment.

We want to keep in touch with you!

If you aren’t already receiving our emails, please share your email address with us. This is a convenient way to be notified of fund updates, such as when quarterly fund fact sheets are published. Also, we like hearing from our shareholders so drop us a line at info@usfunds.com or give us a call at 1-800-US-FUNDS (1-800-873-8637).

Don’t Miss Out on Investor Alert!

The best way to receive timely updates on the events that impact your investments is to subscribe to our free e-newsletter, the Investor Alert. With a balanced analysis of the markets over the week that is comprehensive yet concise, the Investor Alert is written for you by the investment team with a special commentary from me. Your time is important, so read the newsletter that has won multiple awards from the Mutual Fund Education Alliance! Sign up at www.usfunds.com/subscribe. While you are there, also sign up for my CEO blog, Frank Talk, where I comment on current market topics.

Learning from the Past and Looking Ahead

The mid-year point is a good time to take another look at what we are doing with U.S. Global Investors Funds. We often discuss our investment process which combines a top-down, macro perspective with bottom-up, fundamental stock selection. This remains true with the ongoing trend in the asset management industry in using artificial intelligence and quantitative analysis. Industry influencers have been talking about something called “quantamental” investing. I believe this is more than a catchy phrase, but actually a term that formalizes what we have been diving into for some time—the combination of fundamental stock selection with computing power to screen and analyze large quantities of information. If you have attended one of the conferences where I’ve spoken in the last year, you may have heard my presentation titled “What’s Driving Gold: The Invasion of the Quants.”

If you are a regular reader of Frank Talk, you’ll recognize that we are using quantamental models in managing our funds. I’d like to take a look back and remind readers and shareholders of what we are doing.

Global Debt on Alert

Recently I wrote a blog post, “Mother of All Bubbles Keeps Gold in Focus,” which resonated with many of my readers. The record amount of global debt could potentially spell trouble for the investor who hasn’t adequately prepared with some allocation in a “safe haven.”

U.S. Global Investors Funds	(unaudited)

According to the highly-respected Institute of International Finance (IIF), global debt levels reached an astronomical $217 trillion in the first quarter of 2017—that’s 327 percent of world gross domestic product (GDP). Notice that before the financial crisis, global debt was “only” around $150 trillion, meaning we’ve added close to $120 trillion in as little as a decade. Much of the leveraging occurred in emerging markets, specifically China, which is spending big on international infrastructure projects.

It goes without saying that this is a huge risk. Some are calling this mountain of debt “the mother of all bubbles,” and we all remember how the last two bubbles ended, in 2000 (the tech or dotcom bubble) and 2007 (the housing bubble).

And now big changes could be coming in the Federal Reserve’s monetary policy. In a recent address to the Economic Club of Las Vegas, President and CEO of the Federal Reserve Bank of San Francisco John Williams said the Fed will likely begin the process of monetary normalization as soon as next quarter. This includes unwinding the Fed’s $4.5 trillion balance sheet, composed of long-term Treasuries and mortgage-backed securities (MBS). The process could take up to four years to complete.

With the Fed removing the punchbowl of easy money, and investors facing the potential risk of recession, it is just prudent to have gold in your portfolio.

U.S. Global Investors Funds	(unaudited)

Gold Prices Have Beaten the Market So Far this Century

You won’t want to miss this chart that I shared with readers recently. The price of gold has outperformed the S&P 500 Index so far this century, returning 86 percent more than the market if we index both asset classes at 100 on December 31, 1999. Over the past 17 years, the S&P 500 has undergone two major contractions, both of them resulting in a loss of around 40 percent. Gold, meanwhile, has held its value well, boosting its appeal as a portfolio diversifier.

Our two gold funds have similarly outperformed the market so far this century, as you can see above. The Gold and Precious Metals Fund (USERX) and World Precious Minerals Fund (UNWPX) are co-managed by myself and precious metals expert Ralph Aldis. Not only do Ralph and I rely on fundamentals to make stock selection and weighting decisions, but we also maintain close, productive relationships with mining company management teams across the globe.

I have long advocated for a basic 10 percent allocation into gold—5 percent in physical gold such as bullion, and 5 percent in quality gold stocks and funds. And it is important to set your calendar to rebalance each year.

U.S. Global Investors Funds	(unaudited)

New Year, New Models for Our Domestic Equity Funds

Back in January I introduced readers to a new investment methodology for our domestic equity funds, the All American Equity Fund (GBTFX) and the Holmes Macro Trends Fund (MEGAX).

For the All American Equity Fund, we seek to capture the performance of the “growthiest” companies in the fund’s benchmark, the S&P 500, by focusing on those whose most recent quarter’s sales per share is greater than the average of the previous four quarters. So if a company’s average sales per share for the past four quarters is $30, let’s say, it needs to show something higher than that in the current quarter to be considered for inclusion in the fund. In addition, we screen for companies whose cash flow return on invested capital (CFROIC) is above the average for the S&P 500 over the past 12 months.

Small- and mid-cap stocks have been an exciting place to be since the presidential election in November. These are the kinds of stocks that the Holmes Macro Trends Fund is focused on. Mid-cap companies are especially attractive because they’ve reached a point in their enterprise life cycle where the challenges inherent to smaller companies—raising capital early on and managing capacity growth, for example—are mostly behind them. At the same time, they remain dynamic enough for rapid growth to be possible.

That’s why mid-cap stocks account for 40 percent of our new MEGAX model. Meanwhile, 36 percent is in small caps, the remaining 24 percent in large caps.

To screen for the very best companies, we take a similar approach as GBTFX, focusing on those whose sales per share is greater than their average for the past four quarters.

Looking for Regulatory and Tax Reform

I’ve commented many times in my blog that in order for economic growth to occur, U.S. businesses need to see reform coming out of Washington, D.C. I mentioned in May in “Hedge Fund Managers Pour SALT on U.S. Stocks, Look to Europe” that I attended the SkyBridge Alternatives (SALT) hedge fund conference, where I heard former Federal Reserve Chair Ben Bernanke. He said there are really three parties jockeying for control in the capital—Republicans, Democrats... and the “beltway party.” It’s this last group, composed of deeply entrenched lobbyists and career bureaucrats, that gives Washington outsiders such as Trump the hardest time and actively tries to sabotage agendas that shake up the status quo.

So far Congress has had little success in delivering on President Donald Trump’s political agenda, but I still remain hopeful that Trump will enact some much-needed reforms to alleviate the regulatory and tax burdens that cost this country $1.9 trillion each year, according to the Competitive Enterprise Institute.

U.S. Global Investors Funds	(unaudited)

Don’t Miss Opportunities in Energy and Emerging Markets

I’ve been writing about the transition that’s taking place in the energy sector. In June I highlighted the growth of opportunities in natural gas and renewable energy in “Does Coal Stand a Chance Against Renewable Energy?” In the past year, we’ve overweighted renewable energy stocks in our Global Resources Fund (PSPFX), and the allocation is now a core driver of the fund’s performance.

Also remember, China’s middle class is already larger than that found here in the U.S., according to Credit Suisse. In October 2015, the investment bank reported that, for the first time, the size of China’s middle class had exceeded that of America’s middle class, 109 million to 92 million. As incomes rise, so too does demand for durables, luxury goods, vehicles, air travel, energy and more.

One of the best ways to take advantage of this growth in spending power, I believe, is with our China Region Fund (USCOX), which invests in securities in the authorized China securities markets (Hong Kong, Shenzhen and Shanghai) as well as the surrounding countries, including India. For the six months from the start of the year through June 30, the fund has returned an impressive 28.83 percent.

And looking to our European neighbors, I believe one of the most attractive destinations for your investment dollars right now is emerging European countries. Below you can see a valuation comparison between U.S. and emerging European equities. Trading at 9.2 times earnings, the latter are offering a potential bargain for investors seeking a “better bang for the buck.”

U.S. Global Investors Funds	(unaudited)

More than that, though, “core” Central and Eastern Europe (CEE) countries—including Poland, the Czech Republic, Romania and Hungary—are currently among the fastest growing in the world. In a recent series on the region, the Financial Times put it succinctly: “The former communist countries that have joined the European Union (EU) since 2004 offer superior growth to western Europe and many other emerging markets, combined with the benefits and protections of EU membership.”

These are key markets in the Emerging Europe Fund (EUROX), which has returned 6.73 percent for the first half of the year.

Stay Calm with Municipal Bonds

I also urge investors to remember that shorter-duration, tax-free munis have a history of delivering positive returns even during economic downturns and in environments of rising and lowering interest rates. This is why we like to think of the Near-Term Tax Free Fund (NEARX) as a calm place in the midst of stormy markets.

I urge shareholders to take a closer look at your investment goals and plans. If you are curious about one of our funds that you are not already invested in, remember that our ABC Investment Plan makes it easy and affordable to invest. For those who commit to investing monthly with us, we reduce our minimum initial investment to just $1,000. This dollar-cost averaging plan can be a great tool to encourage younger family members to invest as well. You can learn more about this by vising our website at www.usfunds.com or calling 1-800-US-FUNDS (1-800-873-8637).

U.S. Global Investors Funds	(unaudited)

Thank you for investing in U.S. Global Investors Funds!

Happy investing!

Frank Holmes
CEO and Chief Investment Officer
U.S. Global Investors, Inc.

Please consider carefully a fund’s investment objectives, risks, charges and expenses. For this and other important information, obtain a fund prospectus by visiting www.usfunds.com or by calling 1-800-US-FUNDS (1-800-873-8637). Read it carefully before investing. Foreside Fund Services, LLC, Distributor. U.S. Global Investors is the investment adviser.

Total Annualized Returns as of 6/30/2017

Fund	One-Year	Five-Year	Ten-Year	Gross Expense Ratio
Near-Term Tax Free Fund	-0.52%	1.30%	2.72%	0.97%
All American Equity Fund	2.56%	7.33%	3.11%	1.76%
Holmes Macro Trends Fund	21.07%	8.41%	2.72%	1.68%
Global Resources Fund	9.26%	-8.13%	-6.04%	1.85%
World Precious Metals Fund	-19.09%	-8.55%	-5.98%	2.10%
Gold and Precious Metals Fund	-20.33%	-7.46%	-2.30%	1.86%
Emerging Europe Fund	19.17%	-3.93%	-7.05%	2.33%
China Region Fund	33.80%	7.01%	-0.35%	2.76%
S&P 500 Index	17.90%	14.63%	7.18%	N/A
Bloomberg Barclays 3-Year Municipal Bond Index	0.43%	1.24%	2.76%	N/A

Expense ratios as stated in the most recent prospectus.

The Adviser of the World Precious Minerals Fund has voluntarily limited total fund operating expenses (exclusive of acquired fund fees and expenses of 0.11%, extraordinary expenses, taxes, brokerage commissions and interest, and advisory fee performance adjustments) to not exceed 1.90%. With the voluntary expense waiver amount of 0.04%, total annual expenses after reimbursement were 1.95%.

The Adviser of the China Region Fund has voluntarily limited total fund operating expenses (exclusive of acquired fund fees and expenses of 0.02%, extraordinary expenses, taxes, brokerage commissions and interest, and advisory fee performance adjustments) to not exceed 2.55%. With the voluntary expense waiver amount of 0.38%, total annual expenses after reimbursement were 2.36%.

U.S. Global Investors, Inc. can modify or terminate the voluntary limits at any time, which may lower a fund’s yield or return.

U.S. Global Investors Funds	(unaudited)

The Adviser of the Near-Term Tax Free Fund has contractually limited, through April 30, 2018, the total fund operating expenses (exclusive of acquired fund fees and expenses, extraordinary expenses, taxes, brokerage commissions and interest) to not exceed 0.45%. Total annual expenses after the waiver of 0.60% were 0.45%.

Performance data quoted above is historical. Past performance is no guarantee of future results. Results reflect the reinvestment of dividends and other earnings. For a portion of periods, the fund had expense limitations, without which returns would have been lower. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Performance does not include the effect of any direct fees described in the fund’s prospectus which, if applicable, would lower your total returns. Performance quoted for periods of one year or less is cumulative and not annualized. Obtain performance data current to the most recent month-end at www.usfunds.com or 1-800-US-FUNDS.

Gold, precious metals, and precious minerals funds may be susceptible to adverse economic, political or regulatory developments due to concentrating in a single theme. The prices of gold, precious metals, and precious minerals are subject to substantial price fluctuations over short periods of time and may be affected by unpredicted international monetary and political policies. We suggest investing no more than 5% to 10% of your portfolio in these sectors.

Stock markets can be volatile and share prices can fluctuate in response to sector-related and other risks as described in the fund prospectus.

Foreign and emerging market investing involves special risks such as currency fluctuation and less public disclosure, as well as economic and political risk. By investing in a specific geographic region, a regional fund’s returns and share price may be more volatile than those of a less concentrated portfolio. The Emerging Europe Fund invests more than 25% of its investments in companies principally engaged in the oil & gas or banking industries. The risk of concentrating investments in this group of industries will make the fund more susceptible to risk in these industries than funds which do not concentrate their investments in an industry and may make the fund’s performance more volatile. Because the Global Resources Fund concentrates its investments in specific industries, the fund may be subject to greater risks and fluctuations than a portfolio representing a broader range of industries.

Bond funds are subject to interest-rate risk; their value declines as interest rates rise. Though the Near-Term Tax Free Fund seeks minimal fluctuations in share price, it is subject to the risk that the credit quality of a portfolio holding could decline, as well as risk related to changes in the economic conditions of a state, region or issuer. These risks could cause the fund’s share price to decline. Tax-exempt income is federal income tax free. A portion of this income may be subject to state and local taxes and at times the alternative minimum tax. The Near-Term Tax Free Fund may invest up to 20% of its assets in securities that pay taxable interest. Income or fund distributions attributable to capital gains are usually subject to both state and federal income taxes.

Diversification does not protect an investor from market risks and does not assure a profit.

A program of regular investing doesn’t assure a profit or protect against loss in a declining market. You should evaluate your ability to continue in such a program in view of the possibility that you may have to redeem fund shares in periods of declining share prices as well as in periods of rising prices.

The S&P 500 Stock Index is a widely recognized capitalization-weighted index of 500 common stock prices in U.S. companies.

U.S. Global Investors Funds	(unaudited)

The Bloomberg Barclays 3-Year Municipal Bond Index is a total return benchmark designed for short-term municipal assets. The index includes bonds with a minimum credit rating BAA3, are issued as part of a deal of at least $50 million, have an amount outstanding of at least $5 million and have a maturity of 2 to 4 years.

The MSCI Emerging Markets Europe Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the emerging markets countries of Europe (Czech Republic, Hungary, Poland, Russia, and Turkey).

Cash Flow Return on Invested Capital (CFROIC) is defined as consolidated cash flow from operating activities minus capital expenditures, the difference of which is divided by the difference between total assets and non-interest bearing current liabilities.

Price-Earnings Ratio (P/E Ratio) is determined by dividing the price of the stock by the company’s forecasted earnings per share.

U.S. Government Securities Ultra-Short Bond Fund Portfolio of Investments (unaudited)	June 30, 2017

United States Government and Agency Obligations 97.32%	Coupon Rate %	Maturity Date	Principal Amount	Value
Federal Farm Credit Bank 33.72%
Fixed Rates:
	1.13	09/22/17	$2,000,000	$1,999,824
	1.16	10/23/17	1,000,000	1,000,260
	5.05	06/22/18	500,000	518,817
	1.95	08/28/18	100,000	100,691
Variable Rates:
	1.14	10/13/17	4,100,000	4,101,722
	1.25	03/22/18	3,000,000	3,003,054
	1.17	03/11/19	7,000,000	6,998,221
				17,722,589
Federal Home Loan Bank 53.74%
Fixed Rates:
	0.88	09/27/17	3,000,000	2,997,918
	1.00	12/19/17	7,000,000	6,993,819
	1.13	03/29/18	750,000	749,327
	1.13	04/25/18	5,000,000	4,994,535
	1.00	06/12/18	1,000,000	996,367
	5.38	08/15/18	480,000	501,441
	1.00	08/28/18	4,000,000	3,984,560
	1.75	12/14/18	3,000,000	3,016,164
	1.50	03/08/19	4,000,000	4,005,572
				28,239,703
Tennessee Valley Authority 9.86%
Fixed Rates:
	6.25	12/15/17	2,930,000	2,996,174
	1.75	10/15/18	2,174,000	2,185,505
				5,181,679

Total Investments 97.32%				51,143,971
(cost $51,129,888)
Other assets and liabilities, net 2.68%				1,411,031

Net Assets 100.0%				$52,555,002

See notes to portfolios of investments and notes to financial statements.

U.S. Government Securities Ultra-Short Bond Fund Portfolio of Investments (unaudited)	June 30, 2017

Portfolio Allocation by Issuer Based on Total Investments	June 30, 2017

Portfolio Allocation by Maturity	June 30, 2017
1-3 Months	$4,997,742	9.8%
3-12 Months	25,354,075	49.6%
1-3 Years	20,792,154	40.6%
	$51,143,971	100.0%

See notes to portfolios of investments and notes to financial statements.

Near-Term Tax Free Fund Portfolio of Investments (unaudited)	June 30, 2017

Municipal Bonds 90.31%	Coupon Rate %	Maturity Date	Principal Amount	Value
Alabama 1.34%
Bessemer, Alabama Electric Revenue, Refunding, AGM	3.10	12/01/21	$100,000	$104,339
Limestone County, Water & Sewer Authority	2.25	12/01/21	365,000	366,069
Pelham, Alabama, GO Unlimited	2.00	02/01/18	130,000	130,825
University of South Alabama, University Revenue, Refunding	5.00	11/01/18	500,000	525,060
				1,126,293

Arizona 0.72%
Arizona State Transportation Board Excise Tax Revenue	5.00	07/01/17	175,000	175,000
McAllister Academic Village LLC, Arizona State University Hassayampa Revenue, Refunding	5.75	07/01/18	200,000	209,156
Tempe, Arizona, GO Unlimited, Series A	2.00	07/01/19	220,000	224,011
				608,167

Arkansas 1.63%
Atkins School District No. 18, Refunding, GO Limited	1.00	02/01/19	420,000	417,526
Cave City School District No. 2-A, Refunding, GO Limited	1.00	02/01/19	260,000	257,860
Hot Springs, Arizona Wastewater Revenue	4.00	12/01/19	510,000	539,600
Paris School District No. 7, Refunding, GO Limited	1.00	06/01/18	150,000	150,041
				1,365,027

California 1.85%
California State, Recreational Facility, Refunding, GO Unlimited	5.00	12/01/19	5,000	5,014
California State, Statewide Communities Development Authority, Enloe Medical Center Revenue, Series A	5.25	08/15/18	340,000	356,079
Los Angeles Unified School District, Election 2004, GO Unlimited, Series H, AGM	5.00	07/01/32	200,000	200,000
Newman-Crows Landing Unified School District, GO Unlimited, AGM	4.00	08/01/19	115,000	121,464
Riverside County, California Redevelopment Successor Agency, Refunding, Tax Allocation	5.00	10/01/19	200,000	216,346

See notes to portfolios of investments and notes to financial statements.

Near-Term Tax Free Fund Portfolio of Investments (unaudited)	June 30, 2017

Municipal Bonds (cont’d)	Coupon Rate %	Maturity Date	Principal Amount	Value
California (cont’d)
Santa Clara County, California Financing Authority Revenue, Obstetrics and Gynecology, El Camino Hospital, AMBAC	5.00	02/01/18	$350,000	$351,005
Santa Paula Schools Financing Authority, Santa Paula Elementary School District Revenue, AGM	4.25	11/01/22	300,000	302,970
				1,552,878

District of Columbia 0.39%
District of Columbia Income Tax Revenue, Series A	5.25	12/01/27	300,000	328,239

Florida 5.90%
Citizens Property Insurance Co., Senior Secured, Coastal Account, Revenue, Series A-1	4.00	06/01/18	100,000	102,625
Escambia County, Florida, Health Facilities Authority Revenue, Baptist Hospital, Inc. Project, Series A	5.00	08/15/19	290,000	307,374
Florida State Board of Education Lottery Revenue, Series B, BHAC	5.00	07/01/26	100,000	101,000
Florida State Board of Governors Parking Facility Revenue, Series A	3.00	07/01/17	300,000	300,000
Florida State Department of Management Services, Certificates of Participation, Refunding, Series A	5.00	08/01/19	500,000	538,715
Florida State Department of Management Services, Certificates of Participation, Series A	5.00	08/01/24	340,000	357,153
Florida State Municipal Power Agency, Stanton Project Revenue, Refunding	5.13	10/01/17	300,000	302,919
Hillsborough County, Florida School Board, Refunding, Certificates of Participation, Series A	4.25	07/01/25	300,000	323,547
Hillsborough County, Florida School Board, Certificates of Participation, Refunding, NATL	4.00	07/01/19	100,000	100,000
Jacksonville Florida Special Revenue, Series C	5.00	10/01/20	270,000	300,915
Leesburg, Florida Capital Improvement Revenue Bonds, Refunding	5.00	10/01/21	405,000	457,974

See notes to portfolios of investments and notes to financial statements.

Near-Term Tax Free Fund Portfolio of Investments (unaudited)	June 30, 2017

Municipal Bonds (cont’d)	Coupon Rate %	Maturity Date	Principal Amount	Value
Florida (cont’d)
Margate, Florida Water & Sewer Revenue, Refunding, AGM	4.00	10/01/19	$250,000	$263,633
Miami - Dade County, Florida Expressway Authority Toll System Revenue, Series A	5.00	07/01/21	430,000	488,377
Orange County School Board, Certificates of Participation, Series A, NATL	5.00	08/01/32	275,000	275,784
Orlando, Florida Community Redevelopment Agency Tax Increment Revenue, Downtown District, Tax Allocation, Series A	4.00	09/01/17	170,000	170,534
Polk County, Florida School District Revenue, AGM	5.00	10/01/17	215,000	217,004
Saint Johns County, Florida Transportation Revenue, Refunding, AGM	5.00	10/01/20	310,000	346,227
				4,953,781

Georgia 2.03%
Carroll City-County, Georgia Hospital Authority, Tanner Medical Center, Inc. Project	5.00	07/01/18	600,000	623,070
Georgia State Municipal Gas Authority, Toccoa Project, Refunding, AGM	5.00	06/01/22	600,000	674,208
Glynn-Brunswick Memorial Hospital Authority, Southeast Georgia Health System and Affiliates Revenue, Certificates of Participation, Series A	4.50	08/01/17	150,000	150,359
Gwinnett County, Georgia, Hospital Authority, Gwinnett Hospital Systems Revenue, Series B, AGM	5.00	07/01/18	250,000	259,485
				1,707,122

Idaho 0.30%
Idaho Housing & Finance Association, Grant & Revenue Anticipation, Federal Highway Trust Fund, Series A	5.00	07/15/21	225,000	255,364

Illinois 4.34%
Chicago Board of Education, GO Unlimited, NATL	5.25	12/01/19	300,000	319,044
Chicago, Illinois, O’Hare International Airport Revenue, Gen - Third Lien, Series C, AGC	5.25	01/01/23	250,000	271,515

See notes to portfolios of investments and notes to financial statements.

Near-Term Tax Free Fund Portfolio of Investments (unaudited)	June 30, 2017

Municipal Bonds (cont’d)	Coupon Rate %	Maturity Date	Principal Amount	Value
Illinois (cont’d)
Clinton Bond Fayette Etc Counties Community College District No. 501 Kaskaskia, GO Unlimited	5.75	12/01/19	$500,000	$544,255
Du Page County, Refunding, GO Unlimited	5.60	01/01/21	270,000	294,627
Du Page County School District No. 33 West Chicago, Redunding, GO Unlimited, Series B	4.00	12/01/21	1,000,000	1,093,149
Illinois Metropolitan Pier & Exposition Authority, Unrefunded, NATL (ZCB)	1.78(1)	06/15/18	415,000	405,289
Illinois Regional Transportation Authority, Series A, AMBAC	7.20	11/01/20	120,000	131,576
Lake & McHenry County, Fox Lake, Illinois, Debt Certificates, Series B	3.00	11/01/19	265,000	273,472
Will Grundy Etc Counties Community College District No. 525, Joliet Junior College Project, GO Unlimited	6.25	06/01/22	300,000	313,365
				3,646,292

Indiana 1.18%
Clark-Pleasant, Indiana School Building	5.00	01/15/19	275,000	290,829
Indianapolis Local Public Improvement Bond Bank, Waterworks Project, Series 2007 L, NATL	5.25	01/01/33	305,000	311,466
Merrillville Redevelopment Authority, Tax Allocation	5.00	08/15/20	350,000	385,714
				988,009

Iowa 0.78%
Clive, Iowa, GO Unlimited, Series A	2.00	06/01/19	235,000	239,016
University of Iowa Hospitals and Clinics, Iowa State Board of Regents, Hospital Revenue, Series A	3.00	09/01/19	400,000	414,300
				653,316

Kansas 1.43%
Sedgwick County, Kansas, Unified School District No. 261 Haysville, GO Unlimited	5.00	11/01/17	885,000	896,505
Sedgwick County, Kansas, Unified School District No. 266 Maize, GO Unlimited, NATL	5.00	09/01/17	50,000	50,313
Wichita, Kansas, Refunding, GO Unlimited, Series A	5.00	12/01/17	250,000	254,160
				1,200,978

See notes to portfolios of investments and notes to financial statements.

Near-Term Tax Free Fund Portfolio of Investments (unaudited)	June 30, 2017

Municipal Bonds (cont’d)	Coupon Rate %	Maturity Date	Principal Amount	Value
Kentucky 1.76%
Fort Thomas Independent School District Finance Corp., Series C	2.00	11/01/17	$465,000	$466,535
Kentucky Municipal Power Agency, Power System Revenue, Prairie State Project, Series A, NATL	5.25	09/01/22	440,000	442,917
Louisville & Jefferson County Metropolitan Sewer District, Series A	5.00	05/15/23	500,000	571,735
				1,481,187

Louisiana 1.96%
Louisiana Office Facilities Corp, Refunding	5.00	11/01/17	700,000	708,806
Louisiana State, GO Unlimited, Series A	5.00	08/01/26	800,000	939,176
				1,647,982

Michigan 4.31%
Detroit, Michigan Local Development Financing Authority, Refunding, Tax Allocation, Series A	5.38	05/01/18	35,000	35,032
Gibraltar, Michigan School District, Refunding, GO Unlimited, AGM	5.00	05/01/21	475,000	520,994
Michigan Public Power Agency AFEC Project Revenue, Series A	4.50	01/01/19	280,000	292,256
Michigan State, Trunk Line Revenue, Refunding	4.50	11/01/26	105,000	112,028
Michigan State Hospital Finance Authority, Trinity Health, Series A	6.00	12/01/18	200,000	213,312
Michigan Strategic Fund, Series A, AGC	5.00	10/15/17	200,000	202,148
Oxford Area Community School District, GO Unlimited, Series A, Q-SBLF	5.00	05/01/22	365,000	420,867
Portage Public Schools, School Building & Site, GO Unlimited, AGM	5.00	05/01/20	300,000	309,891
Romeo Community School District, Refunding, GO Unlimited, Q-SBLF	3.00	05/01/18	500,000	507,520
Wayne County, Michigan Airport Authority Revenue, Detroit Metropolitan Airport, Refunding, Series C	4.00	12/01/19	255,000	270,236
Wyoming, Michigan, Water Supply System, Refunding	4.00	06/01/20	215,000	230,020
Zeeland Public Schools, Refunding, GO Unlimited	5.00	05/01/18	490,000	506,155
				3,620,459

See notes to portfolios of investments and notes to financial statements.

Near-Term Tax Free Fund Portfolio of Investments (unaudited)	June 30, 2017

Municipal Bonds (cont’d)	Coupon Rate %	Maturity Date	Principal Amount	Value
Minnesota 0.89%
Chaska, Minnesota Electric Revenue, Refunding, Series A	3.00	10/01/17	$535,000	$537,472
Lake Washington Sanitary District, GO Unlimited, Series A, AGM	2.00	02/01/18	205,000	206,302
				743,774

Mississippi 0.48%
Rankin County School District, GO Limited	2.00	08/01/19	400,000	405,944

Missouri 2.39%
Jackson County, Missouri, Special Obligation Refunding, Truman Sports Complex Project	5.00	12/01/18	215,000	226,358
Kansas City, Missouri, Refunding, Series B	5.00	08/01/19	650,000	696,592
Kansas City, Missouri Water Revenue, Series F, AGM	4.00	12/01/22	250,000	282,733
Missouri State Health & Educational Facilities Authority, Southwestern Baptist University Revenue	3.00	10/01/17	265,000	266,004
Missouri State Regional Convention & Sports Complex Authority	5.00	08/15/19	500,000	537,045
				2,008,732

New Hampshire 0.72%
New Hampshire, Federal Highway Grant Anticipation Bonds	5.00	09/01/17	200,000	201,202
New Hampshire Health & Education Facilities Authority Revenue, Southern New Hampshire University Project	5.00	01/01/18	400,000	407,404
				608,606

New Jersey 3.46%
Atlantic City, New Jersey, Refunding Tax Appeal, GO Unlimited	4.00	11/01/18	500,000	485,755
Camden County, New Jersey Improvement Authority, Refunding	4.00	01/15/18	600,000	609,654
Cumberland County, New Jersey Improvement Authority, Technical High School Project, AGM	3.00	09/01/17	550,000	551,722
Elizabeth, New Jersey Parking Authority Project Revenue, Elizabethtown Plaza Redevelopment, Series B	4.00	11/01/17	255,000	257,504

See notes to portfolios of investments and notes to financial statements.

Near-Term Tax Free Fund Portfolio of Investments (unaudited)	June 30, 2017

Municipal Bonds (cont’d)	Coupon Rate %	Maturity Date	Principal Amount	Value
New Jersey (cont’d)
Hudson County, New Jersey Improvement Authority Lease Revenue, North Hudson Regional Fire, Refunding, Series A, AGM	5.63	09/01/18	$400,000	$420,244
Passaic Valley, New Jersey, Sewage Commissioners Revenue, Series G	5.75	12/01/21	500,000	585,310
				2,910,189

New York 9.08%
Greece, New York Central School District, GO Unlimited	2.00	06/15/19	455,000	463,022
Long Island Power Authority Revenue, Series B	5.00	09/01/21	465,000	531,690
Nassau County Industrial Development Agency, New York Institute of Technology Project Revenue, Refunding, Remarketing, Series A	5.00	03/01/21	350,000	384,717
New York City, GO Unlimited, Series E	5.25	08/01/22	875,000	1,034,591
New York City, GO Unlimited, Series B	5.00	08/01/19	400,000	431,572
New York City, GO Unlimited, Series I	5.00	08/01/22	1,000,000	1,170,229
New York State Thruway Authority, Series B	5.00	04/01/27	1,335,000	1,347,949
New York State Urban Development, Series D	5.50	01/01/19	250,000	266,363
New York State Urban Development, NATL	5.50	03/15/19	615,000	661,297
North Castle, New York, Public Improvement, GO Unlimited	3.88	12/01/22	210,000	212,581
Patchogue-Medford Union Free School District, GO Unlimited	5.00	10/01/17	465,000	469,390
Sodus, New York Central School District, Refunding, GO Unlimited	3.00	06/15/18	640,000	651,603
				7,625,004

North Carolina 2.58%
Beaufort County, North Carolina, GO Limited	5.00	06/01/21	200,000	224,978
Charlotte, North Carolina, Certificates of Participation, Series A	5.00	10/01/21	1,000,000	1,114,499
North Carolina Medical Care Commission, Firsthealth Carolina Project, Refunding, Series C	4.00	10/01/17	420,000	423,079
North Carolina State Municipal Power Agency #1, Catawba Electric Revenue, Refunding, Series A	5.25	01/01/20	400,000	408,480
				2,171,036

See notes to portfolios of investments and notes to financial statements.

Near-Term Tax Free Fund Portfolio of Investments (unaudited)	June 30, 2017

Municipal Bonds (cont’d)	Coupon Rate %	Maturity Date	Principal Amount	Value
Ohio 0.96%
Cleveland, Ohio, Parking Facility Revenue, Prefunding, Refunding, AGM	5.25	09/15/22	$130,000	$154,330
Lorain County, Ohio, Community College District, Revenue	3.25	12/01/17	650,000	655,883
				810,213

Oklahoma 0.40%
Oklahoma State Agricultural & Mechanical Colleges, Oklahoma State University, Series A	5.00	08/01/21	300,000	331,953

Oregon 0.26%
Oregon State Facilities Authority, Legacy Health Project Revenue, Refunding, Series A	4.50	05/01/20	200,000	217,136

Pennsylvania 3.27%
Allegheny County, Pennsylvania Sanitary Authority, AGM	5.00	06/01/19	700,000	749,749
Delaware Valley, Pennsylvania, Regional Financial Authority Revenue, Permanently Fixed Business Development Services, AMBAC	5.50	08/01/18	295,000	308,824
Muhlenberg Township, Pennsylvania, GO Unlimited, AGM	3.00	11/01/17	280,000	280,403
Philadelphia School District, Pennsylvania, Refunding, GO Unlimited, Series E	5.25	09/01/24	625,000	678,556
Reading, Pennsylvania School District, GO Unlimited, Series A	5.00	04/01/20	400,000	433,008
Wilkes-Barre Finance Authority, University of Scranton, Refunding, Series A	5.00	11/01/19	275,000	294,247
				2,744,787

South Carolina 1.13%
Spartanburg County, South Carolina Regional Health Services District, Hospital Revenue, Refunding, Series A	5.00	04/15/19	600,000	638,820
Spartanburg County, South Carolina Sanitation Sewer District, Series A, AGC	3.50	03/01/19	300,000	311,304
				950,124

See notes to portfolios of investments and notes to financial statements.

Near-Term Tax Free Fund Portfolio of Investments (unaudited)	June 30, 2017

Municipal Bonds (cont’d)	Coupon Rate %	Maturity Date	Principal Amount	Value
Tennessee 0.26%
Memphis, Tennessee Sanitary Sewage System Revenue, Refunding, AGM	5.00	05/01/20	$200,000	$220,242

Texas 24.80%
Addison, Texas Certificates of Obligation, GO Limited	4.50	02/15/28	140,000	143,067
Addison, Texas Certificates of Obligation, GO Limited	4.00	02/15/20	250,000	254,720
Arlington, Texas, GO Limited, Series B	2.00	08/15/19	500,000	508,930
Bryan Independent School District, GO Unlimited, Series A, PSF-GTD	5.00	02/15/22	410,000	473,858
Cedar Hill Texas, Refunding, GO Limited	5.00	02/15/22	800,000	926,144
Center, Texas Certificates of Obligation, GO Limited, AGM (ZCB)	3.63(1)	02/15/20	150,000	142,745
Clear Lake, Texas, Waterworks & Sewer System, GO Unlimited	3.00	03/01/19	125,000	128,879
Corpus Christi, Texas Business & Job Development Corporation, Seawall Project, Sales Tax Revenue, Refunding	5.00	03/01/20	350,000	381,161
Culberson County-Allamoore Independent School District, GO Unlimited, PSF-GTD	3.00	02/15/19	860,000	885,834
Dallas, Texas Waterworks & Sewer System Revenue, Unrefunded, AMBAC	4.50	10/01/19	165,000	166,416
Dallas, Texas Waterworks & Sewer System Revenue, Prerefunded, AMBAC	4.50	10/01/19	60,000	60,508
Denton, Texas, Refunding, GO Limited	5.00	02/15/19	500,000	531,410
Dimmitt Independent School District, GO Unlimited, PSF-GTD	3.00	02/15/22	305,000	325,014
Fort Worth, Texas Water & Sewer System Revenue	5.00	02/15/19	800,000	849,856
Frisco, Texas Independent School District, School Building, GO Unlimited, Series A, PSF-GTD	4.50	08/15/25	180,000	180,713
Garland, Texas, GO Limited	5.00	02/15/25	650,000	711,503
Harris County, Texas Municipal Utility District No 290, GO Unlimited, Series A, BAM	1.50	09/01/17	200,000	200,142
Harris County, Texas Municipal Utility District No. 382, GO Unlimited, BAM	3.00	04/01/22	305,000	314,586
Hays County, Texas, GO Limited	5.00	02/15/23	500,000	512,155
Houston Community College System, GO Limited	5.00	02/15/19	755,000	802,429
Houston, Texas, Hotel Occupancy Tax, Unrefunded, Series B	5.00	09/01/19	45,000	45,113

See notes to portfolios of investments and notes to financial statements.

Near-Term Tax Free Fund Portfolio of Investments (unaudited)	June 30, 2017

Municipal Bonds (cont’d)	Coupon Rate %	Maturity Date	Principal Amount	Value
Texas (cont’d)
Houston, Texas Combined Utility System Revenue, Prerefunded, AGM	5.00	11/15/27	$150,000	$152,189
Hutto Independent School District, GO Unlimited, AGC	4.75	08/01/31	600,000	601,602
Longview, Texas Waterworks & Sewer System Revenue, Refunding	3.00	03/01/22	610,000	652,102
Lower Colorado River Authority, Transmission Contract Revenue, Refunding, Series A	5.00	05/15/21	500,000	565,960
Lubbock-Cooper Independent School District, GO Unlimited, PSF-GTD	3.00	02/15/22	755,000	805,932
Montgomery County, Texas Municipal Utility District No 113, GO Unlimited, BAM	2.00	09/01/17	260,000	260,361
Montgomery County, Texas Municipal Utility District No 119, GO Unlimited, Series A, AGM	4.00	04/01/18	315,000	321,253
North Texas Tollway Authority Revenue, Series F	5.75	01/01/38	300,000	307,011
Olmos Park Higher Education Facilities Corp, University of the Incarnate Word, Refunding	5.00	12/01/21	500,000	564,935
Pharr, Texas, Refunding, GO Limited, Series A	5.00	08/15/20	285,000	314,446
Plano, Texas, Refunding, GO Limited	5.00	09/01/19	1,000,000	1,082,059
Round Rock, Texas, GO Limited	2.00	08/15/19	465,000	472,524
San Antonio, Texas, Water Revenue, Refunding	4.50	05/15/21	400,000	447,688
San Marcos, Texas Tax & Toll Revenue, GO Limited, AGM	5.10	08/15/27	400,000	401,820
Texarkana, Texas Waterworks & Sanitary Sewer System Revenue	3.00	08/01/19	90,000	92,610
Texarkana, Texas Waterworks & Sanitary Sewer System Revenue	3.00	08/01/20	95,000	98,677
Texarkana, Texas, Refunding, GO Limited	5.00	02/15/21	320,000	360,154
Texas Municipal Power Agency Revenue, Refunding, AGC	5.00	09/01/17	250,000	251,508
Texas State Public, Finance Authority Charter School Finance, Series A	6.20	02/15/40	2,000,000	2,241,719
Texas State, Public Finance Authority, Refunding, GO Unlimited	5.00	10/01/20	1,150,000	1,287,505
Travis County, Texas Water Control & Improvement District No. 10, GO Unlimited	2.00	08/15/19	500,000	507,670

See notes to portfolios of investments and notes to financial statements.

Near-Term Tax Free Fund Portfolio of Investments (unaudited)	June 30, 2017

Municipal Bonds (cont’d)	Coupon Rate %	Maturity Date	Principal Amount	Value
Texas (cont’d)
Waxahachie, Texas, Refunding, GO Limited, AMBAC	4.20	08/01/22	$500,000	$501,420
				20,836,328

Utah 1.43%
Davis County, Utah, GO Unlimited	5.00	02/01/19	200,000	212,232
Utah State Building Ownership Authority, Lease Revenue, Refunding, Series C, AGM	5.50	05/15/19	180,000	187,412
Washington County-St George Interlocal Agency, Lease Revenue, Refunding, Series A	4.00	12/01/19	300,000	317,265
Weber County, Utah, GO Unlimited	4.00	01/15/22	430,000	480,056
				1,196,965

Virginia 0.68%
Lynchburg, Virginia, Refunding, GO Unlimited	5.00	02/01/19	540,000	573,199

Washington 7.29%
Cowlitz County, Washington, Refunding, GO Limited, Series A	3.00	04/01/18	195,000	197,952
Snohomish County, Washington Public Utility District No 1, Refunding	5.00	12/01/17	550,000	558,927
Spokane County, Washington Public Facilities District, Refunding, Series B	5.00	12/01/21	950,000	1,077,243
Tacoma, Washington Metropolitan Park District, GO Unlimited, Series B	4.00	12/01/19	355,000	379,168
Thurston County, Washington, Refunding, GO Limited	5.00	12/01/20	1,625,000	1,821,023
Washington State Health Care Facilities Authority, Seattle Children's Hospital Project	5.00	10/01/17	150,000	151,470
Washington State, Motor Vehicle Fuel Tax, GO Unlimited, Series C	5.00	02/01/19	830,000	881,161
Washington State, Refunding, GO Unlimited, Series A	5.00	01/01/19	1,000,000	1,058,550
				6,125,494

See notes to portfolios of investments and notes to financial statements.

Near-Term Tax Free Fund Portfolio of Investments (unaudited)	June 30, 2017

Municipal Bonds (cont’d)	Coupon Rate %	Maturity Date	Principal Amount	Value
Wisconsin 0.31%
Waunakee Community School District, GO Unlimited, Series A	5.00	04/01/18	$250,000	$257,388

Total Investments 90.31%				75,872,208
(cost $75,580,461)
Other assets and liabilities, net 9.69%				8,137,204

Net Assets 100.0%				$84,009,412

(1)	Represents Yield on zero coupon bond.

Municipal Bond Ratings* Based on Total Municipal Bonds	June 30, 2017

*

Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “Not Rated” is used to classify securities for which a rating is not available. Credit-quality ratings for each issue are obtained from Moody’s and S&P, and the higher rating for each issue is used

See notes to portfolios of investments and notes to financial statements.

All American Equity Fund Portfolio of Investments (unaudited)	June 30, 2017

Common Stocks 89.19%	Shares	Value
Airlines 4.39%
Southwest Airlines Co.	11,779	$731,947

Beverages - Wine/Spirits 2.99%
Brown-Forman Corp., Class B	10,249	498,101

Chemicals - Diversified 2.48%
LyondellBasell Industries N.V., Class A	4,900	413,511

Computers 2.74%
Apple, Inc.	3,174	457,120

Computers - Memory Devices 1.90%
NetApp, Inc.	7,897	316,275

Cruise Lines 3.19%
Carnival Corp.	8,090	530,461

Distribution/Wholesale 1.57%
WW Grainger, Inc.	1,451	261,949

Electric - Integrated 2.58%
Entergy Corp.	5,605	430,296

Electronic Components - Miscellaneous 6.42%
Corning, Inc.	18,468	554,964
TE Connectivity Ltd.	6,540	514,567
		1,069,531

Electronic Components - Semiconductors 3.26%
Xilinx, Inc.	8,452	543,633

Food - Meat Products 3.37%
Tyson Foods, Inc., Class A	8,967	561,603

Food - Miscellaneous/Diversified 2.33%
Kraft Heinz Co.	4,526	387,607

Investment Management/Advisory Services 2.63%
Ameriprise Financial, Inc.	3,438	437,623

Medical - Drugs 2.02%
Pfizer, Inc.	10,000	335,900

Medical - Generic Drugs 2.90%
Allergan plc	1,990	483,749

See notes to portfolios of investments and notes to financial statements.

All American Equity Fund Portfolio of Investments (unaudited)	June 30, 2017

Common Stocks (cont’d)	Shares	Value
Medical - Wholesale Drug Distribution 3.09%
Cardinal Health, Inc.	6,611	$515,129

Medical Labs & Testing Services 3.39%
Quest Diagnostics, Inc.	5,074	564,026

Multi-line Insurance 5.66%
American International Group, Inc.	7,265	454,208
Hartford Financial Services Group, Inc.	9,283	488,007
		942,215
Oil Companies - Exploration & Production 3.32%
Occidental Petroleum Corp.	9,236	552,959

Oil Companies - Integrated 2.70%
ExxonMobil Corp.	5,572	449,828

Oil Refining & Marketing 2.98%
Valero Energy Corp.	7,355	496,168

Property/Casualty Insurance 3.15%
Travelers Co., Inc.	4,140	523,834

REITS - Regional Malls 2.44%
Macerich Co.	6,997	406,246

Retail - Bedding 2.46%
Bed Bath & Beyond, Inc.	13,467	409,397

Retail - Discount 3.83%
Target Corp.	12,215	638,722

Retail - Regional Department Store 3.17%
Kohl's Corp.	13,645	527,652

Semiconductor Components - Integrated Circuits 2.10%
QUALCOMM, Inc.	6,343	350,260

Telephone - Integrated 2.03%
AT&T, Inc.	8,970	338,438

Transportation - Rail 4.10%
Union Pacific Corp.	6,266	682,430

Total Common Stocks		14,856,610
(cost $14,359,784)

See notes to portfolios of investments and notes to financial statements.

All American Equity Fund Portfolio of Investments (unaudited)	June 30, 2017

Exchange-Traded Funds 4.31%	Shares	Value

Direxion Daily Technology Bull 3X Shares	2,300	$165,347
Financial Select Sector SPDR Fund	3,300	81,411
Health Care Select Sector SPDR Fund	2,200	174,328
Industrial Select Sector SPDR Fund	700	47,677
ProShares Ultra Financial	800	83,152
ProShares Ultra Real Estate	700	87,941
Utilities Select Sector SPDR Fund	1,500	77,940

Total Exchange-Traded Funds		717,796
(cost $709,814)

Rights 0.00%

Food - Retail 0.00%
Casa Ley, S.A. de C.V., Contingent Value Right	7,200	0	*#@
Property Development Centers, LLC, Contingent Value Right	7,200	0	*#@

Total Rights		0
(cost $—)

Total Investments 93.50%		15,574,406
(cost $15,069,598)
Other assets and liabilities, net 6.50%		1,083,579

Net Assets 100.0%		$16,657,985

Portfolio Allocation by Industry Sector* Based on Total Investments	June 30, 2017

*	Summary information above may differ from the portfolio schedule included in the financial statements due to the use of different classifications of securities for presentation purposes.

See notes to portfolios of investments and notes to financial statements.

Holmes Macro Trends Fund Portfolio of Investments (unaudited)	June 30, 2017

Common Stocks 84.58%	Shares	Value
Aerospace/Defense 1.66%
Rockwell Collins, Inc.	6,332	$665,337

Airlines 2.45%
Allegiant Travel Co., Class A	7,255	983,778

Athletic Equipment 3.28%
Nautilus, Inc.	68,741	1,316,390	*

Bicycle Manufacturing 1.98%
Fox Factory Holding Corp.	22,333	795,055	*

Building - Residential/Commercial 2.89%
LGI Homes, Inc.	28,959	1,163,573	*

Building Products - Air & Heating 3.85%
Lennox International, Inc.	8,421	1,546,432

Chemicals - Fibers 3.85%
Rayonier Advanced Materials	98,315	1,545,512

Chemicals - Specialty 2.83%
Kraton Corp.	32,969	1,135,452	*

Commercial Services - Finance 6.74%
S&P Global, Inc.	18,558	2,709,282

Containers - Paper/Plastic 3.31%
Sealed Air Corp.	29,726	1,330,536

Data Processing/Management 3.25%
CSG Systems International, Inc.	32,231	1,307,934

E-Commerce/Products 5.29%
eBay, Inc.	60,907	2,126,872	*

Electronic Security Devices 3.18%
Allegion plc	15,752	1,277,802

Energy - Alternate Sources 0.00%
Pacific Green Energy Corp.	100,000	0	*#@

Finance - Commercial 0.40%
IOU Financial, Inc.	1,099,000	161,019	*

See notes to portfolios of investments and notes to financial statements.

Holmes Macro Trends Fund Portfolio of Investments (unaudited)	June 30, 2017

Common Stocks (cont’d)	Shares	Value
Finance - Investment Banker/Broker 0.96%
Greenhill & Co., Inc.	19,224	$386,402

Finance - Other Services 5.06%
CBOE Holdings, Inc.	22,239	2,032,645

Home Furnishings 4.29%
Select Comfort Corp.	48,633	1,725,985	*

Medical - Drugs 12.48%
AbbVie, Inc.	27,663	2,005,844
Eagle Pharmaceuticals, Inc.	13,900	1,096,571	*
Supernus Pharmaceuticals, Inc.	44,409	1,914,028	*
		5,016,443

Medical - Hospitals 0.00%
African Medical Investments plc	1,000,000	0	*#@

Protection - Safety 2.96%
Landauer, Inc.	22,746	1,189,616

Real Estate Operating/Development 0.83%
Pacific Infrastructure Ventures, Inc. (RS)	426,533	333,464	*#@

REITS - Regional Malls 2.85%
Taubman Centers, Inc.	19,240	1,145,742

Retail - Discount 2.07%
HSN, Inc.	26,030	830,357

Semiconductor Equipment 4.06%
KLA-Tencor Corp.	17,846	1,633,088

Web Hosting/Design 1.17%
NIC, Inc.	24,911	472,064

Wireless Equipment 2.89%
InterDigital, Inc.	15,020	1,161,046

Total Common Stocks		33,991,826
(cost $31,885,496)
Exchange-Traded Funds 5.28%
Consumer Staples Select Sector SPDR Fund	3,500	192,290
Direxion Daily Technology Bull 3X Shares	8,000	575,120

See notes to portfolios of investments and notes to financial statements.

Holmes Macro Trends Fund Portfolio of Investments (unaudited)	June 30, 2017

Exchange-Traded Funds (cont’d)	Shares	Value

Financial Select Sector SPDR Fund	7,900	$194,893
Health Care Select Sector SPDR Fund	5,200	412,048
Industrial Select Sector SPDR Fund	1,600	108,976
ProShares Ultra Financial	2,000	207,880
ProShares Ultra Real Estate	1,500	188,445
USCF Restaurant Leaders Fund	2,400	42,720
Utilities Select Sector SPDR Fund	3,800	197,448

Total Exchange-Traded Funds		2,119,820
(cost $2,102,247)

Subscription Receipts 1.41%

Oil Companies - Exploration & Production 1.41%
PentaNova Energy Corp. (RS)	1,000,000	566,780	*#@
(cost $379,694)

Warrants 0.00%

Gold Mining 0.00%
Gran Colombia Gold Corp., 144A, Warrants (October 2017)	3,700	0	*#@
Gran Colombia Gold Corp., Warrants (March 2019)	250	4	*

Total Warrants		4
(cost $0)

	Principal Amount
Convertible Debenture 0.70%

Gold Mining 0.70%
Gran Colombia Gold Corp., 8.00%, maturity 01/02/24, 144A	$332,971	283,026
(cost $175,839)

Corporate Note 0.58%

Electric Generation 0.58%
Interamerican Energy Corp., 15.00%, maturity 11/08/21 (RS)	233,829	233,829	#@
(cost $233,829)

Total Investments 92.55%		37,195,285
(cost $34,777,105)
Other assets and liabilities, net 7.45%		2,994,838

Net Assets 100.0%		$40,190,123

See notes to portfolios of investments and notes to financial statements.

Holmes Macro Trends Fund Portfolio of Investments (unaudited)	June 30, 2017

Portfolio Allocation by Industry Sector* Based on Total Investments	June 30, 2017

*	Summary information above may differ from the portfolio schedule included in the financial statements due to the use of different classifications of securities for presentation purposes.

See notes to portfolios of investments and notes to financial statements.

Global Resources Fund Portfolio of Investments (unaudited)	June 30, 2017

Common Stocks 75.62%	Shares	Value
Agricultural Chemicals 1.55%
PhosAgro PJSC, GDR	20,540	$265,808
Terra Nitrogen Company, L.P.	13,300	1,141,938
		1,407,746

Agricultural Operations 0.20%
Agriterra Ltd.	69,849,776	184,227	*+

Automotive Truck Parts & Equipment - Original 2.40%
Lear Corp.	7,900	1,122,432
Magna International, Inc.	22,800	1,056,324
		2,178,756

Chemicals - Diversified 5.24%
Dongyue Group, Ltd.	2,364,500	1,138,723	*
Kanto Denka Kogyo Co., Ltd.	174,700	1,541,924
Kuraray Co., Ltd.	51,800	943,228
Tosoh Corp.	109,900	1,132,653
		4,756,528

Chemicals - Fibers 1.11%
Rayonier Advanced Materials, Inc.	64,200	1,009,224

Chemicals - Specialty 1.47%
Kingboard Laminates Holdings Ltd.	1,107,400	1,335,385

Coal 3.58%
Alliance Holdings GP	40,800	966,960
Caribbean Resources Corp.	17	0	*+#@
China Shenhua Energy Co., Ltd. H shares	464,700	1,033,899
Consolidated Growth Holdings, Ltd.	19,859,173	0	*#@
Jastrzebska Spolka Weglowa SA	62,300	1,243,588	*
Walter Energy, Inc., 144A	4,293	172	*
		3,244,619

Diamonds/Precious Stones 1.23%
Diamond Fields International Ltd.	360,000	37,477	*
Lucara Diamond Corp.	506,100	1,077,141
Rockwell Diamonds, Inc., 144A	63,333	2,442	*#@
		1,117,060

Diversified Minerals 1.29%
Ciner Resources LP	23,592	646,421
Dundee Sustainable Technologies, Inc.	3,587,500	138,321	*
Encanto Potash Corp., 144A	3,000,000	150,370	*
Niocan, Inc., 144A	362,069	34,202	*#

See notes to portfolios of investments and notes to financial statements.

Global Resources Fund Portfolio of Investments (unaudited)	June 30, 2017

Common Stocks (cont’d)	Shares	Value
Diversified Minerals (cont’d)
VR Resources Ltd.	1,125,000	$199,530	*
		1,168,844

Energy - Alternate Sources 3.49%
Pacific Green Energy Corp.	2,400,000	0	*+#@
SolarEdge Technologies, Inc.	45,700	914,000	*
VERBIO Vereinigte BioEnergie AG	91,900	1,037,275
Vestas Wind Systems A.S.	13,100	1,210,012
		3,161,287

Forestry 3.77%
Bravern Ventures Ltd.	254,431	19,130	*
Canfor Corp.	75,800	1,145,066	*
West Fraser Timber Co., Ltd.	25,300	1,197,497
Western Forest Products, Inc.	587,000	1,059,207
		3,420,900

Gold Mining 12.07%
Centerra Gold, Inc.	225,800	1,232,776
Chesapeake Gold Corp., 144A	52,400	127,283	*
Continental Gold, Inc.	180,000	530,228	*
Corona Minerals Ltd.	100,000	0	*#@
Doray Minerals Ltd.	2,113,000	495,151	*
Evolution Mining Ltd.	79,666	147,864
Highland Gold Mining Ltd.	595,300	1,097,893
Kinross Gold Corp.	1	4	*
Leagold Mining Corp.	500,000	909,932	*
NGEx Resources, Inc.	720,500	467,719
Northern Star Resources Ltd.	433,400	1,585,577
Radisson Mining Resources, Inc.	2,100,000	267,196	*
Ramelius Resources Ltd.	3,489,800	1,208,642	*
Regis Resources Ltd.	373,900	1,088,119
Rye Patch Gold Corp.	2,334,000	413,957	*
St Barbara Ltd.	616,000	1,380,089	*
		10,952,430

Medical - Hospitals 0.00%
African Medical Investments plc	2,507,500	0	*#@

Metal - Copper 0.09%
Highland Copper Co., Inc.	1,000,000	80,969	*

Metal - Diversified 4.96%
Aguia Resources Ltd.	500,000	161,347	*
Aguia Resources Ltd., 144A	2,900,000	936,152	*#

See notes to portfolios of investments and notes to financial statements.

Global Resources Fund Portfolio of Investments (unaudited)	June 30, 2017

Common Stocks (cont’d)	Shares	Value
Metal - Diversified (cont’d)
Filo Mining Corp.	230,000	$369,172
Glencore plc	54,300	203,475
GoviEx Uranium, Inc., Class A	1,956,100	286,597	*
GoviEx Uranium, Inc., Class A, 144A	58,000	8,498	*#
Ivanhoe Mines Ltd., Class A	354,300	1,139,290	*
Mandalay Resources Corp.	837,300	242,125
Orsu Metals Corp., 144A	147,605	2,845	*#
Sandfire Resources NL	264,300	1,147,176
		4,496,677

Metal - Iron 2.72%
Ferrexpo plc	447,000	1,203,890
Fortescue Metals Group Ltd.	316,300	1,266,176
WAI Capital Investment Corp., 144A	292,500	0	*#@
		2,470,066

Mining Services 0.00%
Bounty Mining Ltd.	1,692,308	0	*#@

Natural Resource Technology 0.15%
I-Pulse, Inc, 144A (RS)	15,971	137,351	*#@

Non - Ferrous Metals 0.03%
Sterling Group Ventures, Inc.	500,000	30,000	*

Oil - Field Services 1.19%
Atlas African Industries Ltd.	255,854,621	0	*+#@
Subsea 7 SA	79,700	1,074,630
		1,074,630

Oil Companies - Exploration & Production 2.93%
Africa Energy Corp., 144A	2,110,889	292,998	*#
Beach Energy Ltd.	2,296,000	1,013,452
Ivanhoe Energy, Inc.	18,719	328	*
Range Energy Resources, Inc., 144A	15,000,000	260,256	*#
SVT Capital Corp.	23,626	1,913	*#@
U.S. Oil Sands, Inc., 144A	198,000	4,580	*#@
Ultra Petroleum Corp.	99,600	1,080,660	*
		2,654,187

Oil Companies - Integrated 1.29%
Chevron Corp.	1,300	135,629
China Petroleum & Chemical Corp., Sponsored ADR	13,200	1,037,520
		1,173,149

See notes to portfolios of investments and notes to financial statements.

Global Resources Fund Portfolio of Investments (unaudited)	June 30, 2017

Common Stocks (cont’d)	Shares	Value
Oil Refining & Marketing 1.14%
CVR Refining LP	108,800	$1,033,600

Oil-Field Services 3.55%
Maire Tecnimont S.p.A.	206,800	962,299
Petrofac Ltd.	195,100	1,121,825
TGS NOPEC Geophysical Co. ASA	55,200	1,132,558
		3,216,682

Petrochemicals 2.31%
Braskem, Sponsored ADR	49,900	1,033,928
Sinopec Shanghai Petrochemical Co., Ltd., H shares	1,980,700	1,059,940
		2,093,868

Power Converters/Supply Equipment 1.10%
Gamesa Tecnologica S.A.	46,800	1,001,314

Precious Metals 1.33%
Silver Standard Resources, Inc.	123,700	1,201,127	*

Real Estate Operating/Development 6.42%
Pacific Infrastructure Ventures, Inc. (RS)	7,443,544	5,819,363	*#@

Rubber - Tires 1.30%
Goodyear Tire & Rubber Co.	33,800	1,181,648

Rubber/Plastic Products 0.71%
Hyundai Engineering Plastics Co., Ltd.	92,816	641,586

Steel - Producers 5.52%
BlueScope Steel Ltd.	113,200	1,146,041
Magnitogorsk Iron & Steel Works OJSC, GDR	166,500	1,230,018
Ternium, Sponsored ADR	48,900	1,373,601
Tokyo Steel Manufacturing Co., Ltd.	148,700	1,260,253
		5,009,913

Steel - Specialty 1.48%
Sanyo Special Steel Co., Ltd.	236,700	1,343,313

Total Common Stocks		68,596,449
(cost $139,156,336)

See notes to portfolios of investments and notes to financial statements.

Global Resources Fund Portfolio of Investments (unaudited)	June 30, 2017

Subscription Receipts 3.75%	Shares	Value
Oil Companies - Exploration & Production 3.75%
PentaNova Energy Corp. (RS)	6,000,000	$ 3,400,679	*#@
(cost $2,278,164)
Warrants 0.00%
Diversified Minerals 0.00%
VR Resources Ltd., Warrants (March 2019)	562,500	0	*#@

Gold Mining 0.00%
Gran Colombia Gold Corp., Warrants (October 2017)	86,150	0	*#@
Gran Colombia Gold Corp., Warrants (March 2019)	59,500	1,032	*

Total Warrants		1,032
(cost $0)
Purchased Call Options 1.62%	Contracts
Exchange-Traded Fund 0.10%
SPDR S&P Oil & Gas Exploration & Production ETF, Strike Price 44.00, Expiration Jan. 2018	1,890	38,745	*
VanEck Vectors Junior Gold Miners ETF, Strike Price 35.00, Expiration Aug. 2017	550	56,650	*
		95,395

Gold Mining 0.48%
Franco-Nevada Corp., Strike Price 65.00, Expiration Jan. 2018	140	147,700	*
Sandstorm Gold Ltd., Strike Price 4.00, Expiration Jan. 2018	6,100	289,750	*
		437,450

Metal - Copper 0.26%
Freeport-McMoRan, Inc., Strike Price 15.00, Expiration Jan. 2018	1,340	69,680	*
Freeport-McMoRan, Inc., Strike Price 13.00, Expiration Jan. 2018	700	71,750	*
Turquoise Hill Resources Ltd., Strike Price 2.00, Expiration Jan. 2018	1,400	91,000	*
		232,430

Metal - Diversified 0.40%
BHP Billiton Ltd., Strike Price 37.50, Expiration Jan. 2018	500	89,000	*
BHP Billiton Ltd., Strike Price 40.00, Expiration Jan. 2018	2,420	256,520	*
BHP Billiton Ltd., Strike Price 45.00, Expiration Jan. 2018	410	13,940	*
		359,460

See notes to portfolios of investments and notes to financial statements.

Global Resources Fund Portfolio of Investments (unaudited)	June 30, 2017

Purchased Call Options (cont’d)	Contracts	Value
Oil Companies - Integrated 0.38%
BP plc, Strike Price 35.00, Expiration Jan. 2018	730	$104,755	*
ExxonMobil Corp., Strike Price 90.00, Expiration Jan. 2018	2,010	110,550	*
Royal Dutch Shell plc, Strike Price 55.00, Expiration Jan. 2018	400	58,000	*
TOTAL S.A., Strike Price 52.50, Expiration Jan. 2018	660	74,250	*
		347,555

Total Purchased Call Options		1,472,290
(cost $2,730,963)
Purchased Put Option 0.35%
Exchange-Traded Fund 0.35%
SPDR Gold Shares, Strike Price 116.00, Expiration Dec. 2017	1,200	318,000	*
(cost $307,941)

Convertible Debenture 7.49%	Principal Amount
Gold Mining 7.49%
Gran Colombia Gold Corp., 8.00%, maturity 01/02/24, 144A	$7,989,710	6,791,254
(cost $4,242,488)

Corporate Note 3.09%
Electric Generation 3.09%
Interamerican Energy Corp., 15.00%, maturity 11/08/21 (RS)	2,805,938	2,805,938	#@
(cost $2,805,938)

Total Investments 91.92%		83,385,642
(cost $151,521,830)
Other assets and liabilities, net 8.08%		7,325,310

Net Assets 100.0%		$90,710,952

See notes to portfolios of investments and notes to financial statements.

Global Resources Fund Portfolio of Investments (unaudited)	June 30, 2017

Portfolio Allocation by Industry Sector* Based on Total Investments	June 30, 2017

*	Summary information above may differ from the portfolio schedule included in the financial statements due to the use of different classifications of securities for presentation purposes.

See notes to portfolios of investments and notes to financial statements.

World Precious Minerals Fund Portfolio of Investments (unaudited)	June 30, 2017

Common Stocks 91.20%	Shares	Value
Advanced Materials/Products 1.36%
Nano One Materials Corp.	3,100,000	$1,768,970	*+

Capital Pools 0.08%
Pinecrest Resources Ltd.	400,000	111,043	*

Coal 0.00%
Caribbean Resources Corp.	4	0	*#@

Diamonds/Precious Stones 0.00%
Rockwell Diamonds, Inc., 144A	171,667	6,619	*#@

Diversified Minerals 8.94%
Adamera Minerals Corp., 144A	119,543	15,210	*
Auryn Resources, Inc.	1,475,000	3,469,116	*
Bacanora Minerals Ltd.	429,923	446,930	*
Calibre Mining Corp.	4,500,000	520,512	*
Golden Peak Minerals, Inc.	2,299,998	514,342	*+
Golden Predator Mining Corp.	1,250,000	1,204,889	*
Golden Reign Resources Ltd.	1,500,000	277,606	*
Indochine Mining Ltd.	10,000	0	*#@
Lithium Americas Corp.	750,000	503,162	*
Lithium X Energy Corp.	2,275,000	3,420,921	*
Rubicon Minerals Corp.	475,000	582,395	*
Terrax Minerals, Inc.	1,000,000	393,276	*
VR Resources Ltd.	1,725,000	305,945	*
		11,654,304

Gold Mining 53.57%
Alexandria Minerals Corp.	6,500,000	375,925	*
Algold Resources Ltd.	5,400,000	874,460	*
Anfield Gold Corp.	1,000,000	339,297	*
Anfield Gold Corp., 144A	500,000	169,648	*
Argo Gold, Inc.	1,825,000	253,316	*+
Bonterra Resources, Inc.	4,000,000	1,418,877	*
Canyon Resources Ltd.	16,175,457	833,805	*+
Chesapeake Gold Corp., 144A	192,199	466,862	*
Comstock Mining, Inc.	2,665,000	487,162	*
CopperBank Resources Corp.	15,805,418	1,401,622	*+
CopperBank Resources Corp., 144A	174,000	15,430	*+#
Corona Minerals Ltd.	1,625,000	0	*#@
Dacian Gold, Inc.	500,000	761,724	*
Doray Minerals Ltd.	1,500,000	351,503	*
Eastmain Resources, Inc.	1,500,000	381,709	*
Gold Standard Ventures Corp.	1,200,000	2,052,000	*
IDM Mining Ltd.	5,000,000	520,512	*

See notes to portfolios of investments and notes to financial statements.

World Precious Minerals Fund Portfolio of Investments (unaudited)	June 30, 2017

Common Stocks (cont’d)	Shares	Value
Gold Mining (cont’d)
IDM Mining Ltd., 144A	95,000	$9,890	*
K92 Mining Ltd.	1,500,000	902,221	*
Kirkland Lake Gold Ltd.	470,001	4,447,029	*
Klondex Mines Ltd.	6,000,000	20,219,001	*
Klondike Gold Corp.	1,000,000	269,895	*
Leagold Mining Corp.	700,000	1,273,905
Leagold Mining Corp., 144A	333,000	606,015
Lexam VG Gold, Inc.	134,764	353,329	*
Malbex Resources, Inc., 144A	133,333	35,986	*#
Mammoth Resources Corp.	1,454,500	89,728	*+
Marathon Gold Corp.	280,000	226,712	*
Mirasol Resources Ltd.	2,000,000	2,452,190	*
NGEx Resources, Inc.	1,500,000	925,355	*
Nighthawk Gold Corp.	1,500,000	936,922	*
NV Gold Corp.	1,800,000	485,811	*+
OceanaGold Corp., 144A	5,348	16,125
Orca Gold, Inc.	3,950,000	1,172,694	*
Osisko Mining, Inc.	300,000	948,489	*
Petaquilla Minerals Ltd., 144A	2,660,000	0	*#@
Pretium Resources, Inc.	200,000	1,921,827	*
Pure Gold Mining, Inc.	3,250,000	1,353,331	*
Radisson Mining Resources, Inc.	5,200,000	661,629	*
Radius Gold, Inc., 144A	125,000	11,567	*
Red Pine Exploration, Inc.	8,331,000	578,185	*
Redstar Gold Corp.	15,000,000	1,735,040	*+
Rise Gold Corp.	2,500,000	327,730	*
Rye Patch Gold Corp.	8,316,873	1,475,078	*
Rye Patch Gold Corp., 144A	1,800,000	319,247	*
Seabridge Gold, Inc.	45,000	484,076	*
Seafield Resources Ltd., 144A	1,300,000	0	*#@
Skeena Resources Ltd.	3,000,000	115,669	*
St Barbara Ltd.	500,000	1,120,202	*
Strikepoint Gold Corp. (RS)	1,100,000	350,536	*#@
Taurus Gold Ltd., 144A	2,448,381	0	*#@
TMAC Resources, Inc.	150,000	1,679,519	*
Tolima Gold, Inc.	850,000	6,555	*
Tolima Gold, Inc., 144A	3,250,000	25,062	*#
TriStar Gold, Inc.	27,308,000	7,896,746	*+
Victoria Gold Corp.	1,500,000	670,882	*
Wesdome Gold Mines Ltd.	1,000,000	2,351,943	*
Westgold Resources Ltd.	500,000	708,447	*
		69,868,420

Medical - Hospitals 0.00%
African Medical Investments plc	4,637,500	0	*#@

See notes to portfolios of investments and notes to financial statements.

World Precious Minerals Fund Portfolio of Investments (unaudited)	June 30, 2017

Common Stocks (cont’d)	Shares	Value
Metal - Copper 0.40%
Highland Copper Co., Inc.	5,000,000	$404,843	*
Rockcliff Copper Corp., 144A	2,620,000	121,221	*#
		526,064

Metal - Diversified 7.56%
Cardinal Resources Ltd.	14,000,000	5,701,449	*
Columbus Gold Corp.	1,750,000	958,128	*
Filo Mining Corp.	400,000	647,748	*
Genesis Metals Corp.	583,000	83,170	*
Genesis Metals Corp. (RS)	2,917,000	395,329	*#@
Ivanhoe Mines Ltd., Class A	100,000	321,561	*
Murchison Minerals Ltd.	2,248,500	273,087	*+
Nemaska Lithium, Inc.	400,000	302,282	*
New Age Metals, Inc., 144A	143,518	11,067	*
Novo Resources Corp.	1,000,000	632,326	*
Orex Minerals, Inc.	5,000,000	501,234	*
Orsu Metals Corp., 144A	1,869,220	36,035	*#
		9,863,416

Mining Services 0.40%
Argent Minerals Ltd.	21,100,000	518,374	*+

Non-Ferrous Metals 0.46%
NextSource Materials, Inc.	12,000,000	601,481	*

Oil Companies - Exploration & Production 0.00%
Big Sky Energy Corp.	2,000,000	0	*#@
SVT Capital Corp.	1,616	131	*#@
		131

Optical Recognition Equipment 0.01%
Nexoptic Technology Corp., 144A	12,083	12,951	*

Precious Metals 17.81%
Amani Gold Ltd.	54,500,000	1,800,916	*
Barsele Minerals Corp.	10,121,299	5,307,282	*+
Brixton Metals Corp.	2,500,000	626,542	*+
Candente Gold Corp., 144A	4,875,000	131,574	*#
Dolly Varden Silver Corp.	5,628,500	2,256,956	*+
Enforcer Gold Corp. (RS)	3,000,000	395,589	*+#@
Fiore Exploration Ltd.	7,746,800	2,359,644	*+#@
GFG Resources, Inc.	2,000,000	1,079,580	*
Kootenay Silver, Inc.	1,000,000	185,071	*
Liberty Gold Corp.	500,000	154,226	*
Lundin Gold, Inc.	500,000	2,120,604	*

See notes to portfolios of investments and notes to financial statements.

World Precious Minerals Fund Portfolio of Investments (unaudited)	June 30, 2017

Common Stocks (cont’d)	Shares	Value
Precious Metals (cont’d)
Lundin Gold, Inc., 144A	70,000	$296,885	*
Metalla Royalty & Streaming Ltd.	1,000,000	408,698	*
Probe Metals, Inc.	1,250,000	1,291,641	*
Roxgold, Inc.	3,000,000	2,590,993	*
SilverCrest Metals, Inc.	250,000	358,575	*
Toachi Mining, Inc.	4,000,000	1,241,518	*+
Toachi Mining, Inc., 144A	2,000,000	620,759	*+#
		23,227,053

Silver Mining 0.61%
MAG Silver Corp.	50,000	652,000	*
Santacruz Silver Mining Ltd.	1,000,000	142,659	*
		794,659

Total Common Stocks		118,953,485
(cost $133,507,159)

Warrants 1.32%
Diversified Minerals 0.00%
Amani Gold Ltd., Warrants (July 2017)	3,500,000	5,380	*
VR Resources Ltd., Warrants (March 2019)	862,500	0	*#@
		5,380

Gold Mining 0.81%
Alexandria Minerals Corp., 144A, Warrants (June 2019)	1,256,195	0	*#@
Algold Resources Ltd., Warrants (April 2018)	1,250,000	53,015	*#@
Bonterra Resources, Inc., Warrants (December 2017)	625,000	77,113	*#@
Bonterra Resources, Inc., Warrants (July 2018)	625,000	77,113	*#@
Gran Colombia Gold Corp., 144A, Warrants (October 2017)	58,450	0	*#@
Gran Colombia Gold Corp., Warrants (March 2019)	96,250	1,670	*
Osisko Gold Royalties Ltd., Warrants (February 2022)	377,500	778,696	*
Osisko Mining, Inc., Warrants (August 2018)	1,000,000	53,979	*
Redstar Gold Corp., Warrants (May 2019)	2,500,000	19,278	*+#@
TriStar Gold, Inc., 144A, Warrants (April 2017)	1,000,000	0	*+#@
		1,060,864

Metal - Diversified 0.07%
Genesis Metals Corp., 144A, Warrants (June 2019) (RS)	1,458,500	0	*#@
Minera Alamos, Inc., Warrants (May 2019)	2,225,000	85,788	*#@
Murchison Minerals Ltd., 144A, Warrants (December 2018)	1,500,000	0	*+#@
Orex Minerals, Inc., 144A, Warrants (November 2017)	1,250,000	0	*#@
		85,788

See notes to portfolios of investments and notes to financial statements.

World Precious Minerals Fund Portfolio of Investments (unaudited)	June 30, 2017

Warrants (cont’d)	Shares	Value
Precious Metals 0.44%
Barsele Minerals Corp., 144A, Warrants (November 2017)	1,250,000	$385,564	*+#@
Barsele Minerals Corp., 144A, Warrants (March 2018)	600,000	185,071	*+#@
Probe Metals, Inc., Warrants (February 2018)	625,000	0	*#@
		570,635

Total Warrants		1,722,667
(cost $564,494)

Special Warrant 0.00%
Gold/Mineral Exploration & Development 0.00%
Western Exploration & Development Ltd., 144A, Special Warrants	600,000	0	*#@
(cost $300,000)

Right 0.34%
Metal - Diversified 0.34%
Cardinal Resources Ltd.	1,500,000	438,101	*
(cost $13,109)

Convertible Debenture 2.19%	Principal Amount
Gold Mining 2.19%
Gran Colombia Gold Corp., 8.00%, maturity 01/02/24, 144A	$3,365,613	2,860,771
(cost $1,777,353)

Corporate Note 0.58%
Electric Generation 0.58%
Interamerican Energy Corp., 15.00%, maturity 11/08/21 (RS)	748,250	748,250	#@
(cost $748,250)

Total Investments 95.63%		124,723,274
(cost $136,910,365)
Other assets and liabilities, net 4.37%		5,702,943

Net Assets 100.0%		$130,426,217

See notes to portfolios of investments and notes to financial statements.

World Precious Minerals Fund Portfolio of Investments (unaudited)	June 30, 2017

Portfolio Allocation by Industry* Based on Total Investments	June 30, 2017

*	Summary information above may differ from the portfolio schedule included in the financial statements due to the use of different classifications of securities for presentation purposes.

See notes to portfolios of investments and notes to financial statements.

Gold and Precious Metals Fund Portfolio of Investments (unaudited)	June 30, 2017

Common Stocks 94.08%	Shares	Value
Diamonds/Precious Stones 0.86%
Lucara Diamond Corp.	400,000	$851,327

Gold Mining 82.59%
Agnico Eagle Mines Ltd.	50,000	2,256,000
Alio Gold, Inc.	200,000	905,305	*
Barrick Gold Corp.	50,000	795,500
Beadell Resources Ltd.	4,000,000	662,590	*
Centerra Gold, Inc.	10,000	54,596
Comstock Mining, Inc.	4,621,648	844,837	*
Doray Minerals Ltd.	1,000,000	234,336	*
Dundee Precious Metals, Inc.	550,000	1,026,373	*
Eldorado Gold Corp.	300,000	792,000
Evolution Mining Ltd.	32,000	59,394
Golden Star Resources Ltd.	2,500,000	1,625,250	*
Harmony Gold Mining Co. Ltd., Sponsored ADR	375,000	618,750
Highland Gold Mining Ltd.	28,000	51,639
Jaguar Mining, Inc.	6,536,000	1,990,839	*
K92 Mining Ltd.	2,250,000	1,353,331	*
Kirkland Lake Gold Ltd.	1,445,000	13,672,234	*
Klondex Mines Ltd.	4,950,000	16,680,675	*
Koza Altin Isletmeleri A.S.	11,000	64,020	*
Leagold Mining Corp.	1,900,000	3,457,742	*
Marlin Gold Mining Ltd.	1,375,200	1,124,084	*
Newmont Mining Corp.	75,000	2,429,250
Northern Star Resources Ltd.	650,000	2,377,999
OceanaGold Corp.	700,000	2,110,580
Pantoro Ltd.	2,000,000	384,164	*
Petropavlovsk plc	567,000	50,724	*
Premier Gold Mines Ltd.	500,000	1,129,704	*
Richmont Mines, Inc.	600,000	4,680,000	*
Rye Patch Gold Corp.	12,670,794	2,247,288	*
Sandstorm Gold Ltd.	600,000	2,322,000	*
Sibanye Gold Ltd., Sponsored ADR	114,285	529,140
Silver Lake Resources Ltd.	3,000,000	1,085,623	*
St Barbara Ltd.	3,000,000	6,721,213	*
Wesdome Gold Mines Ltd.	1,500,000	3,527,915	*
Westgold Resources Ltd.	2,500,000	3,542,234	*
Zijin Mining Group Co., Ltd., H shares	147,000	48,578
		81,455,907

Medical - Hospitals 0.00%
African Medical Investments plc	2,000,000	0	*#@

See notes to portfolios of investments and notes to financial statements.

Gold and Precious Metals Fund Portfolio of Investments (unaudited)	June 30, 2017

Common Stocks (cont’d)	Shares	Value
Metal - Diversified 3.14%
AuRico Metals, Inc.	3,000,000	$2,637,261	*
AuRico Metals, Inc. (RS)	200,000	167,027	*#@
Mandalay Resources Corp.	1,000,000	289,173
		3,093,461

Precious Metals 5.00%
Coeur Mining, Inc.	100,000	858,000	*
Maverix Metals, Inc.	1,050,000	1,222,625	*
Roxgold, Inc.	1,000,000	863,664	*
Wheaton Precious Metals Corp.	100,000	1,989,000
		4,933,289

Silver Mining 2.49%
Pan American Silver Corp.	125,000	2,102,500
Santacruz Silver Mining Ltd.	2,500,000	356,647	*
		2,459,147

Total Common Stocks		92,793,131
(cost $76,421,774)

Warrants 0.39%
Gold Mining 0.39%
Gran Colombia Gold Corp., 144A, Warrants (October 2017)	29,400	0	*#@
Gran Colombia Gold Corp., Warrants (March 2019)	37,500	651	*
Osisko Gold Royalties Ltd., Warrants (February 2022)	183,900	379,343	*

Total Warrants		379,994
(cost $271,712)

Convertible Debenture 1.47%	Principal Amount
Gold Mining 1.47%
Gran Colombia Gold Corp., 8.00%, maturity 01/02/24, 144A	$1,702,944	1,447,502
(cost $899,311)

Corporate Notes 0.28%
Coal 0.00%
Caribbean Resources Corp., 19.25%, maturity 06/15/15	485,766	0	*#^@

See notes to portfolios of investments and notes to financial statements.

Gold and Precious Metals Fund Portfolio of Investments (unaudited)	June 30, 2017

Corporate Notes (cont’d)	Principal Amount	Value
Electric Generation 0.28%
Interamerican Energy Corp., 15.00%, maturity 11/08/21 (RS)	$280,594	$280,594	#@

Total Corporate Notes		280,594
(cost $766,359)

Total Investments 96.22%		94,901,221
(cost $78,359,156)
Other assets and liabilities, net 3.78%		3,729,653

Net Assets 100.0%		$98,630,874

Portfolio Allocation by Industry* Based on Total Investments	June 30, 2017

*	Summary information above may differ from the portfolio schedule included in the financial statements due to the use of different classifications of securities for presentation purposes.

See notes to portfolios of investments and notes to financial statements.

Emerging Europe Fund Portfolio of Investments (unaudited)	June 30, 2017

Common Stocks 90.71%	Shares	Value
Agricultural Chemicals 1.95%
Gubre Fabrikalari T.A.S.	478,000	$678,401
PhosAgro PJSC, GDR	15,900	211,008
		889,409

Airlines 5.44%
Aegean Airlines S.A.	57,000	540,197
Aeroflot PJSC	247,000	818,219
Deutsche Lufthansa AG	25,200	574,298
Ryanair Holdings plc, Sponsored ADR	1,600	172,176	*
Wizz Air Holdings plc	11,950	376,838	*
		2,481,728

Airport Development/Maintenance 0.45%
TAV Havalimanlari Holding A.S.	38,700	207,548

Appliances 1.49%
Arcelik A.S.	40,200	297,678
Vestel Beyaz Esya Sanayi ve Ticaret A.S.	118,000	381,264
		678,942

Automotive - Cars & Light Trucks 1.37%
Ford Otomotiv Sanayi A.S.	51,300	626,165

Automotive - Med & Heavy Duty Trucks 0.42%
Otokar Otomotiv Ve Savunma Sanayi A.S.	6,100	192,080

Automotive Truck Parts & Equipment - Original 0.49%
Brembo S.p.A	15,150	221,993

Beverages - Non-alcoholic 0.36%
Coca-Cola Icecek A.S.	14,500	166,379

Building & Construction - Miscellaneous 0.64%
Budimex S.A.	4,550	292,219

Building & Construction Products - Miscellaneous 0.46%
Wienerberger AG	9,200	209,293

Cellular Telecommunication 1.12%
MegaFon PJSC, GDR	16,600	151,773
Mobile TeleSystems OJSC, Sponsored ADR	42,700	357,826
		509,599

See notes to portfolios of investments and notes to financial statements.

Emerging Europe Fund Portfolio of Investments (unaudited)	June 30, 2017

Common Stocks (cont’d)	Shares	Value
Chemicals - Diversified 2.01%
Ciech S.A.	28,600	$471,387	*
Koninklijke DSM	6,150	447,306
		918,693

Chemicals - Fibers 2.13%
Aksa Akrilik Kimya Sanayii A.S.	111,000	422,178
Lenzing AG	3,079	551,435
		973,613

Coal 1.32%
Lubelski Wegiel Bogdanka S.A.	33,400	601,582

Commercial Banks - Non US 17.90%
Akbank T.A.S.	213,000	593,294
Akbank T.A.S., Sponsored ADR	7,500	42,300
Alpha Bank AE	213,700	526,726	*
Banca Transilvania S.A.	300,001	201,828	*
BGEO Group plc	2,600	118,282
BRD-Groupe Societe Generale S.A.	118,000	398,926
Eurobank Ergasias S.A.	202,000	225,861	*
National Bank of Greece S.A.	757,000	288,071	*
OTP Bank plc	17,050	570,654
Piraeus Bank S.A.	880,000	215,717	*
Powszechna Kasa Oszczednosci Bank Polski S.A.	14,000	130,161
Sberbank of Russia, Sponsored ADR	383,000	3,979,370
Turkiye Garanti Bankasi A.S.	230,000	640,172
Yapi ve Kredi Bankasi A.S.	190,000	242,401
		8,173,763

Communications Software 0.56%
LiveChat Software S.A.	16,000	254,687

Computer Services 1.15%
Asseco Poland S.A.	19,000	250,062
Luxoft Holding, Inc., Class A	4,500	273,825	*
		523,887

Cosmetics & Toiletries 0.12%
Unilever	1,000	54,118

Diamonds/Precious Stones 0.43%
Alrosa PJSC	133,000	195,266

Distribution/Wholesale 0.89%
Neuca S.A.	3,850	404,995

See notes to portfolios of investments and notes to financial statements.

Emerging Europe Fund Portfolio of Investments (unaudited)	June 30, 2017

Common Stocks (cont’d)	Shares	Value
Diversified Operations 1.81%
Dogan Sirketler Grubu Holding A.S.	273,000	$57,423	*
KOC Holding A.S.	105,456	484,807
Tekfen Holding A.S.	114,500	283,796
		826,026

Electric - Generation 1.58%
Alarko Holding A.S.	35,000	56,907
Inter RAO UES PJSC	6,660,000	432,914
Unipro PJSC	5,410,688	229,923
		719,744

Electric - Integrated 1.11%
OGK-2 PJSC	70,000,000	504,715

Electronics - Military 0.76%
Aselsan Elektronik Sanayi Ve Ticaret	20,500	127,351
Safran S.A.	2,410	221,013
		348,364

Enterprise Software/Services 0.47%
Logo Yazilim Sanayi Ve Ticaret	12,700	213,007	*

Entertainment Software 0.80%
CD Projekt S.A.	15,800	366,783

Food - Confectionery 0.38%
Ulker Biskuvi Sanayi A.S.	27,500	173,517

Food - Miscellaneous/Diversified 0.11%
Tat Gida Sanayi	25,000	50,667

Food - Retail 1.19%
BIM Birlesik Magazalar A.S.	13,500	250,298
Migros Ticaret A.S.	8,500	66,592	*
X5 Retail Group, GDR	6,500	225,037	*
		541,927

Food - Wholesale/Distribution 0.62%
Eurocash S.A.	34,000	284,427

Gold Mining 1.46%
Dundee Precious Metals, Inc.	240,000	447,871	*
Eldorado Gold Corp.	65,000	171,600
Koza Altin Isletmeleri A.S.	8,500	49,470	*
		668,941

See notes to portfolios of investments and notes to financial statements.

Emerging Europe Fund Portfolio of Investments (unaudited)	June 30, 2017

Common Stocks (cont’d)	Shares	Value
Human Resources 0.54%
Benefit Systems S.A.	825	$247,143	*

Medical - Drugs 0.55%
Richter Gedeon Nyrt	9,600	250,977

Metal - Diversified 0.54%
MMC Norilsk Nickel PJSC, Sponsored ADR	12,200	167,506
Orsu Metals Corp., 144A	4,025,000	77,595	*#
		245,101

Metal - Iron 0.89%
Novolipetsk Steel PJSC, GDR	21,000	406,111

Miscellaneous Manufacturing 1.84%
RHI AG	15,250	565,585
Trakya Cam Sanayii	250,000	275,054
		840,639

Multi-line Insurance 1.68%
Allianz	1,350	266,412
UNIQA Insurance Group AG	53,700	500,893
		767,305

Oil Companies - Integrated 16.30%
Gazprom OAO, Sponsored ADR	663,000	2,630,670
Lukoil PJSC, Sponsored ADR	61,600	3,005,464
MOL Hungarian Oil & Gas plc	6,620	519,950
OMV Petrom S.A., GDR	28,000	340,118
Polskie Gornictwo Naftowe i Gazownictwo S.A.	304,500	519,500
Surgutneftegas OAO, Sponsored, Sponsored ADR	100,000	429,000
		7,444,702

Oil Refining & Marketing 4.15%
Aygaz A.S.	43,000	190,703
Grupa Lotos S.A.	16,000	220,297	*
Motor Oil Hellas Corinth Refineries S.A.	24,100	524,592
Polski Koncern Naftowy Orlen S.A.	14,900	450,067
Tupras Turkiye Petrol Rafinerileri A.S.	17,700	509,221
		1,894,880

Precious Metals 0.49%
Polymetal International PLC	20,000	224,287

Property/Casualty Insurance 0.49%
Powszechny Zaklad Ubezpieczen S.A.	18,600	223,789

See notes to portfolios of investments and notes to financial statements.

Emerging Europe Fund Portfolio of Investments (unaudited)	June 30, 2017

Common Stocks (cont’d)	Shares	Value
Real Estate Operating/Development 0.36%
GEK Terna Holding Real Estate Construction	35,000	$162,334	*

Regional Banks - Non US 0.91%
Moneta Money Bank A.S.	124,000	415,167

Retail - Appliances 1.09%
M.Video PJSC	75,000	499,117

Retail - Jewelry 0.31%
Pandora A/S	1,515	141,387

Steel - Producers 3.90%
Eregli Demir ve Celik Fabrikalari T.A.S.	256,000	512,823
Evraz plc	225,500	607,365	*
Magnitogorsk Iron & Steel Works OJSC, GDR	62,600	462,457
Severstal PAO PJSC, GDR	15,300	200,321
		1,782,966

Telecom Services 1.50%
O2 Czech Republic a.s.	16,100	190,994
Orange Polska S.A.	110,000	152,319
Sistema PJSC FC, GDR	49,000	204,966
Turk Telekomunikasyon A.S.	78,200	138,637
		686,916

Telephone - Integrated 1.80%
Hellenic Telecommunications Organization S.A.	30,600	368,323
Magyar Telekom Telecommunications	260,500	454,825
		823,148

Textile - Apparel 0.34%
LPP S.A.	80	154,408	*

Tobacco 0.49%
Philip Morris CR A.S.	340	224,238

Transportation - Services 0.53%
Oesterreichische Post AG	5,550	241,139

Travel Services 0.48%
TUI	15,000	218,669

See notes to portfolios of investments and notes to financial statements.

Emerging Europe Fund Portfolio of Investments (unaudited)	June 30, 2017

Common Stocks (cont’d)	Shares	Value
Web Portals/ISP 0.54%
Yandex, Class A	9,450	$247,968	*

Total Common Stocks		41,416,468
(cost $38,324,658)

Exchange-Traded Funds 3.38%
Direxion Daily Russia Bull 3x Shares	32,500	1,114,100
iShares MSCI Poland Capped ETF	17,750	430,970

Total Exchange-Traded Funds		1,545,070
(cost $1,814,495)

Total Investments 94.09%		42,961,538
(cost $40,139,153)
Other assets and liabilities, net 5.91%		2,697,510

Net Assets 100.0%		$45,659,048

Country Distribution* Based on Total Investments	June 30, 2017

*	Country distribution shown is based on domicile. The locale of company operations may be different.

See notes to portfolios of investments and notes to financial statements.

China Region Fund Portfolio of Investments (unaudited)	June 30, 2017

Common Stocks 91.88%	Shares	Value
Airlines 3.55%
Air China Ltd., H shares	330,000	$340,147
AirAsia Berhad	250,000	189,264
Asia Aviation PCL NVDR	350,000	64,353
Cebu Air, Inc.	75,000	145,462
		739,226

Applications Software 3.34%
TravelSky Technology Ltd., H shares	236,000	695,139

Automotive - Cars & Light Trucks 15.08%
Geely Automobile Holdings Ltd.	866,000	1,866,484
Great Wall Motor Co., Ltd., H shares	170,500	210,420
Guangzhou Automobile Group Co., Ltd., H shares	550,000	964,652
Yadea Group Holdings Ltd.	400,000	96,821
		3,138,377

Automotive/Truck Parts & Equipment - Original 2.08%
Nexteer Automotive Group Ltd.	276,000	432,370

Automotive/Truck Parts & Equipment - Replacement 1.04%
Tung Thih Electronic Co., Ltd.	3,000	18,643
Xinyi Glass Holdings Ltd.	200,000	197,965
		216,608

Batteries/Battery Systems 0.32%
Tianneng Power International Ltd.	82,000	67,283

Beverages - Non-alcoholic 0.22%
Vitasoy International Holdings Ltd.	22,000	45,283

Building - Heavy Construction 3.15%
China Communications Services, H shares	332,000	191,241
China Railway Group Ltd., H shares	590,000	464,687
		655,928

Coal 0.98%
Semirara Mining & Power Co., Class A	64,000	203,460

Commercial Banks - Non US 1.86%
Bank Mandiri Persero Tbk PT	94,000	90,101
Bank Rakyat Indonesia Persero Tbk PT	260,000	296,669
		386,770

See notes to portfolios of investments and notes to financial statements.

China Region Fund Portfolio of Investments (unaudited)	June 30, 2017

Common Stocks (cont’d)	Shares	Value
Computers - Integrated System 0.81%
PAX Global Technology Ltd.	125,000	$80,247
Posiflex Technology, Inc.	16,399	88,945
		169,192

Computers - Memory Devices 0.75%
ASPEED Technology Ltd.	7,000	155,459

Cosmetics & Toiletries 0.32%
AMOREPACIFIC Group	585	66,477

Diversified Operations 1.54%
Melco International Development Ltd.	120,000	321,044

Electronic Components - Miscellaneous 3.91%
AAC Technologies Holdings, Inc.	50,000	624,558
Micro-Star International Co.	47,000	109,097
Pegatron Corp.	12,000	37,538
Silicon Motion Technology Corp., ADR	900	43,407
		814,600

Electronic Components - Semiconductors 0.89%
Phison Electronics Corp.	15,000	185,308

Energy - Alternate Sources 1.47%
China Longyuan Power Group, H shares	295,000	214,563
Xinyi Solar Holdings Ltd.	320,000	91,367
		305,930

Engineering/R&D Services 0.78%
CTCI Corp.	95,000	161,733

Enterprise Software/Services 0.18%
Sinosoft Technology Group Ltd.	120,000	37,181

Entertainment Software 0.72%
NetEase, Inc., ADR	500	150,315

Finance - Investment Banker/Broker 1.06%
China International Capital, H shares	150,000	221,379

Gas - Distribution 1.80%
China Resources Gas Group Ltd.	110,000	375,142

Internet Application Software 6.21%
Tencent Holdings Ltd.	36,000	1,291,499

See notes to portfolios of investments and notes to financial statements.

China Region Fund Portfolio of Investments (unaudited)	June 30, 2017

Common Stocks (cont’d)	Shares	Value
Life/Health Insurance 0.56%
Bangkok Life Assurance PCL, NVDR	20,000	$26,186
China Life Insurance Co., Ltd.	90,800	90,517
		116,703

Medical - Drugs 4.95%
Consun Pharmaceutical Group Ltd.	80,000	62,108
CSPC Pharmaceutical Group Ltd.	504,000	736,147
Livzon Pharmaceutical Group, Inc., H shares	33,000	232,489
		1,030,744

Medical - Wholesale Drug Distribution 1.09%
Sinopharm Group Co., Ltd., H shares	50,000	225,896

Medical Products 1.66%
China Medical System Holdings Ltd.	200,000	345,813

Multi-line Insurance 1.74%
Ping An Insurance Group Co of China Ltd., H shares	55,000	362,307

Non - Ferrous Metals 0.14%
Sterling Group Ventures, Inc.	500,000	30,000	*

Non-hazardous Waste Disposal 0.38%
China Water Affairs Group Ltd.	130,000	78,093

Oil - Field Services 0.48%
Sinopec Kantons Holdings Ltd.	180,000	99,313

Oil Companies - Integrated 1.68%
China Petroleum & Chemical Corp., ADR	4,456	350,242

Petrochemicals 1.83%
Lotte Chemical Corp.	518	155,906
Sinopec Shanghai Petrochemical Co., Ltd., Sponsored ADR	4,200	224,742
		380,648

Photo Equipment & Supplies 6.76%
Sunny Optical Technology Group Co., Ltd.	157,000	1,405,940

Property/Casualty Insurance 2.34%
Dongbu Insurance Co., Ltd.	1,700	101,027
Hyundai Marine & Fire Insurance Co., Ltd.	2,581	88,774
Meritz Fire & Marine Insurance Co., Ltd.	2,727	47,820
PICC Property & Casualty Co., Ltd., H shares	149,000	248,846
		486,467

See notes to portfolios of investments and notes to financial statements.

China Region Fund Portfolio of Investments (unaudited)	June 30, 2017

Common Stocks (cont’d)	Shares	Value
Real Estate Management/Service 0.22%
China Overseas Property Holdings Ltd.	240,000	$46,732

Real Estate Operating/Development 4.31%
China Overseas Grand Oceans Group Ltd.	500,000	266,976
China Overseas Land & Investment Ltd.	28,000	81,944
China Resources Land Ltd.	50,000	145,663
China Vanke Co., Ltd., H shares	35,000	99,000	*
Farglory Land Development Co. Ltd.	140,000	179,456
Highwealth Construction Corp.	75,000	124,139
		897,178

Rental Auto/Equipment 0.15%
CAR, Inc.	35,000	32,145	*

Retail - Apparel/Shoe 2.57%
ANTA Sports Products Ltd.	162,000	535,189

Retail - Home Furnishings 2.07%
Man Wah Holdings Ltd.	480,000	430,881

Semiconductor Components - Integrated Circuits 0.96%
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	5,700	199,272

Telecom Services 0.20%
Tower Bersama Infrastructure Tbk PT	80,000	40,598

Telecommunication Equipment 3.86%
BYD Electronic International Co., Ltd.	405,000	802,809

Textile - Apparel 1.74%
Best Pacific International Holdings Ltd.	110,000	98,585
Shenzhou International Group Holdings Ltd.	14,000	92,055
Texhong Textile Group Ltd.	138,000	171,589
		362,229

Water Treatment Systems 0.13%
CT Environmental Group Ltd.	160,000	27,858

Total Investments 91.88%		19,122,760
(cost $13,592,369)
Other assets and liabilities, net 8.12%		1,690,724

Net Assets 100.0%		$20,813,484

See notes to portfolios of investments and notes to financial statements.

China Region Fund Portfolio of Investments (unaudited)	June 30, 2017

Country Distribution* Based on Total Investments	June 30, 2017

*	Country distribution shown is based on domicile. The locale of company operations may be different.

See notes to portfolios of investments and notes to financial statements.

Notes to Portfolios of Investments (unaudited)	June 30, 2017

Legend

*	Non-income producing security.
+	Affiliated company (see following)
#	Illiquid Security
^	In default on interest payments. Rate shown represents the last coupon rate prior to default.
ADR	American Depositary Receipt
AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal
AMBAC	American Municipal Bond Assurance Corporation
BAM	Build America Mutual Assurance Company
BHAC	Berkshire Hathaway Insurance Corporation
ETF	Exchange-Traded Fund
GDR	Global Depositary Receipt
GO	General Obligation Bond
LLC	Limited Liability Company
NATL	National Public Finance Guarantee Corporation
NVDR	Non-voting Depositary Receipt
OJSC	Open Joint Stock Company
PCL	Public Company Limited
PJSC	Public Joint Stock Company
PSF-GTD	Texas Public School Fund Guarantee
Q-SBLF	Qualifi ed School Bond Loan Fund
RS	Restricted Security (see following)
S&P	Standard & Poor’s
SPDR	Standard & Poor’s Depository Receipt
ZCB	Zero Coupon Bond
@

Security was fair valued at June 30, 2017, by U.S. Global Investors, Inc. (Adviser) (other than international securities fair valued pursuant to systematic fair value models) in accordance with valuation procedures approved by the Board of Trustees. These securities, as a percentage of net assets at June 30, 2017, were 0.00% of All American Equity Fund, 2.82% of Holmes Macro Trends Fund, 13.42% of Global Resources Fund, 3.94% of World Precious Minerals Fund and 0.45% of Gold and Precious Metals Fund, respectively. See the Fair Valuation of Securities section of these Notes to Portfolios of Investments for further discussion of fair valued securities. See further information and detail on restricted securities in the Restricted Securities section of these Notes to Portfolios of Investments.

144A

Pursuant to Rule 144A of the Securities Act of 1933, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The market value of these securities and percentage of net assets as of June 30, 2017 amounted to $283,026, 0.70%, of Holmes Macro Trends Fund, $8,748,403, 9.64%, of Global Resources Fund, $6,359,559, 4.88%, of World Precious Minerals Fund, $1,447,502, 1.47%, of Gold and Precious Metals Fund, and $77,595, 0.17% of Emerging Europe Fund.

General

The yields reflect the effective yield from the date of purchase.

Variable Rate Notes have periodic reset features, which effectively shorten the maturity dates and reset the interest rates as tied to various interest-bearing instruments. Rates shown are current rates at June 30, 2017.

Principal amounts are in U.S. dollars unless otherwise noted.

Fair Valuation of Securities

For the Funds’ policies regarding the valuation of investments and other significant accounting policies, please refer to the Notes to Financial Statements.

Notes to Portfolios of Investments (unaudited)	June 30, 2017

The Funds are required to disclose information regarding the fair value measurements of a Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The measurement requirements established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short term U.S. government obligations maturing in sixty days or less are valued using amortized cost. Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2. Because of the inherent uncertainties of valuation, the values reflected in the portfolios may materially differ from the values received upon actual sale of those investments.

The three levels defined by the fair value hierarchy are as follows:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party in order to adjust for stale pricing.

Level 3 – Prices determined using significant unobservable inputs (including the Fund’s own assumptions). For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used in determining fair value.

Notes to Portfolios of Investments (unaudited)	June 30, 2017

The following table summarizes the valuation of each Fund’s securities as of June 30, 2017, using the fair value hierarchy:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
U.S. Government Securities Ultra-Short Bond Fund
Investments in Securities*
United States Government and Agency Obligations	$—	$51,143,971	$—	$51,143,971
Total	$—	$51,143,971	$—	$51,143,971
Near-Term Tax Free Fund
Investments in Securities*
Municipal Bonds	$—	$75,872,208	$—	$75,872,208
Total	$—	$75,872,208	$—	$75,872,208
All American Equity Fund
Investments in Securities*
Common Stocks	$14,856,610	$—	$—	$14,856,610
Exchange-Traded Funds	717,796	—	—	717,796
Rights	—	—	—	—
Total	$15,574,406	$—	$—	$15,574,406
Holmes Macro Trends Fund
Investments in Securities*
Common Stocks:
Energy - Alternate Sources	$—	$—	$—	$—
Real Estate Operating/Development	—	—	333,464	333,464
All Other Common Stocks	33,658,362	—	—	33,658,362
Exchange-Traded Funds	2,119,820	—	—	2,119,820
Subscription Receipts	—	—	566,780	566,780
Warrants:
Gold Mining	—	4	—	4
Convertible Debenture	283,026	—	—	283,026
Corporate Note	—	—	233,829	233,829
Total	$36,061,208	$4	$1,134,073	$37,195,285
Global Resources Fund
Investments in Securities*
Common Stocks:
Agricultural Chemicals	$1,141,938	$265,808	$—	$1,407,746
Agricultural Operations	—	184,227	—	184,227
Chemicals - Diversified	—	4,756,528	—	4,756,528
Chemicals - Specialty	—	1,335,385	—	1,335,385
Coal	967,132	2,277,487	—	3,244,619
Diamonds/Precious Stones	1,114,618	2,442	—	1,117,060
Diversified Minerals	1,134,642	34,202	—	1,168,844
Energy - Alternate Sources	1,951,275	1,210,012	—	3,161,287
Forestry	3,401,770	19,130	—	3,420,900
Gold Mining	3,641,462	7,310,968	—	10,952,430
Metal - Diversified	2,801,330	1,695,347	—	4,496,677
Metal - Iron	—	2,470,066	—	2,470,066
Natural Resource Technology	—	—	137,351	137,351
Oil - Field Services	—	1,074,630	—	1,074,630

Notes to Portfolios of Investments (unaudited)	June 30, 2017

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Global Resources Fund (cont’d)
Investments in Securities* (cont’d)
Common Stocks: (cont’d)
Oil Companies - Exploration & Production	$1,373,986	$1,275,621	$4,580	$2,654,187
Oil-Field Services	—	3,216,682	—	3,216,682
Petrochemicals	1,033,928	1,059,940	—	2,093,868
Power Converters/Supply Equipment	—	1,001,314	—	1,001,314
Real Estate Operating/Development	—	—	5,819,363	5,819,363
Rubber/Plastic Products	—	641,586	—	641,586
Steel - Producers	1,373,601	3,636,312	—	5,009,913
Steel - Specialty	—	1,343,313	—	1,343,313
All Other Common Stocks	7,888,473	—	—	7,888,473
Subscription Receipts	—	—	3,400,679	3,400,679
Warrants:
Diversified Minerals	—	—	—	—
Gold Mining	—	1,032	—	1,032
Purchased Call Options	—	1,472,290	—	1,472,290
Purchased Put Option	—	318,000	—	318,000
Convertible Debenture	6,791,254	—	—	6,791,254
Corporate Note	—	—	2,805,938	2,805,938
Total	$34,615,409	$36,602,322	$12,167,911	$83,385,642
World Precious Minerals Fund
Investments in Securities*
Common Stocks:
Coal	$—	$—	$—	$—
Diamonds/Precious Stones	—	6,619	—	6,619
Diversified Minerals	10,957,144	697,160	—	11,654,304
Gold Mining	65,742,203	4,126,217	—	69,868,420
Metal - Diversified	3,410,381	6,453,035	—	9,863,416
Mining Services	—	518,374	—	518,374
Oil Companies - Exploration & Production	—	131	—	131
Precious Metals	18,670,904	4,556,149	—	23,227,053
All Other Common Stocks	3,815,168	—	—	3,815,168
Warrants:
Diversified Minerals	—	5,380	—	5,380
Gold Mining	—	1,060,864	—	1,060,864
Metal - Diversified	—	85,788	—	85,788
Precious Metals	—	570,635	—	570,635
Special Warrant	—	—	—	—
Right	—	438,101	—	438,101
Convertible Debenture	2,860,771	—	—	2,860,771
Corporate Note	—	—	748,250	748,250
Total	$105,456,571	$18,518,453	$748,250	$124,723,274

Notes to Portfolios of Investments (unaudited)	June 30, 2017

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Gold and Precious Metals Fund
Investments in Securities*
Common Stocks:
Gold Mining	$66,173,393	$15,282,514	$—	$81,455,907
All Other Common Stocks	11,337,224	—	—	11,337,224
Warrants:
Gold Mining	—	379,994	—	379,994
Convertible Debenture	1,447,502	—	—	1,447,502
Corporate Notes	—	—	280,594	280,594
Total	$78,958,119	$15,662,508	$280,594	$94,901,221
Emerging Europe Fund
Investments in Securities*
Common Stocks:
Airlines	$172,176	$2,309,552	$—	$2,481,728
Cellular Telecommunications	357,826	151,773	—	509,599
Commercial Banks – Non US	4,021,670	4,152,093	—	8,173,763
Computer Services	273,825	250,062	—	523,887
Gold Mining	619,471	49,470	—	668,941
Metal - Diversified	245,101	—	—	245,101
Oil Companies - Integrated	4,211,539	3,233,163	—	7,444,702
Web Portal/ISP	247,968	—	—	247,968
All Other Common Stocks	—	21,120,779	—	21,120,779
Exchange-Traded Funds	1,545,070	—	—	1,545,070
Total	$11,694,646	$31,266,892	$—	$42,961,538
China Region Fund
Investments in Securities*
Common Stocks:
Electronic Components - Miscellaneous	$43,407	$771,193	$—	$814,600
Entertainment Software	150,315	—	—	150,315
Non – Ferrous Metals	30,000	—	—	30,000
Oil Companies - Integrated	350,242	—	—	350,242
Petrochemicals	224,742	155,906	—	380,648
Semiconductor Components - Integrated Circuits	199,272	—	—	199,272
All Other Common Stocks	—	17,197,683	—	17,197,683
Total	$997,978	$18,124,782	$—	$19,122,760

*	Refer to the Portfolio of Investments for a detailed list of the Fund’s investments.

Notes to Portfolios of Investments (unaudited)	June 30, 2017

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy during the period January 1, 2017, through June 30, 2017:

Fund	Transfers From Level 1 to Level 2*		Transfers From Level 2 to Level 1*
Global Resources Fund	$2,442	(3)	$1,177,128	(1)
World Precious Minerals Fund	438,101	(2)	6,167,489	(1)
	2,366,263	(3)	—
Gold and Precious Metals Fund	—		5,133,549	(1)

*	The Funds’ policy is to recognize transfers in and transfers out as of the end of the reporting period.

(1)	Securities were valued at a quoted price at the end of the current period, but at the mean between bid and ask quotations at the end of the prior fiscal year.

(2)	Securities were valued at a IDC fair value price at the end of the current period, but at at a quoted price at the end of the prior fiscal year.

(3)	Transfers resulted from a regulatory hold.

The following is a reconciliation of assets for which unobservable inputs (Level 3) were used in determining fair value during the period January 1, 2017, through June 30, 2017.

	Rights	Total
All American Equity Fund
Beginning Balance 12/31/16	$—	$—
Ending Balance 06/30/17	$—	$—

Net change in unrealized appreciation (depreciation) from Investments held as of 06/30/17(1)	$—	$—

	Common Stocks	Subscription Receipts	Corporate Note	Total
Holmes Macro Trends Fund
Beginning Balance 12/31/16	$293,796	$—	$233,829	$527,625
Purchases	—	379,694	—	379,694
Net change in unrealized appreciation (depreciation)	39,668	187,086	—	226,754
Ending Balance 06/30/17	$333,464	$566,780	$233,829	$1,134,073

Net change in unrealized appreciation (depreciation) from Investments held as of 06/30/17(1)	$39,668	$187,086	$—	$226,754

	Common Stocks	Subscription Receipts	Corporate Note	Total
Global Resources Fund
Beginning Balance 12/31/16	$5,264,464	$—	$2,805,938	$8,070,402
Purchases	—	2,278,164	—	2,278,164
Net change in unrealized appreciation (depreciation)	692,250	1,122,515	—	1,814,765
Transfers into Level 3*	4,580	—	—	4,580
Ending Balance 06/30/17	$5,961,294	$3,400,679	$2,805,938	$12,167,911

Net change in unrealized appreciation (depreciation) from Investments held as of 06/30/17(1)	$692,250	$1,122,515	$—	$1,814,765

Notes to Portfolios of Investments (unaudited)	June 30, 2017

	Common Stocks	Special Warrants	Corporate Note	Total
World Precious Minerals Fund
Beginning Balance 12/31/16	$—	$—	$748,250	$748,250
Ending Balance 06/30/17	$—	$—	$748,250	$748,250

Net change in unrealized appreciation (depreciation) from Investments held as of 06/30/17(1)	$—	$—	$—	$—

	Common Stocks	Corporate Notes	Total
Gold and Precious Metals Fund
Beginning Balance 12/31/16	$—	$280,594	$280,594
Ending Balance 06/30/17	$—	$280,594	$280,594

Net change in unrealized appreciation (depreciation) from Investments held as of 06/30/17(1)	$—	$—	$—

*	The Funds’ policy is to recognize transfers in and transfers out as of the end of the reporting period.

(1)	The amounts shown represent the net change in unrealized appreciation (depreciation) attributable to only those investments still held and classified as Level 3 at June 30, 2017.

Significant unobservable inputs developed by the Valuation Committee for Level 3 investments held at year-end are as follows:

	Fair Value at 06/30/17	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
All American Equity Fund
Investments in Securities
Rights	$—	Market Transaction(1)	Discount	100%

Holmes Macro Trends Fund
Investments in Securities
Common Stocks	566,780	Market Transaction(1)	Discount	0% - 100% discount (47% discount)
Common Stocks	333,464	Method of Comparables Pricing(2)	Multiples	5.0 - 19.7 (10.1)
Corporate Note	233,829	Market Transaction(1)	Discount	0%

Global Resources Fund
Investments in Securities
Common Stocks	3,542,610	Market Transaction(1)	Discount	0% - 100% discount (90% discount)
Common Stocks	5,819,363	Method of Comparables Pricing(2)	Multiples	5.0 - 19.7 (10.1)
Corporate Note	2,805,938	Market Transaction(1)	Discount	0%

World Precious Minerals Fund
Investments in Securities
Common Stocks	—	Market Transaction(1)	Discount	100%
Special Warrants	—	Market Transaction(1)	Discount	100%

Notes to Portfolios of Investments (unaudited)	June 30, 2017

	Fair Value at 06/30/17	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
Corporate Note	$748,250	Market Transaction(1)	Discount	0%

Gold and Precious Metals Fund
Investments in Securities
Common Stocks	—	Market Transaction(1)	Discount	100%
Corporate Notes	280,594	Market Transaction(1)	Discount	0% - 100% discount (63% discount)

(1)	Market Transaction refers to most recent known market transaction, including transactions in which the fund participated, as adjusted for any discount or premium as discussed below.

(2)

The Method of Comparables Pricing valuation technique involves determining a comparable group of companies that exhibit similar characteristics to that of the Level 3 security (the Comparables), gathering information about the Comparables to determine their range of valuation multiples and selecting the appropriate multiple within the determined range of the Comparables to apply in valuing the Level 3 security.

The majority of securities classified as Level 3 are private companies. The initial valuation is usually cost, which is then adjusted as determined by the Valuation Committee for subsequent known market transactions and evaluated for progress against anticipated milestones and current operations. An evaluation that the holding no longer meets expectations could result in the application of discounts and a significantly lower fair valuation. For certain securities, the last known market transaction is increased or decreased by changes in a market index or industry peers as approved by the Valuation Committee.

Affiliated Companies - Indicated in Portfolio of Investments as “+”

The Investment Company Act of 1940 defines affiliates as companies in which the Fund owns at least 5% of the outstanding voting securities. The following is a summary of transactions with each affiliated company during the period ended June 30, 2017.

	Shares of Affiliated Companies
Global Resources Fund	December 31, 2016	Additions	Redemptions	June 30, 2017
Agriterra Ltd.	69,849,776	—	—	69,849,776
Atlas African Industries Ltd.	255,854,621	—	—	255,854,621
Caribbean Resources Corp.	17	—	—	17
Pacific Green Energy Corp.	2,400,000	—	—	2,400,000

Notes to Portfolios of Investments (unaudited)	June 30, 2017

At June 30, 2017, the value of investments in affiliated companies was $184,227, representing 0.20% of net assets, and the total cost was $39,515,467. There was no realized gain (loss) on transactions and no income earned for the period.

	Shares of Affiliated Companies
World Precious Minerals Fund	December 31, 2016	Additions	Redemptions	June 30, 2017
Argent Minerals Ltd.	17,100,000	4,000,000	—	21,100,000
Argo Gold, Inc.	—	1,825,000	—	1,825,000
Barsele Minerals Corp.	10,169,000	103,000	(150,701)	10,121,299
Barsele Minerals Corp., Warrants	1,850,000	—	—	1,850,000
Bonterra Resources, Inc.	6,500,000	—	(2,500,000)	4,000,000(a)
Bonterra Resources, Inc., Warrants	1,250,000	—	—	1,250,000(a)
Brixton Metals Corp.	2,500,000	—	—	2,500,000
Canyon Resources Ltd.	10,006,593	6,168,864	—	16,175,457
CopperBank Resources Corp.	6,979,418	9,000,000	—	15,979,418
Dolly Varden Silver Corp.	5,628,500	—	—	5,628,500
Enforcer Gold Corp.	—	3,000,000	—	3,000,000
Fiore Exploration Ltd.	7,746,800	—	—	7,746,800
Golden Peak Minerals, Inc.	1,999,998	300,000	—	2,299,998
Mammoth Resources Corp.	4,818,000	—	(3,363,500)	1,454,500
Minera Alamos, Inc.	4,450,000	—	(4,450,000)	—(a)
Minera Alamos, Inc., Warrant	2,225,000	—	—	2,225,000(a)
Murchison Minerals Ltd.	3,000,000	—	(751,500)	2,248,500
Murchison Minerals Ltd., Warrants	1,500,000	—	—	1,500,000
Nano One Materials Corp.	3,100,000	—	—	3,100,000
NV Gold Corp.	1,800,000	—	—	1,800,000
Orex Minerals, Inc.	8,173,000	—	(3,173,000)	5,000,000(a)
Orex Minerals, Inc., Warrants	1,250,000	—	—	1,250,000(a)
Red Pine Exploration, Inc.	10,000,000	—	(1,669,000)	8,331,000(a)
Redstar Gold Corp.	15,000,000	—	—	15,000,000
Redstar Gold Corp., Warrants	2,500,000	—	—	2,500,000
Toachi Mining, Inc.	6,350,000	4,000,000	(4,350,000)	6,000,000
TriStar Gold, Inc.	25,308,000	2,000,000	—	27,308,000
TriStar Gold, Inc., Warrants	—	1,000,000	—	1,000,000

At June 30, 2017, the value of investments in affiliated companies was $29,184,474, representing 22.38% of net assets, and the total cost was $23,228,115. Net realized gains on transactions were $1,818,774, and there was no income earned for the period.

(a)	At June 30, 2017, the company was no longer defined as an affiliate, although it was an affiliate company during the year.

Notes to Portfolios of Investments (unaudited)	June 30, 2017

Restricted Securities - Indicated in Portfolio of Investments as “RS”

The following securities are subject to contractual and regulatory restrictions on resale or transfer. These investments may involve a high degree of business and financial risk. Because of the thinly traded markets for these investments, a Fund may be unable to liquidate its securities in a timely manner, especially if there is negative news regarding the specific securities or the markets overall. These securities could decline significantly in value before the Fund could liquidate these securities. The issuer bears the cost of registration, if any, involved in the disposition of these securities.

Holmes Macro Trends Fund	Acquisition Date	Cost per Share/Unit
Interamerican Energy Corp., Corporate Note (November 2021)	05/25/12	$100.00
Pacific Infrastructure Ventures, Inc.	08/06/10-11/22/10	$1.00
PentaNova Energy Corp., Subscription Receipts	02/07/17	$0.38

As of June 30, 2017, the total cost of restricted securities was $1,040,148, and the total value was $1,134,073, representing 2.82% of net assets.

Global Resources Fund	Acquisition Date	Cost per Share/Unit
Interamerican Energy Corp., Corporate Note (November 2021)	05/25/12	$100.00
I-Pulse, Inc.	10/04/07	$1.88
Pacific Infrastructure Ventures, Inc.	08/06/10-11/22/10	$1.00
PentaNova Energy Corp., Subscription Receipts	02/07/17	$0.38

As of June 30, 2017, the total cost of restricted securities was $12,557,646, and the total value was $12,163,331, representing 13.41% of net assets.

World Precious Minerals Fund	Acquisition Date	Cost per Share/Unit
Enforcer Gold Corp.	04/25/17	$0.11
Genesis Metals Corp.	06/05/17	$0.07
Genesis Metals Corp., Warrants	06/05/17	$0.00
Interamerican Energy Corp., Corporate Note (November 2021)	05/25/12	$100.00
Strikepoint Gold Corp.	04/27/17	$0.21

As of June 30, 2017, the total cost of restricted securities was $1,527,769, and the total value was $1,889,704, representing 1.45% of net assets.

Gold and Precious Metals Fund	Acquisition Date	Cost per Share/Unit
AuRico Metals, Inc.	06/28/17	$0.81
Interamerican Energy Corp., Corporate Note (November 2021)	05/25/12	$100.00

As of June 30, 2017, the total cost of restricted securities was $441,742, and the total value was $447,621, representing 0.45% of net assets.

Statements of Assets and Liabilities (unaudited)

U.S. Government Securities Ultra-Short Bond Fund

Investments, at identified cost	$51,129,888

Assets
Investments, at value:
Securities of unaffiliated issuers	$51,143,971
Cash	1,326,685
Receivables:
Dividends and interest	100,254
Capital shares sold	27,583
From adviser	6,045
Other assets	15,018
Total Assets	52,619,556

Liabilities
Payables:
Capital shares redeemed	32,140
Investments purchased	—
Accrued expenses and other payables:
Adviser	—
Admistration and Transfer Agent fees	11,308
Trustees	2,207
Other expenses	18,899
Total Liabilities	64,554

Net Assets	$52,555,002

Net Assets Consist of:
Paid-in-capital	$52,539,668
Accumulated undistributed net investment income/accumulated net investment loss	1,732
Accumulated net realized gains (losses) from investment transactions and other assets and liabilities denominated in foreign currencies	(481)
Net unrealized appreciation of investments and other assets and liabilities denominated in foreign currencies	14,083
Net assets applicable to capital shares outstanding	$52,555,002

By share class

Net Assets
Investor Class	$52,555,002

Capital shares outstanding, an unlimited number of no par shares authorized
Investor Class	26,299,867

Net Asset Value, Public Offering Price, Redemption Price, per share*

Investor Class	$2.00

*	Redemption price per Share may vary depending on length of time Shares are held. See Note 1I.

See accompanying notes to financial statements.

June 30, 2017

Near-Term Tax Free Fund	All American Equity Fund	Holmes Macro Trends Fund

$75,580,461	$15,069,598	$34,777,105

$75,872,208	$15,574,406	$37,195,285
7,142,713	1,104,970	3,046,281

927,850	16,035	14,334
167,832	1,068	543
8,508	—	—
20,096	13,740	10,757
84,139,207	16,710,219	40,267,200

66,501	22,316	500
—	—	5,388

—	7,422	32,897
30,560	5,050	7,152
142	—	—
32,592	17,446	31,140
129,795	52,234	77,077

$84,009,412	$16,657,985	$40,190,123

$84,514,046	$16,938,036	$35,882,662
17,045	70,519	(79,223)
(813,426)	(855,378)	1,968,504
291,747	504,808	2,418,180
$84,009,412	$16,657,985	$40,190,123

$84,009,412	$16,657,985	$40,190,123

37,785,449	685,419	2,026,259

$2.22	$24.30	$19.83

Statements of Assets and Liabilities (unaudited)

Global Resources Fund

Investments, at identified cost	$151,521,830

Assets
Investments, at value:
Securities of unaffiliated issuers	$83,201,415
Securities of affiliated issuers	184,227
Cash	4,462,170
Foreign currencies (Cost $137,363, $120,507, $168,044, $218,646 and $117,250)	138,315
Unrealized gain on forward foreign currency contracts	288
Receivables:
Dividends and interest	389,822
Capital shares sold	59,478
Investments sold	23,215,658
Other assets	22,643
Total Assets	111,674,016

Liabilities
Unrealized loss on forward foreign currency contracts	4,683
Payables:
Capital shares redeemed	21,116
Investments purchased	20,786,470
Accrued expenses and other payables:
Adviser	46,793
Administration and Transfer Agent fees	26,685
Trustees	207
Other expenses	77,110
Total Liabilities	20,963,064

Net Assets	$90,710,952

Net Assets Consist of:
Paid-in-capital	$621,525,163
Accumulated undistributed net investment income/accumulated net investment loss	2,810,553
Accumulated net realized losses from investment transactions and other assets and liabilities denominated in foreign currencies	(465,501,431)
Net unrealized appreciation (depreciation) of investments and other assets and liabilities denominated in foreign currencies	(68,123,333)
Net assets applicable to capital shares outstanding	$90,710,952

By share class

Net Assets
Investor Class	$90,528,932
Institutional Class	$182,020

Capital shares outstanding, an unlimited number of no par shares authorized
Investor Class	16,799,543
Institutional Class	33,545

Net Asset Value, Public Offering Price, Redemption Price, per share*
Investor Class	$5.39
Institutional Class	5.43

*	Redemption price per Share may vary depending on length of time Shares are held. See Note 1I.

See accompanying notes to financial statements.

June 30, 2017

	World Precious Minerals Fund	Gold and Precious Metals Fund	Emerging Europe Fund	China Region Fund

	$136,910,365	$78,359,156	$40,139,153	$13,592,369

	$95,538,800	$94,901,221	$42,961,538	$19,122,760
	29,184,474	—	—	—
	3,886,589	3,916,924	960,346	743,582
	121,024	168,524	218,855	116,329
	—	—	—	—

	13,116	15,886	277,019	85,854
	1,438	12,544	31,880	10,288
	2,371,415	—	2,308,216	814,664
	30,471	20,967	14,761	11,874
	131,147,327	99,036,066	46,772,615	20,905,351

	—	—	62,396	—

	45,962	101,833	7,677	20,053
	473,045	161,937	921,964	5,076

	69,536	48,158	46,605	21,065
	34,542	23,933	5,803	5,735
	488	23	—	—
	97,537	69,308	69,122	39,938
	721,110	405,192	1,113,567	91,867

	$130,426,217	$98,630,874	$45,659,048	$20,813,484

	$501,420,173	$191,859,541	$342,073,948	$20,076,187
	3,596,319	(3,444,309)	348,763	(19,838)
)	(362,404,361)	(106,326,150)	(299,514,766)	(4,772,211)
)	(12,185,914)	16,541,792	2,751,103	5,529,346
	$130,426,217	$98,630,874	$45,659,048	$20,813,484

	$127,455,447	$98,630,874	$45,659,048	$20,813,484
	$2,970,770	$—	$—	$—

	20,440,368	13,651,657	7,203,123	2,206,275
	473,141	—	—	—

	$6.24	$7.22	$6.34	$9.43
	6.28	—	—	—

Statements of Operations (unaudited)

U.S. Government Securities Ultra-Short Bond Fund
Net Investment Income

Income
Dividends from unaffiliated issuers	$—
Net dividends	—
Interest and other	280,202
Total income	280,202

Expenses:
Management fee	135,001
Administrative services fee	22,308
Accounting service fees and expenses	36,385
Distribution plan fee	—
Transfer agent fees and expenses	32,672
Professional fees	16,339
Custodian fees	7,686
Shareholder reporting expenses	6,313
Registration fees	9,481
Trustee fees and expenses	3,469
Chief compliance officer fees	6,539
Miscellaneous expenses	8,037
Total expenses before reductions	284,230
Expenses offset - Note 1 H	(4,573)
Expenses reimbursed - Note 3	(157,155)
Net expenses	122,502

Net Investment Income (Loss)	157,700

Net Realized and Unrealized Gain (Loss) on Investments
Realized gain (loss) from:
Securities from unaffiliated issuers	(437)
Written options	—
Foreign currency transactions	—
Net realized gain (loss)	(437)
Net change in unrealized appreciation (depreciation) of:
Investments	(63,493)
Other assets and liabilities denominated in foreign currencies	—
Net unrealized appreciation (depreciation)	(63,493)

Net Realized and Unrealized Gain (Loss) on Investments	(63,930)

Net Increase In Net Assets Resulting From Operations	$93,770

See accompanying notes to financial statements.

For the Six Months Ended June 30, 2017

Near-Term Tax Free Fund	All American Equity Fund	Holmes Macro Trends Fund

$—	$208,988	$248,215
—	208,988	248,215
738,543	—	34,056
738,543	208,988	282,271

219,748	46,879	191,748
44,142	13,117	18,806
70,718	11,693	27,080
—	21,548	49,992
56,214	15,495	24,519
18,361	13,633	15,731
15,243	3,741	9,183
8,773	4,479	5,964
15,963	9,377	9,164
4,437	2,464	3,076
10,801	2,126	4,812
9,308	7,413	7,862
473,708	151,965	367,937
(13,498)	(2,418)	(6,443)
(260,937)	—	—
199,273	149,547	361,494

539,270	59,441	(79,223)

(167,958)	135,782	1,135,867
—	4,121	11,221
—	—	74
(167,958)	139,903	1,147,162

887,196	342,701	1,383,833
—	—	4
887,196	342,701	1,383,837

719,238	482,604	2,530,999

$1,258,508	$542,045	$2,451,776

Statements of Operations (unaudited)

Global Resources Fund
Net Investment Income

Income
Dividends from unaffiliated issuers	$1,508,749
Foreign tax withheld on dividends	(98,466)
Net dividends	1,410,283
Interest and other	561,748
Total income	1,972,031

Expenses:
Management fee	332,348
Administrative services fee	36,562
Administrative services fee - Investor Class	11,963
Administrative services fee - Institutional Class	128
Accounting service fees and expenses	68,328
Distribution plan fee	119,628
Transfer agent fees and expenses	—
Transfer agent fees and expenses - Investor Class	88,590
Transfer agent fees and expenses - Institutional Class	9,178
Professional fees	21,272
Custodian fees	30,807
Shareholder reporting expenses	—
Shareholder reporting expenses - Investor Class	17,819
Shareholder reporting expenses - Institutional Class	938
Registration fees	3,311
Registration fees - Institutional Class	6,095
Registration fees - Investor Class	6,507
Trustee fees and expenses	4,728
Chief compliance officer fees	12,006
Miscellaneous expenses	10,319
Total expenses before reductions	780,527
Expenses offset - Note 1 H	(7,914)
Expenses reimbursed - Note 3	(16,509)
Net expenses	756,104

Net Investment Income (Loss)	1,215,927

Net Realized and Unrealized Gain (Loss) on Investments
Realized gain (loss) from:
Securities from unaffiliated issuers	2,984,919
Securities from affiliated issuers	—
Foreign currency transactions	(82,373)
Net realized gain (loss)	2,902,546
Net change in unrealized appreciation (depreciation) of:
Investments	(1,476,163)
Other assets and liabilities denominated in foreign currencies	2,675
Net unrealized appreciation (depreciation)	(1,473,488)

Net Realized and Unrealized Gain (Loss) on Investments	1,429,058

Net Increase (Decrease) In Net Assets Resulting From Operations	$2,644,985

See accompanying notes to financial statements.

For the Six Months Ended June 30, 2017

World Precious Minerals Fund	Gold and Precious Metals Fund	Emerging Europe Fund	China Region Fund

$20,032	$138,844	$975,338	$213,567
(2,075)	(15,525)	(121,697)	(16,015)
17,957	123,319	853,641	197,552
190,506	87,084	—	2
208,463	210,403	853,641	197,554

866,957	446,582	253,644	109,590
55,171	52,384	20,024	13,457
17,859	—	—	—
346	—	—	—
103,014	71,209	37,517	21,114
178,581	130,272	56,081	23,251
—	84,185	36,895	18,366
109,325	—	—	—
12,218	—	—	—
26,359	20,147	18,863	19,739
40,880	25,659	47,041	10,953
—	15,571	11,247	5,668
20,707	—	—	—
1,256	—	—	—
4,004	18,114	9,486	9,058
11,020	—	—	—
5,795	—	—	—
6,164	4,865	3,194	2,472
18,044	12,354	5,301	—
10,805	9,188	8,922	9,880
1,488,505	890,530	508,215	243,548
(8,994)	(13,252)	(3,337)	(1,532)
(20,100)	—	—	(8,365)
1,459,411	877,278	504,878	233,651

(1,250,948)	(666,875)	348,763	(36,097)

1,923,413	193,322	1,247,162	115,134
1,818,774	—	—	—
(224,577)	(147,817)	(720,103)	6,016
3,517,610	45,505	527,059	121,150

(4,513,884)	2,439,204	2,165,709	4,625,950
575	(240)	(58,891)	462
(4,513,309)	2,438,964	2,106,818	4,626,412

(995,699)	2,484,469	2,633,877	4,747,562

$(2,246,647)	$1,817,594	$2,982,640	$4,711,465

Statements of Changes in Net Assets

	U.S. Government Securities Ultra-Short Bond Fund
	Six Months Period Ended June 30, 2017 (unaudited)	Year Ended December 31, 2016
Increase (Decrease) in Net Assets

From operations:
Net investment income	$157,700	$259,443
Net realized gains (losses)	(437)	16,447
Net unrealized appreciation (depreciation)	(63,493)	50,035
Net increase (decrease) in net assets from operations	93,770	325,925

Distributions to shareholders
From net investment income
Investor Class	(155,979)	(259,648)
From return of capital
Investor Class	—	(2,047)
From net realized gains
Investor Class	—	(17,626)
Total distributions to shareholders	(155,979)	(279,321)

From capital share transactions:
Proceeds from shares sold
Investor Class	8,299,024	12,372,975
Distributions reinvested
Investor Class	135,589	238,566
Proceeds from short-term trading fees
Investor Class	—	—
	8,434,613	12,611,541
Cost of shares redeemed
Investor Class	(12,611,013)	(18,426,069)
Net decrease in net assets from capital share transactions	(4,176,400)	(5,814,528)

Net Decrease in Net Assets	(4,238,609)	(5,767,924)

Net Assets
Beginning of period	56,793,611	62,561,535

End of period	$52,555,002	$56,793,611

Accumulated undistributed net investment income, end of period	$1,732	$11

Capital Share Activity
Investor Class
Shares sold	4,149,512	6,168,822
Shares reinvested	67,794	118,920
Shares redeemed	(6,305,506)	(9,183,862)
Net share activity	(2,088,200)	(2,896,120)

See accompanying notes to financial statements.

Near-Term Tax Free Fund		All American Equity Fund
Six Months Period Ended June 30, 2017 (unaudited)	Year Ended December 31, 2016	Six Months Period Ended June 30, 2017 (unaudited)	Year Ended December 31, 2016

$539,270	$1,431,075	$59,441	$10,546
(167,958)	(258,979)	139,903	364,020
887,196	(1,746,522)	342,701	(418,440)
1,258,508	(574,426)	542,045	(43,874)

(523,298)	(1,496,282)	—	(27,184)

—	(13,758)	—	—

—	—	—	—
(523,298)	(1,510,040)	—	(27,184)

12,221,275	55,084,675	1,773,793	1,190,494

475,745	1,318,777	—	25,370

—	—	—	53
12,697,020	56,403,452	1,773,793	1,215,917

(24,723,386)	(65,787,063)	(3,007,614)	(2,912,402)
(12,026,366)	(9,383,611)	(1,233,821)	(1,696,485)

(11,291,156)	(11,468,077)	(691,776)	(1,767,543)

95,300,568	106,768,645	17,349,761	19,117,304

$84,009,412	$95,300,568	$16,657,985	$17,349,761

$17,045	$1,073	$70,519	$11,078

5,502,009	24,456,367	72,918	51,424
214,137	587,206	—	1,071
(11,131,966)	(29,364,676)	(124,766)	(125,203)
(5,415,820)	(4,321,103)	(51,848)	(72,708)

Statements of Changes in Net Assets

	Holmes Macro Trends Fund
	Six Months Period Ended June 30, 2017 (unaudited)	Year Ended December 31, 2016
Increase (Decrease) in Net Assets

From operations:
Net investment income (loss)	$(79,223)	$(131,503)
Net realized gains (losses)	1,147,162	1,479,047
Net unrealized appreciation (depreciation)	1,383,837	1,713,973
Net increase (decrease) in net assets from operations	2,451,776	3,061,517

Distributions to shareholders
From net investment income
Investor Class	—	—
Institutional Class	—	—
From net realized gains
Investor Class	—	(3,169,616)
Total distributions to shareholders	—	(3,169,616)

From capital share transactions:
Proceeds from shares sold
Investor Class	1,578,908	2,661,174
Institutional Class	—	—
Distributions reinvested
Investor Class	—	2,976,381
Institutional Class	—	—
Proceeds from short-term trading fees
Investor Class	3	28
Institutional Class	—	—
	1,578,911	5,637,583
Cost of shares redeemed
Investor Class	(4,546,586)	(5,958,154)
Institutional Class	—	—
Net increase (decrease) in net assets from capital share transactions	(2,967,675)	(320,571)

Net Increase (Decrease) in Net Assets	(515,899)	(428,670)

Net Assets
Beginning of period	40,706,022	41,134,692

End of period	$40,190,123	$40,706,022

Accumulated undistributed net investment income/accumulated net investment loss, end of period	$(79,223)	$—

Capital Share Activity
Investor Class
Shares sold	82,453	136,703
Shares reinvested	—	158,825
Shares redeemed	(238,244)	(325,941)
Net share activity	(155,791)	(30,413)
Institutional Class
Shares sold	—	—
Shares reinvested	—	—
Shares redeemed	—	—
Net share activity	—	—

See accompanying notes to financial statements.

Global Resources Fund		World Precious Minerals Fund
Six Months Period Ended June 30, 2017 (unaudited)	Year Ended December 31, 2016	Six Months Period Ended June 30, 2017 (unaudited)	Year Ended December 31, 2016

$1,215,927	$1,162,442	$(1,250,948)	$(1,950,968)
2,902,546	(9,927,687)	3,517,610	(31,496,878)
(1,473,488)	22,989,329	(4,513,309)	89,140,280
2,644,985	14,224,084	(2,246,647)	55,692,434

—	(3,178,190)	—	(454,372)
—	(43,050)	—	(22,591)

—	—	—	—
—	(3,221,240)	—	(476,963)

2,087,530	6,726,486	25,578,165	82,725,215
1,066,830	876,722	741,231	5,416,648

—	3,039,897	—	430,049
—	42,805	—	22,459

54	28	482	688
—	—	3	—
3,154,414	10,685,938	26,319,881	88,595,059

(11,223,868)	(21,821,448)	(33,070,816)	(79,820,997)
(1,890,443)	(1,849,143)	(1,734,985)	(1,056,603)
(9,959,897)	(12,984,653)	(8,485,920)	7,717,459

(7,314,912)	(1,981,809)	(10,732,567)	62,932,930

98,025,864	100,007,673	141,158,784	78,225,854

$90,710,952	$98,025,864	$130,426,217	$141,158,784

$2,810,553	$1,594,626	$3,596,319	$4,847,267

376,966	1,271,267	3,756,080	11,000,585
—	589,127	—	73,765
(2,047,946)	(4,174,210)	(4,930,152)	(10,933,443)
(1,670,980)	(2,313,816)	(1,174,072)	140,907

193,304	158,239	107,961	724,341
—	8,312	—	3,833
(354,218)	(368,941)	(233,456)	(150,268)
(160,914)	(202,390)	(125,495)	577,906

Statements of Changes in Net Assets

	Gold and Precious Metals Fund
	Six Months Period Ended June 30, 2017 (unaudited)	Year Ended December 31, 2016
Increase (Decrease) in Net Assets

From operations:
Net investment income (loss)	$(666,875)	$(1,103,338)
Net realized gains (losses)	45,505	(1,192,256)
Net unrealized appreciation (depreciation)	2,438,964	28,430,181
Net increase (decrease) in net assets from operations	1,817,594	26,134,587

Distributions to shareholders
From net investment income
Investor Class	—	(799,465)
Total distributions to shareholders	—	(799,465)

From capital share transactions:
Proceeds from shares sold
Investor Class	31,077,897	82,773,853
Distributions reinvested
Investor Class	465	743,031
Proceeds from short-term trading fees
Investor Class	2,692	2,692
	31,081,054	83,519,576
Cost of shares redeemed
Investor Class	(28,255,864)	(73,164,260)
Net increase (decrease) in net assets from capital share transactions	2,825,190	10,355,316

Net Increase (Decrease) in Net Assets	4,642,784	35,690,438

Net Assets
Beginning of period	93,988,090	58,297,652

End of period	$98,630,874	$93,988,090

Accumulated undistributed net investment income (distributions in excess of net investment income)/accumulated net investment loss, end of period	$(3,444,309)	$(2,777,434)

Capital Share Activity
Investor Class
Shares sold	3,963,280	10,461,783
Shares reinvested	—	115,737
Shares redeemed	(3,668,819)	(9,147,567)
Net share activity	294,461	1,429,953

See accompanying notes to financial statements.

Emerging Europe Fund		China Region Fund
Six Months Period Ended June 30, 2017 (unaudited)	Year Ended December 31, 2016	Six Months Period Ended June 30, 2017 (unaudited)	Year Ended December 31, 2016

$348,763	$513,486	$(36,097)	$19,302
527,059	(2,602,615)	121,150	(1,505,243)
2,106,818	7,728,407	4,626,412	1,381,038
2,982,640	5,639,278	4,711,465	(104,903)

—	—	—	(27,847)
—	—	—	(27,847)

4,579,920	1,519,657	1,390,176	3,784,734

—	—	—	25,858

19	4	—	16
4,579,939	1,519,661	1,390,176	3,810,608

(4,176,635)	(9,551,413)	(1,798,072)	(3,351,272)
403,304	(8,031,752)	(407,896)	459,336

3,385,944	(2,392,474)	4,303,569	326,586

42,273,104	44,665,578	16,509,915	16,183,329

$45,659,048	$42,273,104	$20,813,484	$16,509,915

$348,763	$—	$(19,838)	$16,259

757,490	272,190	164,605	528,806
—	—	—	3,572
(676,669)	(1,736,202)	(213,935)	(459,520)
80,821	(1,464,012)	(49,330)	72,858

Notes to Financial Statements (unaudited)	June 30, 2017

Note 1: Organization and Significant Accounting Policies

U.S. Global Investors Funds (Trust), consisting of the nine separate funds (Funds) included in this report, is organized as a Delaware statutory trust. Each Fund is an open-end management investment company registered under the Investment Company Act of 1940, as amended, and follows the specialized accounting and reporting guidance in FASB Accounting Standards Codification 946. All funds are diversified with the exception of Global Resources, World Precious Minerals, Gold and Precious Metals, Emerging Europe and China Region. A nondiversified fund may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with U.S. generally accepted accounting principles.

A.	Security Valuations

The Funds value investments traded on national or international securities exchanges or over-the-counter at the last sales price reported by the security’s primary exchange of its market at the time of daily valuation. Options and securities for which no sale was reported are valued at the mean between the last reported bid and asked quotation. Debt securities having 60 days or less to maturity that are expected to be valued at par at maturity may be priced by the amortized cost method if the Valuation Committee determines it would approximate market value. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued by an independent pricing service using an evaluated quote based on such factors as institutional-size trading in similar groups of securities, yield, quality, maturity, coupon rate, type of issue, individual trading characteristics and other market data. For more information please see Notes to Portfolio of Investments.

B.	Cash-Concentration in Uninsured Account

For cash management purposes the Funds may concentrate cash with the Funds’ custodian. This typically results in cash balances exceeding the Federal Deposit Insurance Corporation (“FDIC”) insurance limits. As of June 30, 2017, The U.S. Government Securities Ultra-Short Bond Fund, Near-Term Tax Free Fund, All American Equity Fund, Holmes Macro Trends Fund, Global Resources Fund, World Precious Minerals Fund, Gold and Precious Metals Fund, Emerging Europe Fund and China Region Fund held $1,357,609, $7,226,241, $11,104,970, $32,655,128, $4,376,213, $3,864,459, $3,905,727, $946,075 and $743,582, respectively, as cash reserves at Brown Brothers Harriman & Co. (BBH) that exceeded the FDIC insurance limit.

C.	Fair Valued Securities

Securities for which market quotations are not readily available or which are subject to legal restrictions are valued at their fair value as determined in good faith by the Valuation Committee of U.S. Global Investors, Inc. (Adviser), under policies and procedures established by the Funds’ Board of Trustees. Fair value is the price

Notes to Financial Statements (unaudited)	June 30, 2017

that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Valuation Committee meets on a regular basis to review securities which may not have readily available market prices and considers a number of factors in determining fair value, including nature and duration of any trading restrictions, trading volume, market values of unrestricted shares of the same or similar class, investment management’s judgment regarding the market experience of the issuer, financial status and other operational and market factors affecting the issuer, issuer’s management, quality of the underlying property based on review of independent geological studies and other relevant matters. The fair values may differ from what would have been used had a broader market for these securities existed. The Valuation Committee regularly reviews inputs and assumptions and performs transactional back-testing and disposition analysis. The Valuation Committee reports quarterly to the Funds’ Board of Trustees.

For securities traded on international exchanges, if events which may materially affect the value of a Fund’s securities occur after the close of the primary exchange and before a Fund’s net asset value is next determined, then those securities will be valued at their fair value as determined in good faith in accordance with the policies approved by the Board of Trustees. The Funds use a systematic fair value model provided by an independent third party to value international securities primarily traded on an exchange or market outside the Western Hemisphere in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the New York Stock Exchange.

D.	Security Transactions and Investment Income

Security transactions are accounted for on trade date. Realized gains and losses from security transactions are determined on an identified cost basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund has confirmed the ex-dividend date. Interest income, which may include original issue discount, is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted and amortized, respectively, on a yield-to-maturity basis as adjustments to interest income. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Investment income and realized and unrealized gains (losses) are allocated to each Fund’s share class based on their respective net assets.

The Funds may purchase securities on a when-issued or delayed-delivery basis and segregate collateral on their books with a value at least equal to the amount of the commitment. Losses may arise due to the changes in the value of the underlying securities or if the counterparty does not perform under the contract.

E.	Foreign Currency Transactions

Some Funds may invest in securities of foreign issuers. The accounting records of these Funds are maintained in U.S. dollars. At each net asset value determination date, the value of assets and liabilities denominated in foreign currencies are

Notes to Financial Statements (unaudited)	June 30, 2017

translated into U.S. dollars using the current prevailing exchange rate. Security transactions, income and expenses are converted at the prevailing rate of exchange on the respective dates of the transactions. The effect of changes in foreign exchange rates on foreign denominated securities is included with the net realized and unrealized gain or loss on securities. Other foreign currency gains or losses are reported separately.

F.	Federal Income Taxes

The Funds intend to continue to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their taxable income to shareholders. Accordingly, no provision for federal income taxes is required. Each Fund may be subject to foreign taxes on income and gains on investments, which are accrued based on the Fund’s understanding of the tax rules and regulations in the foreign markets.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years or expected to be taken in 2016 tax returns. The Funds file U.S. federal and excise tax returns as required. The Funds’ 2013, 2014, 2015 and 2016 (when filed) tax returns are open to examination by the federal and applicable state tax authorities. The Funds have no examinations in progress.

G.	Dividends and Distributions to Shareholders

The Funds record dividends and distributions to shareholders on the ex-dividend date. Distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States. Accordingly, periodic reclassifications related to permanent book and tax basis differences are made within the Funds’ capital accounts to reflect income and gains available for distribution under income tax regulations.

The Funds, except as noted below, generally pay income dividends and distribute capital gains, if any, annually. The U.S. Government Securities Ultra-Short Bond Fund and the Near-Term Tax Free Fund pay dividends monthly. A Fund may elect to designate a portion of the earnings and profits distributed to shareholders on the redemption of fund shares during the year as distributions for federal income tax purposes. Differences in per share dividend rates for multiclass funds generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses.

H.	Expenses

Fund specific expenses are allocated to that Fund and pro rata across share classes. Expenses that are not fund specific are allocated among Funds and pro rata across share classes. Class specific expenses (including, but not limited to, distribution plan fees, if any, a portion of the administrative services fees, transfer agency fees and expenses, shareholder reporting expenses and certain legal and registration

Notes to Financial Statements (unaudited)	June 30, 2017

fees) are allocated to the class that incurs such expense. Except for the U.S. Government Securities Ultra-Short Bond Fund, expense offset arrangements have been made with the Funds’ custodian so the custodian fees may be paid indirectly by credits earned on the Funds’ cash balances. Such deposit arrangements are an alternative to overnight investments. Custodian fees are presented in the Statements of Operations gross of such credits, and the credits are presented as offsets to expenses. For the U.S. Government Securities Ultra-Short Bond Fund, credits earned on its cash balance are included in interest and other income.

I.	Short-Term Trading (Redemption) Fees

Through April 30, 2017, short-term trading (redemption) fees were assessed on the All American, Holmes Macro Trends, Global Resources, World Precious Minerals, Gold and Precious Metals, Emerging Europe and China Region Funds (Equity Funds). These fees, which were retained by the Funds, were accounted for as an addition to paid-in capital. The fee for each of the Equity Funds was 0.05% of the amount redeemed on shares held seven days or less. Effective May 1, 2017, this fee is no longer assessed on any fund.

J.	Use of Estimates in Financial Statement Preparation

The Funds are investment companies accounted for in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Therefore they follow the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Note 2: Financial Derivative Instruments

A.	Options Contracts

Equity Funds may purchase or write (sell) options on securities to manage their exposure to stock or commodity markets as well as fluctuations in interest and currency conversion rates. The use of options carries the risks of a change in value of the underlying instruments, an illiquid secondary market, or failure of the counterparty to perform its obligations.

A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the issuer of the option the obligation to buy, the underlying security, commodity, index, currency or other instrument at the exercise price. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the issuer the obligation to sell, the underlying instrument at the exercise price.

Purchasing a put option tends to decrease a Fund’s exposure to the underlying instrument, whereas purchasing a call option tends to increase a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included in the Statement of Assets and Liabilities as an investment and subsequently marked

Notes to Financial Statements (unaudited)	June 30, 2017

to market to reflect the current value of the option. Premiums paid to purchase options which expire are treated as realized losses. Premiums paid to purchase options which are exercised or closed are added to the cost of securities acquired or the proceeds from securities sold. The risk associated with purchasing put and call options is limited to the premium paid.

The Funds will realize a loss equal to all or a part of the premium paid for an option if the price of the underlying security or other instrument decreases or does not increase by more than the premium (in the case of a call option), or if the price of the underlying security or other instrument increases or does not decrease by more than the premium (in the case of a put option).

Writing a put option tends to increase a Fund’s exposure to the underlying instrument, whereas writing a call option tends to decrease a Fund’s exposure to the underlying instrument. The premium received is recorded as a liability in the Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying transaction to determine the realized gain or loss. Written options include a risk of loss in excess of the option premium. A Fund as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and thus bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is also the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

A Fund’s ability to close out its position as a purchaser or seller of a put or call option is dependent, in part, upon the liquidity of the market for that particular option. There can be no guarantee that a fund will be able to close out an option position when desired. An inability to close out its options positions may reduce a Fund’s anticipated profits or increase its losses.

As of June 30, 2017, there were no securities held in escrow by the custodian as cover for call options written.

Transactions in written call options during the period ended June 30, 2017 were as follows:

	All American Equity Fund Call Options		Holmes Macro Trends Fund Call Options
	Number of Contracts	Premiums Received	Number of Contracts	Premiums Received
Options outstanding at December 31, 2016	$—	$—	$—	$—
Options written	62	6,298	240	19,136
Options expired	(27)	(4,121)	(140)	(11,220)
Options exercised	(35)	(2,177)	(100)	(7,916)
Options outstanding at June 30, 2017	—	—	—	—

Notes to Financial Statements (unaudited)	June 30, 2017

B.	Forward Foreign Currency Contracts

The Funds enter into forward foreign currency contracts to lock in the U.S. dollar cost of purchase and sale transactions or to hedge the portfolio against currency fluctuations. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. These contracts are valued daily, and the Fund’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the statement of assets and liabilities. Realized and unrealized gains and losses are included in the statement of operations. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Open forward foreign currency contracts as of June 30, 2017, were as follows:

Fund Contract	Counterparty	Currency to Deliver		Currency to Receive		Settlement Date	Value	Unrealized Appreciation (Depreciation)
Global Resources Fund	Brown Brothers Harriman	JPY	8,533,335	USD	76,157	7/5/2017	$76,445	$288
	Brown Brothers Harriman	CAD	1,001,119	USD	767,309	7/5/17-7/6/17	762,626	(4,683)
Emerging Europe Fund	Brown Brothers Harriman	TRY	8,000,000	USD	2,245,614	7/6/2017	2,218,159	(27,455)
	Brown Brothers Harriman	EUR	1,300,000	USD	1,204,819	7/14/2017	1,179,361	(25,458)
	Brown Brothers Harriman	PLN	4,500,000	USD	1,460,095	7/14/2017	1,450,612	(9,483)

Notes to Financial Statements (unaudited)	June 30, 2017

C.	Summary of Derivative Instruments

The following is a summary of the valuations of derivative instruments categorized by location in the Statements of Assets and Liabilities as of June 30, 2017:

Location	Global Resources Fund	Emerging Europe Fund
Asset derivatives
Investments, at value
Purchased options	$1,790,290	$—
Unrealized gain on forward foreign currency contracts	288	—

Liability derivatives
Unrealized loss on forward foreign currency contracts	(4,683)	(62,396)
Total	$1,785,895	$(62,396)

The following is a summary of the effect of derivative instruments on the Statements of Operations for the period ended June 30, 2017:

Location	All American Equity Fund	Holmes Macro Trends Fund	Global Resources Fund	World Precious Minerals Fund
Realized gain (loss) on derivatives recognized in income
Realized gain (loss) from securities
Purchased options	$—	$—	$(978,650)	$—
Net realized gain (loss) from foreign currency transactions
Foreign exchange contracts	—	—	(46,718)	(213,949)
Realized gain (loss) from written options	4,121	11,221	—	—
	4,121	11,221	(1,025,368)	(213,949)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Net change in unrealized appreciation (depreciation) of investments
Purchased options	—	—	(1,233,104)	—
Net change in unrealized gain (loss) from foreign currency transactions
Foreign exchange contracts	—	—	(4,395)	—
	—	—	(1,237,499)	—
Total	$4,121	$11,221	$(2,262,867)	$(213,949)

Notes to Financial Statements (unaudited)	June 30, 2017

Location	Gold and Precious Metals fund	Emerging Europe Fund	China Region Fund
Realized gain (loss) on derivatives recognized in income
Realized gain (loss) from securities
Purchased options	$—	$—	$110,061
Net realized gain (loss) from foreign currency transactions
Foreign exchange contracts	(133,838)	(781,436)	—
Realized gain (loss) from written options	—	—	—
	(133,838)	(781,436)	110,061

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Net change in unrealized appreciation (depreciation) of investments
Purchased options	—	—	(93,784)
Net change in unrealized gain (loss) from foreign currency transactions
Foreign exchange contracts	—	(62,396)	—
	—	(62,396)	(93,784)
Total	$(133,838)	$(843,832)	$16,277

The average notional amounts of written options, purchased options and forward currency contracts outstanding during the period ended June 30, 2017, were approximately as follows:

Fund	Purchased Options	Written Options	Forward Currency Contracts
All American Equity	$—	$(704)	$—
Holmes Macro Trends	—	(2,250)	—
Global Resources	1,522,126	—	68,894
World Precious Minerals	—	—	168,760
Gold and Precious Metals	—	—	(19,120)
Emerging Europe	—	—	3,811,947
China Region	104,429	—	—

Note 3: Investment Advisory and Other Agreements

The Adviser, under an investment advisory agreement with the Trust in effect through October 1, 2017, furnishes management and investment advisory services and, subject to the supervision of the trustees, directs the investments of each Fund according to each Fund’s investment objectives, policies and limitations.

Notes to Financial Statements (unaudited)	June 30, 2017

For the services of the Adviser, each Fund pays a base management or advisory fee based upon its net assets. Fees are accrued daily and paid monthly. The contractual management fee for each fund is:

Fund	Annual Percentage of Average Daily Net Assets
U.S. Government Securities Ultra-Short Bond	.50% of the first $250,000,000 and .375% of the excess
Near-Term Tax Free	.50%
All American Equity	.80% of the first $500,000,000 and .75% of the excess
Holmes Macro Trends	1.00%
Global Resources	.95% of the first $500,000,000; .90% of $500,000,001 to $1,000,000,000 and .85% of the excess
World Precious Minerals	1.00% of the first $500,000,000; .95% of $500,000,001 to $1,000,000,000 and .90% of the excess
Gold and Precious Metals	.90% of the first $500,000,000 and .85% of the excess
Emerging Europe	1.25%
China Region	1.25%

The advisory agreement also provides that the base advisory fee of the Equity Funds will be adjusted upwards or downwards by 0.25 percent if there is a performance difference of 5 percent or more between a Fund’s performance and that of its designated benchmark index over the prior 12 months. The performance adjustment is calculated separately for each share class. The benchmarks are as follows:

Fund	Benchmark Index
All American Equity	S&P 500 Index
Holmes Macro Trends	S&P Composite 1500 Index
Global Resources	S&P Global Natural Resources Index (Net Total Return)
World Precious Minerals	NYSE Arca Gold Miners Index
Gold and Precious Metals	FTSE Gold Mines Index
Emerging Europe	MSCI Emerging Markets Europe 10/40 Index (Net Total Return)
China Region	Hang Seng Composite Index

No performance adjustment is applied unless the difference between the class’s investment performance and the benchmark is 5 percent or greater (positive or negative) during the applicable performance measurement period. The performance fee adjustment is calculated monthly in arrears and is accrued ratably during the month. The management fee, net of any performance fee adjustment, is paid monthly in arrears.

Notes to Financial Statements (unaudited)	June 30, 2017

The amounts shown as Management fee on the Statements of Operations reflects the base fee plus/minus any performance adjustment. During the period ended June 30, 2017, the Funds recorded performance adjustments as follows:

Fund	Investor Class Performance Fee Adjustment	Institutional Class Performance Fee Adjustment
All American Equity	$(22,077)	N/A
Holmes Macro Trends Fund	(8,226)	N/A
Global Resources	(127,261)	$(1,080)
World Precious Minerals	132,800	2,495
Gold and Precious Metals	(22,468)	N/A
Emerging Europe	(26,770)	N/A
China Region Fund	(6,668)	N/A

Atlantic Fund Administration, LLC (d/b/a Atlantic Fund Services) (“Atlantic”) and the Adviser act as co-administrators to the Trust. Atlantic’s services to the Trust include provision of certain officers as well as assistance with certain Trust and fund administration tasks. The Funds compensate Atlantic with a fee structure based on average net assets of each fund, subject to minimum fees. The expenses payable to Atlantic are disclosed on the Statements of Assets and Liabilities.

The U.S. Government Securities Ultra-Short Bond, Near-Term Tax Free, All American Equity, Holmes Macro Trends, Gold and Precious Metals, Emerging Europe and China Region Funds compensate the Adviser at an annual rate of 0.05% of the average daily net assets of each Fund for administrative services provided, of which half is a fund-level fee and half is a class-level fee. The Global Resources and World Precious Minerals Funds compensate the Adviser at an annual rate of 0.05% of the average daily net assets for the Investor Class and 0.04% of the average daily net assets for the Institutional Class for administrative services provided, of which half is a fund-level fee and half is a class-level fee.

The Investor Class shares for Equity Funds in the Trust have adopted a distribution plan pursuant to Rule 12b-1 of the Investment Company Act of 1940 in which the Distributor is paid a fee at an annual rate of 0.25% of the average daily net assets of the Investor Class for sales and promotional services related to the distribution of Investor Class shares. The Institutional Class does not incur distribution plan fees.

The Adviser has voluntarily agreed to reimburse specific funds so that their total operating expenses will not exceed certain annual percentages of average net assets. The expenses for the period ended June 30, 2017, were limited as follows for the Investor Class: U.S. Government Securities Ultra-Short Bond Fund at 0.45%, All American Equity Fund and Holmes Macro Trends Fund at 2.20%, Global Resources, World Precious Minerals, and Gold and Precious Metals Funds at 1.90%, Emerging Europe Fund at 2.85% and China Region Fund at 2.55%. These expense limitations are exclusive of any performance fee adjustments and will continue on

Notes to Financial Statements (unaudited)	June 30, 2017

a voluntary basis at the Adviser’s discretion. The Adviser may temporarily agree to additional reimbursements or limitations.

The Adviser has contractually limited the total operating expenses of the Near-Term Tax Free Fund at 0.45% on an annualized basis through April 30, 2018.

The Adviser has voluntarily agreed to waive all class specific expenses for the Institutional Class of the Global Resources Fund and the World Precious Minerals Fund. These expense waivers are exclusive of any performance fee adjustments, and the Adviser can modify or terminate this arrangement at any time.

Atlantic Fund Services is the transfer agent for the Funds as of August 29, 2016. Prior to August 29, 2016, U.S. Bancorp Fund Services, LLC served as the transfer agent. Each Fund’s share class pays an annual fee based on the number of shareholder accounts, certain base fees and transaction- and activity-based fees for transfer agency services.

Certain account fees are paid directly by shareholders to the transfer agent, which, in turn, reduces its charge to the Funds.

Brown Brothers Harriman & Co. (BBH) serves as the custodian. SEI Investments Global Funds Services serves as fund accounting and administration service agent with a fee structure based on average net assets of the Trust, subject to minimum fees.

Foreside Fund Services, LLC (the “Distributor”) acts as the agent of the Trust in connection with the continuous offering of shares of the Funds. The Distributor continually distributes shares of the Funds on a best efforts basis.

The Independent Trustees of the Trust each receive an annual fee of $15,000 for service to the Trust. The Chairman of the Board is paid an additional annual fee of $20,000. The trustees and Chairman may receive additional fees for special Board meetings. Each trustee is also reimbursed for all reasonable out-of-pocket expenses incurred in connection with his duties as a trustee, including travel and related expenses incurred in attending Board meetings. The Trust has no pension or retirement plan. No other entity affiliated with the Trust pays any compensation to the trustees.

Notes to Financial Statements (unaudited)	June 30, 2017

Note 4: Investments

Cost of purchases and proceeds from sales of long-term securities for the period ended June 30, 2017, are summarized as follows:

Fund	Purchases	Sales
U.S. Government Securities Ultra-Short Bond Fund	$5,148,037	$1,000,474
Near-Term Tax Free Fund	2,271,380	13,511,024
All American Equity Fund	16,486,695	16,877,845
Holmes Macro Trends Fund	42,484,285	44,093,592
Global Resources Fund	78,128,701	93,324,530
World Precious Minerals Fund	26,232,035	36,096,605
Gold and Precious Metals Fund	41,495,574	35,246,017
Emerging Europe Fund	18,372,358	19,629,695
China Region Fund	10,011,340	9,717,832

Note 5: Tax Information

The following table presents the income tax basis of securities owned at June 30, 2017, and the tax basis components of net unrealized appreciation (depreciation):

Fund	Aggregate Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
U.S. Government Securities Ultra-Short Bond Fund	$51,129,888	$51,642	$(37,559)	$14,083
Near-Term Tax Free Fund	75,580,461	648,419	(356,672)	291,747
All American Equity Fund	15,069,598	921,322	(416,514)	504,808
Holmes Macro Trends Fund	34,777,105	3,881,379	(1,463,199)	2,418,180
Global Resources Fund	151,521,830	6,935,574	(75,071,762)	(68,136,188)
World Precious Minerals Fund	136,910,365	39,326,101	(51,513,192)	(12,187,091)
Gold and Precious Metals Fund	78,359,156	28,643,884	(12,101,819)	16,542,065
Emerging Europe Fund	40,139,153	5,832,303	(3,009,918)	2,822,385
China Region Fund	13,592,369	6,050,300	(519,909)	5,530,391

As of December 31, 2016, the components of distributable earnings on a tax basis were as follows:

Fund	Undistributed Tax-Exempt Income	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards
U.S. Government Securities Ultra-Short Bond	$—	$11	$—	$—
Near-Term Tax Free	—	1,065	—	(354,180)
All American Equity	—	11,076	—	(938,403)
Holmes Macro Trends	—	832,950	157,660	—
Global Resources	—	2,703,819	—	(464,892,032)
World Precious Minerals	—	25,987,816	—	(347,584,197)
Gold and Precious Metals	—	—	—	(103,319,587)
Emerging Europe	—	—	—	(299,691,662)
China Region	—	16,260	—	(4,822,299)

Notes to Financial Statements (unaudited)	June 30, 2017

Fund (continued)	Post October Losses	Current Year Late-Year Loss Deferral	Net Unrealized Appreciation (Depreciation)	Other Temporary Differences	Total
U.S. Government Securities Ultra-Short Bond	$(44)	$—	$77,576	$—	$77,543
Near-Term Tax Free	(291,288)	—	(595,449)	8	(1,239,844)
All American Equity	—	—	105,231	—	(822,096)
Holmes Macro Trends	—	—	874,078	(3)	1,855,685
Global Resources	—	—	(71,270,979)	(4)	(533,459,196)
World Precious Minerals	(6,304,769)	—	(40,846,153)	(6)	(368,747,309)
Gold and Precious Metals	—	(193,994)	8,467,324	(4)	(95,046,261)
Emerging Europe	—	—	294,123	(1)	(299,397,540)
China Region	—	—	831,872	(1)	(3,974,168)

The differences between book-basis and tax-basis unrealized appreciation (depreciation) for All American Equity, Holmes Macro Trends, Global Resources, World Precious Minerals, Gold and Precious Metals, Emerging Europe and China Region Funds are attributable primarily to the tax deferral of losses on wash sales, investment in passive foreign investment companies (PFIC), adjustments for partnerships, and adjustments for grantor trusts.

Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. For the year ended December 31, 2016, the Funds recorded the following reclassifications to increase (decrease) the accounts listed below:

Fund	Accumulated Net Investment Income	Accumulated Net Realized Gain	Paid in Capital
U.S. Government Securities Ultra-Short Bond	$205	$(205)	$—
Near-Term Tax Free	3,254	112	(3,366)
All American Equity	541	(541)	—
Holmes Macro Trends	131,459	(131,861)	402
Global Resources	1,416,861	(1,416,332)	(529)
World Precious Minerals	9,456,437	(9,456,437)	—
Gold and Precious Metals	85,322	(85,322)	—
Emerging Europe	(242,173)	29,077,300	(28,835,127)
China Region	(2,937)	15,023,204	(15,020,267)

Notes to Financial Statements (unaudited)	June 30, 2017

The tax character of distributions paid during the fiscal year ended December 31, 2016, were as follows:

Fund	Tax-Exempt Income	Ordinary Income	Long-Term Capital Gains	Return of Capital	Total
U.S. Government Securities Ultra-Short Bond	$—	$261,314	$15,960	$2,047	$279,321
Near-Term Tax Free	1,476,349	19,933	—	13,758	1,510,040
All American Equity	—	27,184	—	—	27,184
Holmes Macro Trends	—	—	3,169,616	—	3,169,616
Global Resources	—	3,221,240	—	—	3,221,240
World Precious Minerals	—	476,963	—	—	476,963
Gold and Precious Metals	—	799,465	—	—	799,465
Emerging Europe	—	—	—	—	—
China Region	—	27,847	—	—	27,847

The tax character of distributions paid during the fiscal year ended December 31, 2015, were as follows:

Fund	Tax-Exempt Income	Ordinary Income	Long-Term Capital Gains	Total
U.S. Government Securities Ultra-Short Bond	$—	$199,425	$4,235	$203,660
Near-Term Tax Free	1,316,177	45,536	—	1,361,713
All American Equity	—	653,208	1,610,817	2,264,025
Holmes Macro Trends	—	—	3,075,742	3,075,742
Global Resources	—	1,128,155	—	1,128,155
World Precious Minerals	—	7,142,045	—	7,142,045
Gold and Precious Metals	—	269,790	—	269,790
Emerging Europe	—	—	—	—
China Region	—	187,603	—	187,603

Capital loss carryforwards may be used to offset current or future taxable capital gains until expiration. The Fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. Under the Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010, for an unlimited period. Losses incurred during these years are required to be utilized prior to the losses incurred in pre-enactment tax years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. In addition, post-enactment capital losses that are carried forward retain their character as either short-term or long-term capital losses rather than being

Notes to Financial Statements (unaudited)	June 30, 2017

considered all short-term as under previous law. The loss carryforwards and related expiration dates for each fund, as of December 31, 2016, are as follows:

	No Expiration		Expiration Date
Fund	Short-Term	Long-Term	2017	2018	Total
Near-Term Tax Free (a)	$154,542	$196,384	$722	$2,532	$354,180
All American Equity	938,403	—	—	—	938,403
Holmes Macro Trends (a)	—	—	—	—	—
Global Resources	157,911,652	47,767,868	259,212,512	—	464,892,032
World Precious Minerals	67,035,669	216,769,016	63,779,512	—	347,584,197
Gold and Precious Metals	36,635,685	66,683,902	—	—	103,319,587
Emerging Europe	14,051,309	12,670,868	257,523,539	15,445,946	299,691,662
China Region	4,822,299	—	—	—	4,822,299

(a)	Utilization of capital loss carryovers is subject to annual limitations.

During the year ended December 31, 2016, the following funds utilized capital loss carryforwards to offset capital gains amounting to:

Fund
Near-Term Tax Free	$35,173
All American Equity	392,852
Holmes Macro Trends	461,463
World Precious Minerals	8,536,883

In accordance with tax rules, the following net capital losses and ordinary losses (currency and late year losses) incurred after October 31, within each Fund’s tax year, are deemed to arise on the first day of the Fund’s next tax year if the Fund elects to defer such losses.

The Funds elected to defer losses incurred after October 31, 2016, as follows:

Fund	Post October 31, 2016 Capital Loss Deferral	Post October 31, 2016 Ordinary Loss Deferral
U.S. Government Securities Ultra-Short Bond	$44	$—
Near-Term Tax Free	291,288	—
World Precious Minerals	6,304,769	—
Gold and Precious Metals	—	193,994

Note 6: Risks of Concentrations and Foreign Investments

The Near-Term Tax Free Fund may be exposed to risks related to concentration of investments in a particular state or geographic area. These investments present risks resulting from changes in economic conditions of the region or the issuer.

The Global Resources Fund concentrates its investments in the natural resources industries and may be subject to greater risks and fluctuations than a portfolio representing a broader range of industries.

Notes to Financial Statements (unaudited)	June 30, 2017

The World Precious Minerals and Gold and Precious Metals Funds concentrate their investments in gold and other precious metals and minerals and, therefore, may be subject to greater risks and market fluctuations than a portfolio representing a broader range of industries. The funds invest in securities that typically respond to changes in the price of gold and other precious metals and minerals, which can be influenced by a variety of global economic, financial and political factors; increased environmental and labor costs in mining; and changes in laws relating to mining or gold production or sales. Fluctuations in the prices of gold and other precious metals and minerals will affect the market values of the securities held by these funds.

The Emerging Europe Fund invests more than 25% of its investments in companies principally engaged in the oil, gas or banking industries. Oil and gas companies are a large part of the Russian economy, and banks typically are a significant component of emerging market economics, such as those in Russia and other Eastern European countries. The risk of concentrating investments in this group of industries will make the fund more susceptible to risk in these industries than funds which do not concentrate their investments in an industry.

The Emerging Europe Fund may be exposed to risks not typically associated with investment in the United States due to its concentration of investments in emerging markets. These risks include possible revaluation of currencies, less public information about companies, disruptive political or economic conditions and the possible imposition of adverse governmental laws or currency exchange restrictions. Moreover, securities of many foreign issuers, including sovereign nations, and their markets may be less liquid and their prices more volatile than those securities of comparable U.S. issuers.

The China Region Fund may be exposed to risks not typically associated with investments in the United States, due to its concentration of investments in foreign issuers in the region. These investments present risks resulting from disruptive political or economic conditions and the potential imposition of adverse governmental laws or currency exchange restrictions affecting the area.

Note 7: Credit Arrangements

Each of the Funds has a revolving credit facility with BBH. Borrowings of each Fund are collateralized by any or all of the securities held by BBH as the Fund’s custodian up to the amount of the borrowing. Interest on borrowings is charged at the current overnight Federal Funds Rate plus 2 percent. Each Fund has a maximum borrowing limit of 10 percent of qualified assets. The aggregate of borrowings by all Funds under the agreement cannot exceed $10,000,000 at any one time. There were no borrowings under the revolving credit facility during the six months ended June 30, 2017. The Funds paid BBH a total of $7,542 in commitment fees for the period ended June 30, 2017, under this arrangement.

Notes to Financial Statements (unaudited)	June 30, 2017

Note 8: New Accounting Pronouncement

In October 2016, the Securities and Exchange Commission (the “SEC”) released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule which introduces two new regulatory reporting forms for investment companies – Form N-PORT and Form N-CEN – also contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although still evaluating the impact of the Rule, management believes that many of the Regulation S-X amendments are consistent with the Fund’s current financial statement presentation and expects that the Fund will be able to comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

Note 9: Subsequent Events

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements as of the date the financial statements were issued.

Financial Highlights

U.S. Government Securities Ultra-Short Bond Fund

For a capital share outstanding during the

	Investor Class
	Six Months Ended June 30, 2017 (unaudited)	Year Ended December 31,
		2016	2015	2014	2013 *	2012 *

Net asset value, beginning of period/year	$2.00	$2.00	$2.00	$2.00	$2.00	$2.00

Investment Activities
Net investment income	.01	.01	.01	.01	— (a)	— (a)
Net realized and unrealized gain	.00	— (a)	— (a)	— (a)	— (a)	—
Total from investment activities	.01	.01	.01	.01	—	—
Distributions
From net investment income	(.01)	(.01)	(.01)	(.01)	— (a)	— (a)
From return of capital	—	— (a)	—	—	—	—
From net realized gains	—	— (a)	— (a)	—	—	—

Net asset value, end of period/year	$2.00	$2.00	$2.00	$2.00	$2.00	$2.00

Total Return (b)	.29%	.47%	.34%	.36%	.02%	.01%
Ratios to Average Net Assets:
Net investment income	.58%	.43%	.33%	.35%	.01%	.01%
Total expenses	1.05%	1.00%	1.13%	1.07%	.97%	.87%
Expenses waived or reimbursed (c)	(.60)%	(.55)%	(.68)%	(.74)%	(.91)%	(.74)%
Net expenses (d)	.45%	.45%	.45%	.33%	.06%	.13%
Portfolio turnover rate (e)	4%	18%	60%	33%

Net assets, end of year (in thousands)	$52,555	$56,794	$62,562	$64,020	$75,227	$140,425

*

The per share amounts for the periods have been adjusted to reflect a 1-for-2 reverse stock split, which was effective December 20, 2013. In addition, on December 20, 2013, the Fund changed from a constant $1.00 net asset value per share money market fund to a U.S. Government ultra-short bond fund (that is not a money market fund) with an objective of total return with current income.

(a)	The per share amount does not round to a full penny.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(c)

Expenses waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, and decrease total returns had such reductions not occurred.

(d)

The net expense ratios shown above reflect expenses after waivers and reimbursements but exclude the effect of reductions to total expenses for any expenses offset. Expense offset arrangements reduce total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income ratio had such reductions not occurred. The effect of expenses offset are as follows:

	Investor Class
	Six Months Ended June 30, 2017 (unaudited)	Year Ended December 31,
		2016		2015		2014		2013	*	2012	*
Ratios to Average Net Assets:
Expense offset	(.02)%	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)

(e)	Portfolio turnover is not shown for periods that the Fund was a money market fund.
(f)	Effect on the expense ratio was not greater than 0.005%.

See accompanying notes to financial statements.

Financial Highlights

Near-Term Tax Free Fund

For a capital share outstanding during the

	Investor Class
	Six Months Ended June 30, 2017 (unaudited)	Year Ended December 31,
		2016	2015	2014	2013	2012

Net asset value, beginning of period/year	$2.21	$2.25	$2.25	$2.23	$2.27	$2.26

Investment Activities
Net investment income	.01	.03	.03	.05	.05	.05
Net realized and unrealized gain (loss)	.01	(.04)	— (a)	.02	(.04)	.01
Total from investment activities	.02	(.01)	.03	.07	.01	.06
Distributions
From net investment income	(.01)	(.03)	(.03)	(.05)	(.05)	(.05)
From return of capital	—	— (a)	—	—	—	—

Net asset value, end of period/year	$2.22	$2.21	$2.25	$2.25	$2.23	$2.27

Total Return (b)	1.05%	(.45)%	1.45%	3.07%	.31%	2.67%
Ratios to Average Net Assets:
Net investment income	1.23%	1.25%	1.52%	2.13%	2.08%	2.21%
Total expenses	1.05%	0.97%	1.09%	1.08%	1.21%	1.25%
Expenses waived or reimbursed (c)	(.60)%	(.52)%	(.64)%	(.63)%	(.76)%	(.80)%
Net expenses (d)	.45%	.45%	.45%	.45%	.45%	.45%
Portfolio turnover rate	3%	33%	15%	12%	6%	7%

Net assets, end of year (in thousands)	$84,009	$95,301	$106,769	$89,595	$61,884	$44,509

(a)	The per share amount does not round to a full penny.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(c)

Expenses waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, and decrease total returns had such reductions not occurred.

(d)

The net expense ratios shown above reflect expenses after waivers and reimbursements but exclude the effect of reductions to total expenses for any expenses offset. Expense offset arrangements reduce total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income ratio had such reductions not occurred. The effect of expenses offset are as follows:

	Investor Class
	Six Months Ended June 30, 2017 (unaudited)	Year Ended December 31,
		2016	2015		2014		2013		2012
Ratios to Average Net Assets:
Expense offset	(.03)%	(.02)%	—	(e)	—	(e)	—	(e)	—	(e)

(e)	Effect on the expense ratio was not greater than 0.005%.

See accompanying notes to financial statements.

Financial Highlights

All American Equity Fund

For a capital share outstanding during the

	Investor Class
	Six Months Ended June 30, 2017 (unaudited)	Year Ended December 31,
		2016	2015		2014	2013	2012

Net asset value, beginning of period/year	$23.53	$23.60	$27.84		$32.18	$25.40	$22.72

Investment Activities
Net investment income (loss)	.09	.02	.09		(.16)	(.12)	.07
Net realized and unrealized gain (loss)	.68	(.05)	(1.23)		.84	9.08	2.61
Total from investment activities	.77	(.03)	(1.14)		.68	8.96	2.68
Distributions
From net investment income	—	(.04)	(.06)		—	(.07)	—
From net realized gains	—	—	(3.04)		(5.02)	(2.11)	—
Total distributions	—	(.04)	(3.10)		(5.02)	(2.18)	—
Short -Term Trading Fees* (a)	—	—	—		—	—	—

Net asset value, end of period/year	$24.30	$23.53	$23.60		$27.84	$32.18	$25.40

Total Return (b)	3.27%	(.14)%	(4.20)%		1.94%	35.55%	11.80%
Ratios to Average Net Assets:
Net investment income (loss)	.69%	.06%	.31%		(.54)%	(.45)%	.28%
Total expenses	1.73%	1.75%	1.94%		2.16%	2.44%	2.72%
Expenses waived or reimbursed (c)	—	(.02)%	(.02)%		(.03)%	(.28)%	(.52)%
Net expenses (d)	1.73%	1.73%	1.92%		2.13%	2.16%	2.20%
Portfolio turnover rate	105%	303%	109	%(f)	253%	150%	221%

Net assets, end of year (in thousands)	$16,658	$17,350	$19,117		$21,936	$23,388	$16,846

*	Based on average monthly shares outstanding.
(a)	The per share amount does not round to a full penny.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(c)

Expenses waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, and decrease total returns had such reductions not occurred.

(d)

The net expense ratios shown above reflect expenses after waivers and reimbursements but exclude the effect of reductions to total expenses for any expenses offset. Expense offset arrangements reduce total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income (loss) ratio had such reductions not occurred. The effect of expenses offset are as follows:

	Investor Class
	Six Months Ended June 30, 2017 (unaudited)	Year Ended December 31,
		2016	2015		2014		2013		2012
Ratios to Average Net Assets:
Expense offset	(.03)%	(.02)%	—	(e)	—	(e)	—	(e)	—	(e)

(e)	Effect on the expense ratio was not greater than 0.005%.
(f)	Excludes option transactions.

See accompanying notes to financial statements.

Financial Highlights

Holmes Macro Trends Fund

For a capital share outstanding during the

	Investor Class
	Six Months Ended June 30, 2017 (unaudited)	Year Ended December 31,
		2016		2015		2014		2013	2012

Net asset value, beginning of period/year	$18.65	$18.59		$20.25		$24.24		$18.51	$17.62

Investment Activities
Net investment loss	(.04)	(.06)		(.11)		(.26)		(.18)	(.10)
Net realized and unrealized gain (loss)	1.22	1.68		(.06)		(1.36)		7.42	1.29
Total from investment activities	1.18	1.62		(.17)		(1.62)		7.24	1.19
Distributions from net realized gains	—	(1.56)		(1.49)		(2.37)		(1.51)	(.30)
Short -Term Trading Fees*(a)	—	—		—		—		—	—

Net asset value, end of period/year	$19.83	$18.65		$18.59		$20.25		$24.24	$18.51

Total Return (b)	6.33%	8.66%		(.94)%		(6.74)%		39.38%	6.77%
Ratios to Average Net Assets:
Net investment loss	(.40)%	(.34)%		(.55)%		(1.17)%		(1.11)%	(.51)%
Total expenses	1.81%	1.67%		1.81%		1.94%		2.00%	1.85%
Expenses waived or reimbursed (c)	—	—		—		—		(.04)%	— (e)
Net expenses (d)	1.81%	1.67%		1.81%		1.94%		1.96%	1.85%
Portfolio turnover rate	117%	275	%(f)	320	%(f)	183	%(f)	109%	214%

Net assets, end of year (in thousands)	$40,190	$40,706		$41,135		$46,250		$55,926	$34,639

*	Based on average monthly shares outstanding.
(a)	The per share amount does not round to a full penny.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(c)

Expenses waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, and decrease total returns had such reductions not occurred.

(d)

The net expense ratios shown above reflect expenses after waivers and reimbursements but exclude the effect of reductions to total expenses for any expenses offset. Expense offset arrangements reduce total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income ratio had such reductions not occurred. The effect of expenses offset are as follows:

	Investor Class
	Six Months Ended June 30, 2017 (unaudited)	Year Ended December 31,
		2016	2015		2014		2013		2012
Ratios to Average Net Assets:
Expense offset	(.03)%	(.02)%	—	(e)	—	(e)	—	(e)	—	(e)

(e)	Effect on the expense ratio was not greater than 0.005%.
(f)	Excludes option transactions.

See accompanying notes to financial statements.

Financial Highlights

Global Resources Fund

For a capital share outstanding during the

	Investor Class
	Six Months Ended June 30, 2017 (unaudited)	Year Ended December 31,
		2016		2015		2014		2013	2012

Net asset value, beginning of period/year	$5.25	$4.72		$6.67		$9.36		$9.79	$9.36

Investment Activities
Net investment income (loss)	.07	.06	*	.10	*	.04	*	.02 *	.04 *
Net realized and unrealized gain (loss)	.07	.64	*	(2.00	)*	(2.73	)*	(.10 )*	.61 *
Total from investment activities	.14	.70		(1.90)		(2.69)		(.08)	.65
Distributions from net investment income	—	(.17)		(.05)		—		(.35)	(.22)
Short -Term Trading Fees*(a)	—	—		—		—		—	—

Net asset value, end of period/year	$5.39	$5.25		$4.72		$6.67		$9.36	$9.79

Total Return (b)	2.67%	14.99%		(28.43)%		(28.74)%		(.72)%	6.93%
Ratios to Average Net Assets:
Net investment income (loss)	2.50%	1.13%		1.72%		.44%		.16%	.44%
Total expenses	1.56%	1.85%		1.58%		1.45%		1.59%	1.57%
Expenses waived or reimbursed (c)	—	(.01)%		(.06)%		—	(e)	—	—
Net expenses (d)	1.56%	1.84%		1.52%		1.45%		1.59%	1.57%
Portfolio turnover rate (f)	86%	255	%(g)	445	%(g)	444	%(g)	138%	117%

Net assets, end of year (in thousands)	$90,529	$97,005		$98,126		$171,673		$326,320	$438,372

*	Based on average monthly shares outstanding.
(a)	The per share amount does not round to a full penny.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(c)

Expenses waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, and decrease total returns had such reductions not occurred.

(d)

The net expense ratios shown above reflect expenses after waivers and reimbursements but exclude the effect of reductions to total expenses for any expenses offset. Expense offset arrangements reduce total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income ratio had such reductions not occurred. The effect of expenses offset are as follows:

	Investor Class
	Six Months Ended June 30, 2017 (unaudited)	Year Ended December 31,
		2016	2015		2014		2013		2012
Ratios to Average Net Assets:
Expense offset	(.02)%	(.01)%	—(e	)	—(e	)	—(e	)	—(e	)

(e)	Effect on the expense ratio was not greater than 0.005%.
(f)	Portfolio turnover is calculated at the fund level.
(g)	Excludes option transactions.

See accompanying notes to financial statements.

Financial Highlights

Global Resources Fund

For a capital share outstanding during the

	Institutional Class
	Six Months Ended June 30, 2017 (unaudited)	Year Ended December 31,
		2016		2015		2014		2013	2012

Net asset value, beginning of period/year	$5.25	$4.74		$6.67		$9.30		$9.74	$9.39

Investment Activities
Net investment income (loss)	.07	.08	*	.17	*	.08	*	.07 *	.10 *
Net realized and unrealized gain (loss)	.11	.65	*	(2.02	)*	(2.71	)*	(.10 )*	.60 *
Total from investment activities	.18	.73		(1.85)		(2.63)		(.03)	.70
Distributions from net investment income	—	(.22)		(.08)		—		(.41)	(.35)
Short -Term Trading Fees*	—	—		—		—		— (a)	— (a)

Net asset value, end of period/year	$5.43	$5.25		$4.74		$6.67		$9.30	$9.74

Total Return (b)	3.43%	15.43%		(27.73)%		(28.28)%		(.15)%	7.44%
Ratios to Average Net Assets:
Net investment income (loss)	2.72%	1.61%		2.92%		.85%		.68%	1.02%
Total expenses	3.73%	5.41%		1.35%		1.13%		1.25%	1.21%
Expenses waived or reimbursed (c)	(2.57)%	(4.05)%		(.61)%		(.27)%		(.22)%	(.14)%
Net expenses (d)	1.16%	1.36%		.74%		.86%		1.03%	1.07%
Portfolio turnover rate (f)	86%	255	%(g)	445	%(g)	444	%(g)	138%	117%

Net assets, end of year (in thousands)	$182	$1,021		$1,882		$9,733		$51,122	$94,076

*	Based on average monthly shares outstanding.
(a)	The per share amount does not round to a full penny.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(c)

Expenses waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, and decrease total returns had such reductions not occurred.

(d)

The net expense ratios shown above reflect expenses after waivers and reimbursements but exclude the effect of reductions to total expenses for any expenses offset. Expense offset arrangements reduce total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income (loss) ratio had such reductions not occurred. The effect of expenses offset are as follows:

	Institutional Class
	Six Months Ended June 30, 2017 (unaudited)	Year Ended December 31,
		2016	2015		2014		2013		2012
Ratios to Average Net Assets:
Expense offset	(.02)%	(.01)%	—	(e)	—	(e)	—	(e)	—	(e)

(e)	Effect on the expense ratio was not greater than 0.005%.
(f)	Portfolio turnover rate is calculated at the fund level.
(g)	Excludes option transactions.

See accompanying notes to financial statements.

Financial Highlights

World Precious Minerals Fund

For a capital share outstanding during the

	Investor Class
	Six Months Ended June 30, 2017 (unaudited)		Year Ended December 31,
			2016		2015		2014		2013	2012

Net asset value, beginning of period/year	$6.35		$3.64		$4.75		$5.69		$11.70	$13.18

Investment Activities
Net investment loss	(.06)		(.09	)*	(.03	)*	(.06	)*	(.07 )*	(.11 )*
Net realized and unrealized loss	(.05)		2.82	*	(.72	)*	(.88	)*	(5.94)*	(1.37)*
Total from investment activities	(.11)		2.73		(.75)		(.94)		(6.01)	(1.48)
Distributions from net investment income	—		(.02)		(.36)		—		—	—
Short -Term Trading Fees*(a)	—		—		—		—		—	—

Net asset value, end of period/year	$6.24		$6.35		$3.64		$4.75		$5.69	$11.70

Total Return (b)	(1.73)%		75.08%		(15.64)%		(16.52)%		(51.37)%	(11.23)%
Ratios to Average Net Assets:
Net investment loss	(1.72)%		(1.28)%		(.71)%		(.91)%		(.90)%	(.85)%
Total expenses	2.02%		1.99%		1.96%		1.99%		1.85%	1.45%
Expenses waived or reimbursed (c)	(.01)%		(.04)%		(.15)%		(.03)%		(.02)%	—
Net expenses (d)	2.01%		1.95%		1.81%		1.96%		1.83%	1.45%
Portfolio turnover rate (f)	19	%(g)	136	%(g)	71	%(g)	61	%(g)	34%	44%

Net assets, end of year (in thousands)	$127,455		$137,338		$78,150		$103,413		$134,065	$319,052

*	Based on average monthly shares outstanding.
(a)	The per share amount does not round to a full penny.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(c)

Expenses waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, and decrease total returns had such reductions not occurred.

(d)

The net expense ratios shown above reflect expenses after waivers and reimbursements but exclude the effect of reductions to total expenses for any expenses offset. Expense offset arrangements reduce total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income ratio had such reductions not occurred. The effect of expenses offset are as follows:

	Investor Class
	Six Months Ended June 30, 2017 (unaudited)	Year Ended December 31,
		2016	2015		2014		2013		2012
Ratios to Average Net Assets:
Expense offset	(.01)%	(.01)%	—	(e)	—	(e)	—	(e)	—	(e)

(e)	Effect on the expense ratio was not greater than 0.005%.
(f)	Portfolio turnover rate is calculated at the fund level.
(g)	Excludes option transactions.

See accompanying notes to financial statements.

Financial Highlights

World Precious Minerals Fund

For a capital share outstanding during the

	Institutional Class
	Six Months Ended June 30, 2017 (unaudited)		Year Ended December 31,
			2016		2015		2014		2013	2012

Net asset value, beginning of period/year	$6.38		$3.65		$4.78		$5.72		$11.69	$13.10

Investment Activities
Net investment loss	(.04)		(.05	)*	(.01	)*	(.05	)*	(.01 )*	(.04 )*
Net realized and unrealized loss	(.06)		2.82	*	(.72	)*	(.89	)*	(5.96)*	(1.37)*
Total from investment activities	(.10)		2.77		(.73)		(.94)		(5.97)	(1.41)
Distributions from net investment income	—		(.04)		(.40)		—		—	—
Short -Term Trading Fees*	—		—		—		—		—	—

Net asset value, end of period/year	$6.28		$6.38		$3.65		$4.78		$5.72	$11.69

Total Return (a)	(1.57)%		75.97%		(15.07)%		(16.43)%		(51.07)%	(10.76)%
Ratios to Average Net Assets:
Net investment loss	(1.19)%		(.69)%		(.15)%		(.71)%		(.15)%	(.32)%
Total expenses	2.65%		2.60%		20.51%		4.86%		3.30%	3.56%
Expenses waived or reimbursed (b)	(1.18)%		(1.33)%		(19.31)%		(3.23)%		(1.97)%	(2.69)%
Net expenses (c)	1.47%		1.27%		1.20%		1.63%		1.33%	.87%
Portfolio turnover rate (e)	19	%(f)	136	%(f)	71	%(f)	61	%(f)	34%	44%

Net assets, end of year (in thousands)	$2,971		$3,821		$76		$154		$3,660	$769

*	Based on average monthly shares outstanding.
(a)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(b)

Expenses waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, and decrease total returns had such reductions not occurred.

(c)

The net expense ratios shown above reflect expenses after waivers and reimbursements but exclude the effect of reductions to total expenses for any expenses offset. Expense offset arrangements reduce total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income ratio had such reductions not occurred. The effect of expenses offset are as follows:

	Institutional Class
	Six Months Ended June 30, 2017 (unaudited)	Year Ended December 31,
		2016	2015		2014		2013		2012
Ratios to Average Net Assets:
Expense offset	(.01)%	(.01)%	—	(d)	—	(d)	—	(d)	—	(d)

(d)	Effect on the expense ratio was not greater than 0.005%.
(e)	Portfolio turnover rate is calculated at the fund level.
(f)	Excludes option transactions.

See accompanying notes to financial statements.

Financial Highlights

Gold and Precious Metals Fund

For a capital share outstanding during the

	Investor Class
	Six Months Ended June 30, 2017 (unaudited)	Year Ended December 31,
		2016		2015		2014		2013	2012
Net asset value, beginning of period/year	$7.04	$4.89		$5.16		$6.00		$11.78	$12.61

Investment Activities
Net investment loss	(.04)	(.07)		(.04)		(.05)		(.06)	(.09)
Net realized and unrealized gain (loss)	.22	2.28		(.21)		(.79)		(5.72)	(.72)
Total from investment activities	.18	2.21		(.25)		(.84)		(5.78)	(.81)
Distributions from net investment income	—	(.06)		(.02)		—		—	(.02)
Short -Term Trading Fees* (a)	—	—		—		—		—	—

Net asset value, end of period/year	$7.22	$7.04		$4.89		$5.16		$6.00	$11.78

Total Return (b)	2.56%	45.36%		(4.78)%		(14.00)%		(49.07)%	(6.44)%
Ratios to Average Net Assets:
Net investment loss	(1.28)%	(1.02)%		(.83)%		(.67)%		(.48)%	(.60)%
Total expenses	1.68%	1.73%		2.13%		1.93%		2.12%	1.61%
Expenses waived or reimbursed (c)	—	(.02)%		(.08)%		(.05)%		(.06)%	—
Net expenses (d)	1.68%	1.71%		2.05%		1.88%		2.06%	1.61%
Portfolio turnover rate	37%	181	%(f)	106	%(f)	99	%(f)	64%	95%

Net assets, end of year (in thousands)	$98,631	$93,988		$58,298		$62,777		$74,627	$166,524

*	Based on average monthly shares outstanding.
(a)	The per share amount does not round to a full penny.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(c)

Expenses waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, and decrease total returns had such reductions not occurred.

(d)

The net expense ratios shown above reflect expenses after waivers and reimbursements but exclude the effect of reductions to total expenses for any expenses offset. Expense offset arrangements reduce total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment loss ratio had such reductions not occurred. The effect of expenses offset are as follows:

	Investor Class
	Six Months Ended June 30, 2017 (unaudited)	Year Ended December 31,
		2016	2015		2014		2013		2012
Ratios to Average Net Assets:
Expense offset	(.03)%	(.01)%	—	(e)	—	(e)	—	(e)	—	(e)

(e)	Effect on the expense ratio was not greater than 0.005%.
(f)	Excludes option transactions.

See accompanying notes to financial statements.

Financial Highlights

Emerging Europe Fund

For a capital share outstanding during the

	Investor Class
	Six Months Ended June 30, 2017 (unaudited)	Year Ended December 31,
		2016		2015		2014		2013	2012

Net asset value, beginning of period/year	$5.94	$5.20		$6.56		$8.82		$9.23	$7.79

Investment Activities
Net investment income	.05	.07		.04		.06		.19	.15
Net realized and unrealized gain (loss)	.35	.67		(1.40)		(2.11)		(.46)	1.35
Total from investment activities	.40	.74		(1.36)		(2.05)		(.27)	1.50
Distributions from net investment income	—	—		—		(.21)		(.14)	(.06)
Short -Term Trading Fees*(a)	—	—		—		—		—	—

Net asset value, end of period/year	$6.34	$5.94		$5.20		$6.56		$8.82	$9.23

Total Return (b)	6.73%	14.23%		(20.73)%		(23.22)%		(2.93)%	19.27%
Ratios to Average Net Assets:
Net investment income	1.55%	1.19%		.63%		.23%		1.59%	1.39%
Total expenses	2.25%	2.31%		2.60%		2.28%		2.13%	2.15%
Expenses waived or reimbursed (c)	—	—	(e)	—		—		—	—
Net expenses (d)	2.25%	2.31%		2.60%		2.28%		2.13%	2.15%
Portfolio turnover rate	42%	164	%(f)	137	%(f)	93	%(f)	74%	85%

Net assets, end of year (in thousands)	$45,659	$42,273		$44,666		$69,066		$122,570	$173,687

*	Based on average monthly shares outstanding.
(a)	The per share amount does not round to a full penny.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(c)

Expenses waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, and decrease total returns had such reductions not occurred.

(d)

The net expense ratios shown above reflect expenses after waivers and reimbursements but exclude the effect of reductions to total expenses for any expenses offset. Expense offset arrangements reduce total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income (loss) ratio had such reductions not occurred. The effect of expenses offset are as follows:

	Investor Class
	Six Months Ended June 30, 2017 (unaudited)	Year Ended December 31,
		2016		2015		2014		2013		2012
Ratios to Average Net Assets:
Expense offset	(.01)%	—(e	)	—	(e)	—	(e)	—	(e)	—	(e)

(e)	Effect on the expense ratio was not greater than 0.005%.
(f)	Excludes option transactions.

See accompanying notes to financial statements.

Financial Highlights

China Region Fund

For a capital share outstanding during the

	Investor Class
	Six Months Ended June 30, 2017 (unaudited)	Year Ended December 31,
		2016		2015		2014		2013	2012

Net asset value, beginning of period/year	$7.32	$7.41		$8.20		$8.28		$7.61	$6.81

Investment Activities
Net investment income (loss)	(.02)	.01		.02		—	(a)	(.01)	.04
Net realized and unrealized gain (loss)	2.13	(.09)		(.72)		(.08)		.70	.78
Total from investment activities	2.11	(.08)		(.70)		(.08)		.69	.82
Distributions from net investment income	—	(.01)		(.09)		—		(.02)	(.02)
Short -Term Trading Fees* (a)	—	—		—		—		—	—

Net asset value, end of period/year	$9.43	$7.32		$7.41		$8.20		$8.28	$7.61

Total Return (b)	28.83%	(1.05)%		(8.60)%		(.97)%		9.07%	12.00%
Ratios to Average Net Assets:
Net investment income (loss)	(.39)%	.12%		.24%		.08%		(.12)%	.60%
Total expenses	2.60%	2.74%		3.03%		2.94%		2.75%	2.64%
Expenses waived or reimbursed (c)	(.09)%	(.38)%		(.51)%		(.43)%		(.37)%	(.39)%
Net expenses (d)	2.51%	2.36%		2.52%		2.51%		2.38%	2.25%
Portfolio turnover rate	56%	165	%(f)	210	%(f)	235	%(f)	201%	374%

Net assets, end of year (in thousands)	$20,813	$16,510		$16,183		$21,008		$26,386	$29,160

*	Based on average monthly shares outstanding.
(a)	The per share amount does not round to a full penny.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(c)

Expenses waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, and decrease total returns had such reductions not occurred.

(d)

The net expense ratios shown above reflect expenses after waivers and reimbursements but exclude the effect of reductions to total expenses for any expenses offset. Expense offset arrangements reduce total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income ratio had such reductions not occurred. The effect of expenses offset are as follows:

	Investor Class
	Six Months Ended June 30, 2017 (unaudited)	Year Ended December 31,
		2016	2015		2014		2013		2012
Ratios to Average Net Assets:
Expense offset	(.02)%	(.01)%	—	(e)	—	(e)	—	(e)	—	(e)

(e)	Effect on the expense ratio was not greater than 0.005%.
(f)	Excludes option transactions.

See accompanying notes to financial statements.

Additional Information (unaudited)

Proxy Voting

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-US-FUNDS (1-800-873-8637). It also appears in the Funds’ statement of additional information (Form 485B), which can be found on the SEC’s website at www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-US-FUNDS (1-800-873-8637) or accessing the Funds’ Form N-PX on the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Schedules

The Funds provide complete lists of holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Funds’ semi-annual and annual reports to shareholders. For the first and third quarters, the Funds file the lists with the SEC on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov. The Funds’ Forms N-Q may also be reviewed and copied at the SEC’s Public Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Expense Example (unaudited)	June 30, 2017

As a shareholder of the funds, you incur two types of costs: (1) transaction costs, including short-term trading fees and exchange fees; and (2) ongoing costs, including management fees, distribution plan fees, shareholder reports (like this one), and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2017 to June 30, 2017) as indicated below.

●

Actual Expenses. The first line of the following table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

●

Hypothetical Example for Comparison Purposes. The second line of the following table for each fund provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5 percent per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in these funds and other funds. To do so, compare this 5 percent hypothetical example with the 5 percent hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct or transactional costs, such as small account, exchange or short-term trading fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct or transactional costs were included, your costs would have been higher.

Expense Example (unaudited)	June 30, 2017

	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Expenses Paid During Period*
U.S. Government Securities Ultra-Short Bond Fund
Based on Actual Fund Return	$ 1,000.00	$1,002.90	$ 2.23
Based on Hypothetical 5% Yearly Return	$ 1,000.00	$1,022.56	$ 2.26
Near-Term Tax Free Fund
Based on Actual Fund Return	$ 1,000.00	$1,010.50	$ 2.24
Based on Hypothetical 5% Yearly Return	$ 1,000.00	$1,022.56	$ 2.26
All American Equity Fund
Based on Actual Fund Return	$ 1,000.00	$1,032.70	$ 8.72
Based on Hypothetical 5% Yearly Return	$ 1,000.00	$1,016.22	$ 8.65
Holmes Macro Trends Fund
Based on Actual Fund Return	$ 1,000.00	$1,063.30	$ 9.26
Based on Hypothetical 5% Yearly Return	$ 1,000.00	$1,015.82	$ 9.05
Global Resources Fund Investor Class
Based on Actual Fund Return	$ 1,000.00	$1,026.70	$ 7.84
Based on Hypothetical 5% Yearly Return	$ 1,000.00	$1,017.06	$ 7.80
Global Resources Fund Institutional Class
Based on Actual Fund Return	$ 1,000.00	$1,034.30	$ 5.85
Based on Hypothetical 5% Yearly Return	$ 1,000.00	$1,019.04	$ 5.81
World Precious Minerals Fund Investor Class
Based on Actual Fund Return	$ 1,000.00	$ 982.70	$ 9.88
Based on Hypothetical 5% Yearly Return	$ 1,000.00	$1,014.83	$ 10.04
World Precious Minerals Fund Institutional Class
Based on Actual Fund Return	$ 1,000.00	$ 984.30	$ 7.23
Based on Hypothetical 5% Yearly Return	$ 1,000.00	$1,017.50	$ 7.35
Gold and Precious Metals Fund
Based on Actual Fund Return	$ 1,000.00	$1,025.60	$ 8.44
Based on Hypothetical 5% Yearly Return	$ 1,000.00	$1,016.46	$ 8.40
Emerging Europe Fund
Based on Actual Fund Return	$ 1,000.00	$1,142.30	$ 11.95
Based on Hypothetical 5% Yearly Return	$ 1,000.00	$1,013.64	$ 11.23
China Region Fund
Based on Actual Fund Return	$ 1,000.00	$ 989.50	$ 12.38
Based on Hypothetical 5% Yearly Return	$ 1,000.00	$1,012.35	$ 12.52

*

These calculations are based on expenses incurred in the most recent fiscal half-year. The Funds’ Investor Class’ annualized expense ratios (after reimbursements and offsets) for the six month period ended June 30, 2017, were 0.45%, 0.45%, 1.73%, 1.81%, 1.56%, 2.01%, 1.68%, 2.25% and 2.51%, respectively, for the U.S. Government Securities Ultra-Short Bond, Near-Term Tax Free, All American Equity, Holmes Macro Trends, Global Resources, World Precious Minerals, Gold and Precious Metals, Emerging Europe and China Region Funds. The funds’ Institutional Class’ annualized expense ratios (after reimbursements and offsets) for the six month period ended June 30, 2017, were 1.16% and 1.47%, respectively, for the Global Resources and World Precious Minerals Funds. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by 181, the number of days in the period, then divided by 365 days in the current fiscal year.

Rev. 08/2016
FACTS	WHAT DOES U.S. GLOBAL INVESTORS DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

● Social Security number and account balances

● retirement assets and checking account information

● account transactions and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons U.S. Global Investors chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does U.S. Global Investors share?	Can you limit this sharing?
For our everyday business purposes — Such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-800-US-FUNDS (1-800-873-8637) or go to www.usfunds.com

Who we are
Who is providing this notice?	U.S. Global Investors, Inc. and U.S. Global Investors Funds (collectively known as U.S. Global Investors)

What we do
How does U.S. Global Investors protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does U.S. Global Investors collect my personal information?

We collect your personal information, for example, when you

● open an account or provide account information

● make deposits or withdrawals from your account

● make a wire transfer

● tell us where to send the money

We also collect your personal information from other companies

Why can’t I limit all sharing?

Federal law gives you the right to limit only

● sharing for affiliates’ everyday business purposes — information about your creditworthiness

● affiliates from using your information to market to you

● sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Our affiliates include U.S. Global Investors, Inc. and U.S. Global Investors Funds.
Nonaffiliates

Companies not related by common ownership or control. They can be financial and nonfinancial companies.

● Nonaffiliates we share personal information with include companies that perform marketing on our behalf, printing and mailing companies, and companies that service your account(s).

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● U.S. Global Investors doesn’t jointly market.

[THIS PAGE INTENTIONALLY LEFT BLANK]

Atlantic Fund Services 3 Canal Plaza, Suite 600 Portland, ME 04101

Want to reduce paper waste? You can receive this report and other important documents electronically. Please visit www.usfunds.com and sign up at Access My Account. If you need further assistance, please call us at 800-873-8637.

ITEM 2. CODE OF ETHICS.
Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable

ITEM 6. INVESTMENTS.

(a)	Included as part of report to shareholders under Item 1.

(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
The Registrant does not accept nominees to the board of trustees from shareholders.

ITEM 11. CONTROLS AND PROCEDURES
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act are effective, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) of the Act, and Section 302 of the Sarbanes-Oxley Act of 2002. (Exhibits filed herewith)

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) of the Act, and Section 906 of the Sarbanes-Oxley Act of 2002. (Exhibit filed herewith)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant U.S. Global Investors Funds

By	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date	8/29/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date	8/29/17

By	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date	8/29/17